As filed with the Securities and Exchange Commission on August
30, 2005
                                                          File Nos.
                                                          002-96634
                                                          811-04267

                SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, D.C. 20549
                             FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.
                                   -----

      Post-Effective Amendment No.  36                         (X)
                                   ----

                              and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.  37                                        (X)
                    ----

                   INSTITUTIONAL FIDUCIARY TRUST
                   -----------------------------
        (Exact Name of Registrant as Specified in Charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        (Address of Principal Executive Offices)(Zip Code)

                          (650) 312-2000
       (Registrant's Telephone Number, Including Area Code)

  MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
  -----------------------------------------------------------------
        (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public offering:

It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b)
  [ ] on (date) pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(1)
  [x] on November 1, 2005 pursuant to paragraph (a)(1)
  [ ] 75 days after filing pursuant to paragraph (a)(2)
  [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Money Market Portfolios (the Master Fund) has executed this registration statement.





PROSPECTUS


11 01 2005


The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MONEY MARKET PORTFOLIO

Institutional Fiduciary Trust





























[Insert FRANKLIN(R) TEMPLETON(R) INSTITUTIONAL logo]




CONTENTS

THE FUND

[Begin callout]
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]


Goal and Strategies

Main Risks

Performance

Fees and Expenses

Management

Distributions and Taxes

Financial Highlights

YOUR ACCOUNT


[Begin callout]
INFORMATION ABOUT ACCOUNT TRANSACTIONS AND SERVICES
[End callout]


Buying Shares

Investor Services

Selling Shares

Exchanging Shares

Account Policies

Questions


FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT THE FUND
[End callout]

Back Cover


THE FUND

GOAL AND STRATEGIES

GOAL

The Fund's investment goal is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. The Fund also tries to maintain a stable $1 share price.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests, through The Money Market Portfolio (Portfolio), mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including:

BANK OBLIGATIONS and instruments secured by bank obligations, which include fixed, floating or variable rate certificates of deposit, letters of credit, time deposits, bank notes and bankers' acceptances. From time to time, the Fund may concentrate its investments in bank obligations (such as certificates of deposits) issued by domestic banks. Investments in obligations of U.S. branches of foreign banks are considered domestic bank obligations if such branches have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities.

o CERTIFICATES OF DEPOSIT, which are bank obligations that are issued against money deposited in a banking institution for a specified period of time at a specified interest rate.

COMMERCIAL PAPER, which is a short-term obligation of a bank, corporation or other borrower with a maturity of up to 270 days. Commercial paper may also be asset-backed (that is, backed by a pool of assets representing the obligations of a number of different parties). At any time, the Fund may have a significant portion of its investments in asset-backed commercial paper.

REPURCHASE AGREEMENTS, which are agreements to buy a security and then to sell the security back after a short period of time (generally, less than seven days) at a higher price.

U.S. GOVERNMENT SECURITIES, which include marketable fixed, floating and variable rate securities issued or guaranteed by the U.S. government or its agencies, or by various instrumentalities that have been established or sponsored by the U.S. government.

PORTFOLIO MATURITY AND QUALITY The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and only buys securities:

o  with remaining maturities of 397 days or less, and

o that the manager determines present minimal credit risks and are rated in the top two short-term ratings by U.S. nationally recognized rating services (or comparable unrated securities).

MAIN RISKS

INCOME

Since the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall. Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

INTEREST RATE

When interest rates rise, security prices fall. The opposite is also true: security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

CREDIT

An issuer of securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).


A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's SAI. Portfolio holdings information can be viewed online at franklintempletoninstitutional.com.


[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Although the Fund tries to maintain a $1 share price, it is possible to lose money by investing in the Fund.
[End callout]

MASTER/FEEDER STRUCTURE

The Fund seeks to achieve its investment goal by investing all of its assets in shares of the Portfolio. The Portfolio has the same investment goal and policies as the Fund. The Fund buys shares of the Portfolio at net asset value. An investment in the Fund is an indirect investment in the Portfolio.

It is possible that the Fund may have to withdraw its investment in the Portfolio if the Portfolio changes its investment goal or if the Fund's Board of Trustees, at any time, considers it to be in the Fund's best interest.



PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 10 calendar years. The table shows the Fund's average annual total returns. Of course, past performance cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS/1

[Insert bar graph]


 5.98%  5.38%  5.49% 5.44% 4.92%  6.17%  4.15%  1.57%  0.86%  1.04%
 95     96    97     98     99    00     01     02     03     04

                                YEAR

Best Quarter:                             Q3 '00     1.58%
Worst Quarter:                            Q2 '04     0.18%


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2004


                              1 YEAR      5 YEARS    10 YEARS
----------------------------------------------------------------
Money Market Portfolio        1.04%       2.74%      4.09%

1. As of September 30, 2005, the Fund's year-to-date return was []%. All Fund performance assumes reinvestment of dividends.


To obtain the Fund's current yield information, please call 1-800/321-8563.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases   None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)/1

Management fees                            0.35%
Other expenses                             0.02%
                                           ---------------
Total annual Fund operating expenses       0.37%
                                           ===============


1. The annual Fund operating expenses shown and included in the example below reflect the expenses of both the Fund and The Money Market Portfolio.



EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o   You invest $10,000 for the periods shown;
o   Your investment has a 5% return each year;
o   The Fund's operating expenses remain the same; and
o   You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR     3 YEARS   5 YEARS  10 YEARS
----------------------------------------
$38        $119      $208     $468

MANAGEMENT


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is The Money Market Portfolio's investment manager and the Fund's administrator. Together, Advisers and its affiliates manage over $438 billion in assets.

The Portfolio pays Advisers a fee for managing the Portfolio's assets. For the fiscal year ended June 30, 2005, the Fund's share of the Portfolio's management fees, before any advance waiver, was 0.15% of the Fund's average daily net assets.

A discussion regarding the basis for the board of trustees approving the investment advisory contract of the Fund is available in the Fund's annual report to shareholders for the fiscal year ended June 30, 2005.

On August 2, 2004, Franklin Resources, Inc. announced that Franklin Advisers, Inc. (Advisers) (adviser to many of the funds within Franklin Templeton Investments, and an affiliate of the adviser to the other funds) reached a settlement with the Securities and Exchange Commission (SEC) that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (August Order). The SEC's August Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Massachusetts Consent Order described below.

Under the terms of the SEC's August Order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. The independent distribution consultant is in the process of developing a methodology and Plan of Distribution pursuant to the August Order. Therefore, it is not currently possible to say which particular groups of fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The August Order also required Advisers to, among other things:

o Enhance and periodically review compliance policies and procedures, and establish a corporate ombudsman; and

o Establish a new internal position whose responsibilities shall include compliance matters related to conflicts of interests.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Advisers and Franklin Templeton Alternative Strategies, Inc.
(FTAS), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the State of Massachusetts) related to its administrative complaint filed on February 4, 2004. The administrative complaint concerned one instance of market timing that was also a subject of the August 2, 2004 settlement that Advisers reached with the SEC, as described above. Under the terms of the settlement consent order issued by the State of Massachusetts, Advisers and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (Massachusetts Consent Order). The Massachusetts Consent Order included two different sections: "Statements of Fact" and "Violations of Massachusetts Securities Laws." Advisers and FTAS admitted the facts in the Statements of Fact.

On November 19, 2004, Franklin Resources, Inc. reached a second agreement with the State of Massachusetts regarding an administrative complaint filed on October 25, 2004 (the Second Complaint). The Second Complaint alleged that Franklin Resources, Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order) failed to state that Advisers and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order. As a result of the November 19, 2004 settlement with the State of Massachusetts, Franklin Resources, Inc. filed a new Form 8-K (in which it revised the description of the Massachusetts Consent Order). The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Templeton Distributors, Inc. (Distributors) (the principal underwriter of shares of the Franklin Templeton mutual funds), reached an agreement with the California Attorney General's Office (CAGO), resolving the issues resulting from the CAGO's investigation concerning marketing support payments to securities dealers who sell fund shares. Under the terms of the settlement with the CAGO, Distributors agreed to pay $2 million to the State of California as a civil penalty, $14 million to Franklin Templeton funds to be allocated by an independent distribution consultant to be paid for by Distributors, and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that Distributors and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities and Exchange Act of 1934" (December Order).

Under the terms of the SEC's December Order, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors.

The SEC's December Order and the CAGO settlement agreement concerning marketing support payments provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The independent distribution consultant has substantially completed preparation of these distribution plans. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies have been disbursed. The SEC has not yet approved the distribution plan pertaining to its December Order. When approved, disbursements of settlement monies under the December Order will also be made promptly in accordance with the terms and conditions of that order. Advisers and Distributors also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the Fund's Prospectus and Statement of Additional Information.

On April 12, 2005, the Attorney General of West Virginia filed a complaint in state court against a number of companies engaged in the mutual fund industry including Franklin Resources, Inc. and its subsidiary, Advisers, alleging violations of the West Virginia Consumer Credit and Protection Act. To the extent applicable to Franklin Resources, Inc. and Advisers, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the Massachusetts Consent Order and the findings in the SEC's August Order, as described above.

Franklin Resources, Inc. and certain of its subsidiaries, in addition to most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the matters reported above. The lawsuits were filed in federal district courts in California, Florida, Illinois, Massachusetts, Nevada, New Jersey, and New York, and in state courts in Illinois. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland. Franklin Resources, Inc. believes that the claims made in each of the lawsuits are without merit and intends to defend vigorously against the allegations. It is possible that additional similar civil actions related to the matters reported above could be filed in the future.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.'s website at franklintempleton.com under "Statement on Current Industry Issues."


DISTRIBUTIONS AND TAXES

INCOME DIVIDENDS

The Fund typically declares and pays income dividends each day that its net asset value is calculated. The Fund does not pay "interest." Your account begins to receive dividends on the day the Fund receives your investment and continues to receive dividends through the day before it receives a request to redeem your shares. The amount of any dividends will vary and there is no guarantee the Fund will pay dividends.


ANNUAL STATEMENTS. Every January, you will receive a statement that shows the tax status of dividends you received the previous year, including for non-U.S. investors the amount of your ordinary dividends that have been exempt from non-resident alien withholding taxes because they are interest-related dividends. See the discussion below for "Non-U.S. investors." Dividends declared in December but paid in January are taxable as if they were paid in December.


TAX CONSIDERATIONS

In general, if you are a taxable investor, Fund dividends are taxable to you as ordinary income. This is true whether you reinvest your dividends in additional Fund shares or receive them in cash.


For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a sale.

Fund distributions generally will be subject to state and local taxes. Because the Fund invests in U.S. government securities only indirectly by investing in the Portfolio, the Fund does not anticipate that any of its distributions will be exempt from state and local taxes.

NON-U.S. INVESTORS. The United States imposes a withholding tax (at a 30% or lower treaty rate) on all Fund dividends of ordinary income. The American Jobs Creation Act of 2004 (2004 Tax Act) amends these withholding tax provisions to exempt most dividends paid by the Fund from U.S. source interest income and short-term capital gains to the extent such income and gains would be exempt if earned directly by the non-U.S. investor.

Under the new law, ordinary dividends designated as interest-related dividends (dividends that are designated as a payment out of qualified interest income) and short-term capital gain dividends generally will not be subject to a U.S. withholding tax, provided you properly certify your status as a non-U.S. investor. These exemptions from withholding are effective for distributions of income earned by the Fund in its fiscal years beginning on July 1, 2005 and ending on June 30, 2008.

On any payment date, the amount of an ordinary dividend that is designated by the Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of both the Portfolio's and the Fund's qualified interest income for each of their respective fiscal years, which can only be determined with exactness at fiscal year end. In addition, both the Portfolio and the Fund reserve the right not to designate interest-related dividends where the amount designated would be de minimis on a per share basis. As a consequence, if you are a non-U.S. investor, the Fund may overwithhold a small amount of U.S. tax from a dividend payment to you. In this case, your only recourse may be either to forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

The 2004 Tax Act also provides a partial exemption from U.S. estate tax for shares in the Fund held by the estate of a non-U.S. decedent. The amount treated as exempt is based on the proportion of assets in the Fund at the end of the quarter immediately preceding the decedent's death that would be exempt if held directly by the non-U.S. investor. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008.

BACKUP WITHHOLDING. If you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding at a rate of 28% on any distributions of income or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so.

Special U.S. tax certification requirements apply to non-U.S. investors. Non-U.S. investors who fail to meet these certification requirements will be subject to backup withholding on any dividends, distributions and redemption proceeds received from the Fund, including withholding on any interest-related dividends and short-term capital gain dividends during the exemption period discussed above. See the detailed information for non-U.S. investors contained in the section on "Distributions and Taxes" in the Statement of Additional Information, or contact Franklin Templeton Investments at 1-800/DIAL BEN for more information on these requirements.

OTHER TAX INFORMATION. The tax information contained in this disclosure is not written for use, and cannot be used, by the investor for the purpose of avoiding any penalties that may be imposed by the Internal Revenue Service. It is not intended as tax advice and does not purport to deal with the federal tax consequences applicable to all categories of investors and all federal or state tax consequences, some of which may be subject to special rules. You should consult with your own tax advisor about the impact of your particular circumstances on the tax consequences of your investment or potential investment in the Fund.



FINANCIAL HIGHLIGHTS


This table presents the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund assuming reinvestment of dividends. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                               YEAR ENDED JUNE 30,
--------------------------------------------------------------------
                        2005      2004     2003     2002     2001
--------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year       1.00      1.00     1.00     1.00     1.00
                      ----------------------------------------------
Net investment income    .018      .007     .012     .024     .057
Distributions from
net investment income   (.018)    (.007)   (.012)   (.024)   (.057)
                      ----------------------------------------------
Net asset value, end
of year                 1.00      1.00     1.00     1.00     1.00
                      ----------------------------------------------

Total return (%)        1.85      .74      1.20     2.42     5.84

RATIOS/SUPPLEMENTAL
DATA
Net assets, end of
year                    3,932    3,527    2,998    2,342    2,047
($ x 1 million)
Ratios to average
net
assets: (%)
  Expenses/1             .37       .37      .36      .38      .37
  Expenses net of
  waiver and
  payments by            .37       .35      .35      .35      .35
  affiliate1
  Net investment        1.83       .73     1.19     2.30     5.64
  income


1. The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

YOUR ACCOUNT

BUYING SHARES

The Fund is available for investment by individuals and institutional investors, such as corporations, banks, savings and loan associations, trust companies, and other institutional and government entities, for investment of their own capital and of monies held in accounts for which they act in a fiduciary, advisory, agency, custodial, or other similar capacity. Fund shares are offered without a sales charge.

MINIMUM INVESTMENTS
---------------------------------------------------------------------
                                                 INITIAL   ADDITIONAL
---------------------------------------------------------------------
Regular accounts                                 $100,000  no
                                                           minimum
---------------------------------------------------------------------
States, counties, cities and their
instrumentalities, departments, agencies and       $1,000  no
authorities                                                minimum
---------------------------------------------------------------------

Please note that you may only buy shares of a fund eligible for sale in your state or jurisdiction.


[Begin callout]
FRANKLIN TEMPLETON FUNDS include all of the U.S. registered mutual funds of Franklin Templeton Investments and the Franklin Mutual Recovery Fund. They do not include the funds in Franklin Templeton Variable Insurance Products Trust. [End callout]


Certain Franklin Templeton funds offer multiple share classes not offered by this Fund. Please note that for selling or exchanging your shares, or for other purposes, the Fund's shares are considered Class A shares.

Many of the Fund's investments, through The Money Market Portfolio, must be paid for in federal funds, which are monies held by the Fund's custodian on deposit at the Federal Reserve Bank of San Francisco and elsewhere. The Fund generally cannot invest money it receives from you until it is available to the Fund in federal funds, which may take up to two days. Until then, your purchase may not be considered in proper form. If the Fund is able to make investments within one business day, it may accept your order with payment in other than federal funds.

DISTRIBUTION AND SERVICE (12B-1) FEES

The Fund has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.15% per year for the sale of shares and for services provided to shareholders. No payments have been made for 12b-1 expenses since inception and the Fund has no intention to use the Rule 12b-1 plan.

ACCOUNT APPLICATION


If you are opening a new account, please complete and sign an Institutional Account Application. Institutional applications can be obtained by calling Institutional Services at 1-800/321-8563. We do not accept cash, credit card convenience checks, non-bank money orders or travelers checks as forms of payment to purchase shares.

BUYING SHARES
----------------------------------------------------------------------
                       OPENING AN ACCOUNT      ADDING TO AN ACCOUNT
----------------------------------------------------------------------

THROUGH YOUR           Contact your            Contact your
INVESTMENT             investment              investment
REPRESENTATIVE         representative          representative
----------------------------------------------------------------------

BY MAIL                Make your check,        Make your check,
                       Federal Reserve draft   Federal Reserve draft
                       or negotiable bank      or negotiable bank
                       draft payable to Money  draft payable to
                       Market Portfolio.       Money Market
                       Instruments drawn on    Portfolio. Include
                       other mutual funds may  your account number
                       not be accepted.        on the check.

                       Mail the check,         Fill out the deposit
                       Federal Reserve draft   slip from your
                       or negotiable bank      account statement. If
                       draft and your signed   you do not have a
                       application to          slip, include a note
                       Institutional Services. with your name, the
                                               Fund name, and your
                                               account number.

                                               Mail the check and
                                               deposit slip or note
                                               to Institutional
                                               Services.
----------------------------------------------------------------------

                       Call by 11:15 a.m.      Call by 11:15 a.m.
BY WIRE                Pacific time to         Pacific time to
                       receive that day's      receive that day's
See "Holiday           credit and be eligible  credit and be
Schedule" under        to receive that day's   eligible to receive
"Account Policies"     dividend. The Fund      that day's dividend.
                       will supply a wire      The Fund will supply
1-800/321-8563         control number and      a wire control number
(or 1-650/312-3600)    wire instructions.      and wire instructions.

                       Wire the funds and      Wire the funds to
                       mail your signed        Institutional
                       application to          Services. For
                       Institutional           investments over
                       Services. For           $100,000, you also
                       investments over        need to complete the
                       $100,000, you also      Institutional
                       need to complete the    Telephone Privileges
                       Institutional           section of the
                       Telephone Privileges    application.
                       section of the
                       application. Please     To make a same day
                       include the wire        wire investment,
                       control number or your  please make sure we
                       new account number on   receive your wire
                       the application.        payment by 3:00 p.m.
                                               Pacific time.
                       To make a same day
                       wire investment,
                       please make sure we
                       receive your wire
                       payment by 3:00 p.m.
                       Pacific time.
----------------------------------------------------------------------

                       Call Institutional      Call Institutional
                       Services at             Services at
BY EXCHANGE            1-800/321-8563 or send  1-800/321-8563 or
                       signed written          send signed written
1-800/321-8563 or      instructions.           instructions.
1-650/312-3600
                       For requests over       For requests over
                       $100,000, you must      $100,000, you must
                       complete the            complete the
                       Institutional           Institutional
                       Telephone Privileges    Telephone Privileges
                       section of the          section of the
                       application.            application.

                       (Please see page [#]    (Please see page [#]
                       for information on      for information on
                       exchanges.)             exchanges.)
----------------------------------------------------------------------


                   Franklin Templeton Institutional Services
                             One Franklin Parkway
                           San Mateo, CA 94403-1906
                        Call toll-free: 1-800/321-8563
                            (Monday through Friday
                     6:00 a.m. to 4:00 p.m., Pacific time)

INVESTOR SERVICES

AUTOMATED TELEPHONE SYSTEM

Our automated system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available by dialing any of the following numbers from a touch-tone phone:

SHAREHOLDER SERVICES           1-800/632-2301
ADVISOR SERVICES               1-800/524-4040
RETIREMENT SERVICES            1-800/527-2020

DISTRIBUTION OPTIONS

You may reinvest distributions you receive from the Fund, you can have your distributions mailed by check or you can have your distributions wired to you.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the Fund. If you choose not to reinvest your distributions, the Fund will distribute distributions paid during the month as directed on the last business day of each month.

TELEPHONE PRIVILEGES

You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. Certain methods of contacting us (such as by phone) may be unavailable or delayed during periods of unusual market activity. OF COURSE, YOU CAN DECLINE TELEPHONE EXCHANGE OR REDEMPTION PRIVILEGES ON YOUR ACCOUNT APPLICATION. IF YOU HAVE TELEPHONE PRIVILEGES ON YOUR ACCOUNT AND WANT TO DISCONTINUE THEM, PLEASE CONTACT US FOR INSTRUCTIONS. You may reinstate these privileges at any time in writing.

The telephone transaction options available to retirement plans are limited to those that are provided under the plan.


                               TM
FRANKLIN TEMPLETON VIP SERVICES

You may be eligible for Franklin Templeton VIP ServicesTM if you are currently eligible for the $250,000 sales charge breakpoint based solely on shares registered directly with the Franklin Templeton funds' transfer agent and excluding shares held indirectly through brokerage accounts. Franklin Templeton VIP ServicesTM shareholders enjoy enhanced service and transaction capabilities. Please contact Shareholder Services at 1-800/632-2301 for additional information on this program.


SELLING SHARES

You can sell your shares at any time.

SELLING SHARES IN WRITING

Generally, requests to sell $100,000 or less can be made over the phone or in writing. With an Institutional Telephone Privileges Agreement form on file you may redeem amounts of over $100,000. Sometimes, however, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o you are selling more than $100,000 worth of shares and do not have an Institutional Telephone Privileges Agreement form on file
o   you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Fund against potential claims based on the instructions received.


The amount may be higher for members of Franklin Templeton VIP ServicesTM. Please see page [#] for more information regarding eligibility.


SELLING RECENTLY PURCHASED SHARES


If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more.


REDEMPTION PROCEEDS

Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

CONTINGENT DEFERRED SALES CHARGE (CDSC)

Most Franklin Templeton funds impose a 1% CDSC on certain investments of Class A shares sold within 18 months of purchase. While the Fund generally does not have a CDSC, it will impose one if you sell shares exchanged into the Fund from another Franklin Templeton fund and those shares would have been assessed a CDSC in the other fund. Please keep in mind that the time the shares are held in the Fund does not count towards the CDSC holding period.

The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased.

SELLING SHARES
----------------------------------------------------------------------
                            TO SELL SOME OR ALL OF YOUR SHARES
----------------------------------------------------------------------
                            Contact your investment representative

THROUGH YOUR INVESTMENT
REPRESENTATIVE
----------------------------------------------------------------------
                            Send written instructions to
                            Institutional Services. Corporate,
BY MAIL                     partnership or trust accounts may need
                            to send additional documents.

                            Specify the Fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                            A check will be mailed to the name(s)
                            and address on the account, or otherwise
                            according to your written instructions.
----------------------------------------------------------------------
                            o  As long as your transaction is for
BY WIRE                        $100,000 or less,
                            o  or you have completed the
1-800/321-8563                 Institutional Telephone Privileges
                               section of the application,
See "Holiday Schedule"      o  and you have not changed your
under "Account Policies"       address by phone within the last 15
                               days,

                            You can call or write to have redemption proceeds wired to you. If requested, redemption proceeds may also be wired directly to a commercial bank previously designated by you on an application, or in a signature-guaranteed letter of instruction. A payment may be transmitted by wire the same business day if the phone request is received before 11:15 a.m. Pacific time. For later requests, payments will be transmitted by wire on the following business day. If you anticipate requesting a same day wire redemption over $5 million, please notify the Fund about this on the prior business day. In order to maximize efficient Fund management, please request your same day wire redemption (regardless of size) as early in the day as possible. Prior business day notification of the trade may be required.

                            Before requesting a bank wire, please
                            make sure we have your bank account
                            information on file. If we do not have
                            this information, you will need to send
                            written instructions with your bank's
                            name, your bank account number, the ABA
                            routing number, and a signature
                            guarantee.

                            Amounts of under $100 will be sent out
                            by check.
----------------------------------------------------------------------

                            Obtain a current prospectus for the fund
BY EXCHANGE                 you are considering.

                            Call Institutional Services at the
                            number below or send signed written
                            instructions. See the policies at left
                            for selling shares by mail or wire.
----------------------------------------------------------------------

                   Franklin Templeton Institutional Services
                One Franklin Parkway, San Mateo, CA 94403-1906
                        Call toll-free: 1-800/321-8563
         (Monday through Friday 6:00 a.m. to 4:00 p.m., Pacific time)

EXCHANGING SHARES

You can exchange shares between most Franklin Templeton funds within the same class*. If you exchange shares from the Fund to another Franklin Templeton fund, a sales charge may apply unless you acquired your Fund shares by exchange or through the reinvestment of dividends, or you otherwise qualify to buy shares without an initial sales charge.

FROM THE FUND INTO ANY OTHER SERIES OF THE TRUST. If you exchange shares from the Fund into any other series of the Trust, the exchange will be processed the day your request is received, provided the exchange request meets the trading deadlines as specified under the "Buying Shares" section of this prospectus.

FROM THE FUND INTO CLASS A SHARES OF OTHER FRANKLIN TEMPLETON FUNDS. The exchange will be effected at the respective net asset value or offering price of the funds involved next computed on the day on which the request is received in proper form prior to the above deadlines. Requests received after the deadlines will be effective at the next day's price.

FROM ANOTHER FUND IN THE FRANKLIN TEMPLETON FUNDS INTO THE FUND. The transaction will be processed as a liquidation from the other fund on the day the exchange is received in proper form prior to the time of valuation for that fund (as noted in that fund's prospectus) and shares of the Fund will be bought on the following business day when the money for purchase is available.

Retirement plan participants may exchange shares in accordance with the options available under, and the requirements of, their plan and plan administrator. Retirement plan administrators may charge a fee in connection with exchanges.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

REJECTED EXCHANGES. If the Fund rejects an exchange request involving the sale of Fund shares, the rejected exchange request will also mean rejection of the request to purchase shares of another fund with the proceeds of the sale. Of course, you may generally redeem shares of the Fund at any time.


EXCHANGES THROUGH FINANCIAL INTERMEDIARIES. If you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an investment advisor, an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan that maintains a master account (an Omnibus Account) with the Fund for trading on behalf of its customers, different exchange and/or transfer limit guidelines and restrictions may apply. The financial intermediary through whom you are investing may choose to adopt different trading restrictions designed to discourage short-term or excessive trading. Consult with your financial intermediary (or, in the case of a 401(k) retirement plan, your plan sponsor) to determine what trading restrictions, including exchange/transfer limitations, may be applicable to you.

FUND EXCHANGE PRIVILEGE CHANGES/WAIVER. The Fund may terminate or modify (temporarily or permanently) this exchange privilege in the future. You will receive 60 days' notice of any material changes, unless otherwise provided by law.


OTHER FUNDS' EXCHANGE PRIVILEGES. If there is a conflict between the exchange privileges of two funds involved in an exchange transaction, the stricter policy will apply to the transaction. Other Franklin Templeton funds may have different exchange restrictions. Check each fund's prospectus for details.

*Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into the Fund. Advisor Class shareholders of other Franklin Templeton funds also may exchange into the Fund. Advisor Class shareholders who exchange their shares for shares of the Fund and later decide they would like to exchange into another fund that offers Advisor Class may do so. Retirement plan assets temporarily invested in the Fund and not previously subject to a sales charge in another Franklin Templeton fund may be exchanged for Class C shares of another Franklin Templeton fund. The time the shares were held in the Fund will not count towards the CDSC holding period for the Class C shares.

MARKET TIMING TRADING POLICY


The Fund's board of trustees has adopted the following policies and procedures with respect to market timing (Market Timing Trading Policy).

MARKET TIMING GENERALLY. The Fund discourages and does not intend to accommodate short-term or frequent purchases and redemptions of Fund shares, often referred to as "market timing." It intends to seek to restrict or reject such trading or take other action, as described below, if in the judgment of the Fund manager or transfer agent such trading may interfere with the efficient management of the Fund's portfolio, may materially increase the Fund's transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders.

MARKET TIMING CONSEQUENCES. If information regarding your trading activity in this Fund or in any other Franklin Templeton fund or non-Franklin Templeton fund is brought to the attention of the Fund's manager or transfer agent and based on that information the Fund or its manager or transfer agent in their sole discretion conclude that your trading may be detrimental to the Fund as described in this Market Timing Trading Policy, the Fund may temporarily or permanently bar your future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which you may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).


In considering an investor's trading activity, the Fund may consider, among other factors, the investor's trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership.


MARKET TIMING THROUGH FINANCIAL INTERMEDIARIES. You are an investor subject to this Market Timing Trading Policy whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary (such as a broker-dealer, a bank, trust company, an insurance company separate account, an investment advisor, or an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan) that maintains an Omnibus Account with the Fund for trading on behalf of its customers.

While the Fund will encourage financial intermediaries to apply the Fund's Market Timing Trading Policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund's Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the Omnibus Accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund's Market Timing Trading Policy to their customers (for example, participants in a 401(k) retirement plan) through such methods as implementing short-term trading limitations or restrictions, imposing the Fund's redemption fee and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund's Market Timing Trading Policy.

RISKS FROM MARKET TIMERS. Depending on various factors, including the size of the Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades and the types of securities in which the Fund typically invests, short-term or frequent trading may interfere with the efficient management of the Fund's portfolio, increase the Fund's transaction costs, administrative costs and taxes and/or impact Fund performance.

In addition, if the nature of the Fund's portfolio holdings exposes the Fund to "arbitrage market timers," the value of the Fund's shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices. Arbitrage market timing occurs when an investor seeks to take advantage of the possible delay between the change in the value of a mutual fund's portfolio holdings and the reflection of the change in the fund's net asset value per share.

The Fund is currently using several methods to reduce the risks associated with market timing. These methods include:

o committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to the Fund's Market Timing Trading Policy;

o  imposing a redemption fee for short-term trading; and

o seeking the cooperation of financial intermediaries to assist the Fund in identifying market timing activity.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund's shareholders. There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect market timing in Omnibus Accounts. While the Fund will seek to take actions (directly and with the assistance of financial intermediaries) that will detect market timing, the Fund cannot represent that such trading activity can be minimized or completely eliminated.

REVOCATION OF MARKET TIMING TRADES. Transactions placed in violation of the Fund's Market Timing Trading Policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund following receipt by the Fund.


INVOLUNTARY REDEMPTIONS


The Fund reserves the right to close your account if the account value falls below $20,000 ($500 for states, counties, cities and their instrumentalities, departments, agencies and authorities), or you are deemed to engage in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the Fund (such as market timing), to the fullest extent permitted by law.


ACCOUNT POLICIES

CALCULATING SHARE PRICE

When you buy shares, you pay the net asset value (NAV) per share. When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).

The Fund calculates its NAV per share at 12:30 p.m. Pacific time, each day the New York Stock Exchange (NYSE) and the Federal Reserve Bank of San Francisco are open and, alternatively, if the NYSE and the Federal Reserve Bank of San Francisco are closed (other than for a national holiday or weekend), on each day that the U.S. government securities markets are open and the manager determines that there is sufficient liquidity in those markets, by dividing its net assets by the number of shares outstanding. The Fund's assets are generally valued at their amortized cost.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

HOLIDAY SCHEDULE

In order to receive same day credit for transactions, you need to transmit your request to buy, sell or exchange shares before 11:15 a.m. Pacific time, except on holidays or the day before or after a holiday.

The Fund is informed that the NYSE and/or the Federal Reserve Bank of San Francisco observe the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans' Day, Thanksgiving Day and Christmas Day. Although the Fund expects the same holiday schedule to be observed in the future, the Federal Reserve Bank of San Francisco or the NYSE may modify its holiday schedule at any time. On any day before or after a NYSE or Federal Reserve Bank of San Francisco holiday, or on any day when the Public Securities Association recommends an early closing, the Fund reserves the right to set an earlier time for notice and receipt of wire order purchase and redemption orders submitted for same day credit or redemption. Please place your trades as early in the day as possible on a day before or after a holiday. To the extent that the Fund's portfolio securities are traded in other markets on days the Federal Reserve Bank of San Francisco or the NYSE is closed, the Fund's NAV may be affected when investors do not have access to the Fund to buy or sell shares. Other Franklin Templeton funds may follow different holiday closing schedules.

ACCOUNTS WITH LOW BALANCES

If the value of your account falls below $20,000 ($500 for states, counties, cities and their instrumentalities, departments, agencies and authorities) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

STATEMENTS, REPORTS AND PROSPECTUSES

You will receive monthly account statements that show all your account transactions during the month.

You also will receive the Fund's financial reports every six months as well as an annual updated prospectus. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you need additional copies, please call 1-800/321-8563.

INVESTMENT REPRESENTATIVE ACCOUNT ACCESS

If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.

STREET OR NOMINEE ACCOUNTS

You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS

Unless you specify a different registration, shares issued to two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to jointly owned shares, or to sever a joint tenancy in jointly owned shares, all owners must agree in writing.


JOINT ACCOUNT RISK WITH TELEPHONE PRIVILEGES


You will automatically receive telephone privileges when you open your account. If your account has more than one registered owner, telephone privileges allow the Fund to accept transaction instructions by telephone from only one registered owner. This means that ANY ONE REGISTERED OWNER ON YOUR ACCOUNT, ACTING ALONE AND WITHOUT THE CONSENT OF ANY OTHER REGISTERED OWNER, may give the Fund instructions by telephone or in writing (subject to any limitations in telephone privileges) to:

o Exchange shares from a jointly registered Fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner's signature to redeem shares;

o Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;

o Add/Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;

o Purchase Fund shares by debiting a bank account that may be owned by you; and

o  Add/Change   the  bank  account  that  may  be  debited  for  Fund  share purchases, which new account may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone will need to be given to the Fund in a written instruction signed by all registered owners.

ADDITIONAL POLICIES

Please note that the Fund maintains additional policies and reserves certain rights, including:

o The Fund may restrict, reject or cancel any purchase orders, including an exchange request.

o The Fund may modify, suspend, or terminate telephone/online privileges at any time.

o When you buy shares, it does not create a checking or other bank account relationship with the Fund or any bank.

o The Fund may make material changes to or discontinue the exchange privilege on 60 days' notice or as otherwise provided by law.

o The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

o Normally, redemptions are processed by the next business day, but may take up to seven days to be processed if making immediate payment would adversely affect the Fund.

o In unusual circumstances, we may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws.

o For redemptions over a certain amount, the Fund may pay redemption proceeds in securities or other assets rather than cash if the manager determines it is in the best interest of the Fund, consistent with applicable law.

o You may only buy shares of a fund (including the purchase side of an exchange) eligible for sale in your state or jurisdiction.

o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

GENERAL

Government Accounting Standards Board (GASB) Statement No. 3 pertaining to Deposits with Financial Institutions provides, in paragraph 69, that investments in mutual funds should be disclosed, but not categorized.

QUESTIONS

If you have any questions about the Fund or your account, you can write to us at Institutional Services, One Franklin Parkway, San Mateo, CA 94403-1906. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                                HOURS (PACIFIC TIME,
                                                MONDAY THROUGH
DEPARTMENT NAME             TELEPHONE NUMBER    FRIDAY)
------------------------------------------------------------------
INSTITUTIONAL SERVICES      1-800/321-8563     6:00 a.m. to 4:00 p.m.
SHAREHOLDER SERVICES        1-800/632-2301     5:30 a.m. to 5:00 p.m.
FUND INFORMATION            1-800/DIAL BEN     5:30 a.m. to 5:00 p.m.
                            (1-800/342-5236)
RETIREMENT SERVICES         1-800/527-2020     5:30 a.m. to 5:00 p.m.
ADVISOR SERVICES            1-800/524-4040     5:30 a.m. to 5:00 p.m.
TDD (HEARING IMPAIRED)      1-800/851-0637     5:30 a.m. to 5:00 p.m.
AUTOMATED TELEPHONE SYSTEM  1-800/632-2301     (around-the-clock access)
                            1-800/524-4040
                            1-800/527-2020



FOR MORE INFORMATION

You can learn more about the Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS


Includes a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings, and in the annual report only, the independent registered public accounting firm's report.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about the Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.

You also can obtain information about the Fund by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.


[Insert FRANKLIN TEMPLETON INSTITUTIONAL logo]
One Franklin Parkway, San Mateo, CA 94403-1906
Institutional Services 1-800/321-8563
TDD (Hearing Impaired) 1-800/851-0637
franklintempletoninstitutional.com




Investment Company Act file #811-04267                             140 P 11/05







PROSPECTUS


11 01 2005


The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


FRANKLIN CASH RESERVES FUND

Institutional Fiduciary Trust



























[Insert FRANKLIN(R) TEMPLETON(R) INSTITUTIONAL logo]




CONTENTS

THE FUND

[Begin callout]
INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]


Goal and Strategies

Main Risks

Performance

Fees and Expenses

Management

Distributions and Taxes

Financial Highlights

YOUR ACCOUNT


[Begin callout]
INFORMATION ABOUT ACCOUNT TRANSACTIONS AND SERVICES
[End callout]


Buying Shares

Investor Services

Selling Shares

Exchanging Shares

Account Policies

Questions


FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT THE FUND
[End callout]

 Back Cover


THE FUND

GOAL AND STRATEGIES

GOAL

The Fund's investment goal is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. The Fund also tries to maintain a stable $1 share price.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests, through The
Money Market Portfolio (Portfolio), mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including:

BANK OBLIGATIONS and instruments secured by bank obligations, which include fixed, floating or variable rate certificates of deposit, letters of credit, time deposits, bank notes and bankers' acceptances. From time to time, the Fund may concentrate its investments in bank obligations (such as certificates of deposits) issued by domestic banks. Investments in obligations of U.S. branches of foreign banks are considered domestic bank obligations if such branches have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities.

o CERTIFICATES OF DEPOSIT, which are bank obligations that are issued against money deposited in a banking institution for a specified period of time at a specified interest rate.

COMMERCIAL PAPER, which is a short-term obligation of a bank, corporation or other borrower with a maturity of up to 270 days. Commercial paper may also be asset-backed (that is, backed by a pool of assets representing the obligations of a number of different parties). At any time, the Fund may have a significant portion of its investments in asset-backed commercial paper.

REPURCHASE AGREEMENTS, which are agreements to buy a security and then to sell the security back after a short period of time
(generally, less than seven days) at a higher price.

U.S. GOVERNMENT SECURITIES, which include marketable fixed, floating and variable rate securities issued or guaranteed by the U.S. government or its agencies, or by various instrumentalities that have been established or sponsored by the U.S. government.

PORTFOLIO MATURITY AND QUALITY The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and only buys securities:

o  with remaining maturities of 397 days or less, and

o that the manager determines present minimal credit risks and are rated in the top two short-term ratings by U.S. nationally recognized rating services (or comparable unrated securities).

MAIN RISKS

INCOME

Since the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when interest rates fall. Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

INTEREST RATE

When interest rates rise, security prices fall. The opposite is also true: security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

CREDIT

An issuer of securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information
(SAI).


A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's SAI. Portfolio holdings information can be viewed online at franklintempletoninstitutional.com.


[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Although the Fund tries to maintain a $1 share price, it is possible to lose money by investing in the Fund.
[End callout]

MASTER/FEEDER STRUCTURE

The Fund seeks to achieve its investment goal by investing all of its assets in shares of the Portfolio. The Portfolio has the same investment goal and policies as the Fund. The Fund buys shares of the Portfolio at net asset value. An investment in the Fund is an indirect investment in the Portfolio.

It is possible that the Fund may have to withdraw its investment in the Portfolio if the Portfolio changes its investment goal or if the Fund's Board of Trustees, at any time, considers it to be in the Fund's best interest.


PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years. The table shows the Fund's average annual total returns. Of course, past performance cannot predict or guarantee future results.


ANNUAL TOTAL RETURNS/1

[Insert bar graph]


5.73%   5.08%  5.19%  5.03%  4.46%  5.66% 3.67%  0.96% 0.35%  0.53%
95      96     97     98     99     00    01     02    03     04
                               YEAR

Best Quarter:                             Q3 '00     1.46%
Worst Quarter:                            Q2 '04     0.05%


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2004


                              1 YEAR      5 YEARS    10 YEARS
----------------------------------------------------------------
Franklin Cash Reserves Fund   0.53%       2.21%      3.65%

1. As of September 30, 2005, the Fund's year-to-date return was
[]%.
All Fund performance assumes reinvestment of dividends.


To obtain the Fund's current yield information, please call
1-800/321-8563.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on          None
purchases

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND
ASSETS)1


Management fees2                        0.40%
Distribution and service
(12b-1) fees                            0.25%
Other expenses2                         0.33%
                                        ------------
Total annual Fund operating expenses2   0.98%
                                        ============

1. The annual Fund operating expenses shown and included in the example below reflect the expenses of both the Fund and The Money Market Portfolio.
2. For the fiscal year ended June 30, 2005, the administrator had agreed in advance to limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that total Fund operating expenses do not exceed 0.85%. With this limitation, management fees were 0.27% and total annual Fund operating expenses were 0.85% for the fiscal year ended June 30, 2005. The administrator may end this arrangement at any time upon notice to the Fund's board of trustees.



EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o  You invest $10,000 for the periods shown;
o  Your investment has a 5% return each year;
o  The Fund's operating expenses remain the same; and
o  You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------
$100     $312      $542      $1,201



MANAGEMENT


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San
Mateo, CA 94403-1906, is The Money Market Portfolio's investment manager and the Fund's administrator. Together, Advisers and its affiliates manage over $438 billion in assets.

The Portfolio pays Advisers a fee for managing the Portfolio's assets. For the fiscal year ended June 30, 2005, the Fund's share of the Portfolio's management fees was 0.15% of the Fund's average daily net assets.

A discussion regarding the basis for the board of trustees approving the investment advisory contract of the Fund is available in the Fund's annual report to shareholders for the fiscal year ended June 30, 2005.

On August 2, 2004, Franklin Resources, Inc. announced that Franklin Advisers, Inc. (Advisers) (adviser to many of the funds within Franklin Templeton Investments, and an affiliate of the adviser to the other funds) reached a settlement with the Securities and Exchange Commission (SEC) that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (August Order). The SEC's August Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Massachusetts Consent Order described below.

Under the terms of the SEC's August Order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. The independent distribution consultant is in the process of developing a methodology and Plan of Distribution pursuant to the August Order. Therefore, it is not currently possible to say which particular groups of fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The August Order also required Advisers to, among other things:

o Enhance and periodically review compliance policies and procedures, and establish a corporate ombudsman; and

o Establish a new internal position whose responsibilities shall include compliance matters related to conflicts of interests.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Advisers and Franklin Templeton Alternative Strategies, Inc. (FTAS), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the State of Massachusetts) related to its administrative complaint filed on February 4, 2004. The administrative complaint concerned one instance of market timing that was also a subject of the August 2, 2004 settlement that Advisers reached with the SEC, as described above. Under the terms of the settlement consent order issued by the State of Massachusetts, Advisers and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (Massachusetts Consent Order). The Massachusetts Consent Order included two different sections: "Statements of Fact" and "Violations of Massachusetts Securities Laws." Advisers and FTAS admitted the facts in the Statements of Fact.

On November 19, 2004, Franklin Resources, Inc. reached a second agreement with the State of Massachusetts regarding an administrative complaint filed on October 25, 2004 (the Second Complaint). The Second Complaint alleged that Franklin Resources, Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order) failed to state that Advisers and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order. As a result of the November 19, 2004 settlement with the State of Massachusetts, Franklin Resources, Inc. filed a new Form 8-K (in which it revised the description of the Massachusetts Consent Order). The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Templeton Distributors, Inc. (Distributors) (the principal underwriter of shares of the Franklin Templeton mutual funds), reached an agreement with the California Attorney General's Office (CAGO), resolving the issues resulting from the CAGO's investigation concerning marketing support payments to securities dealers who sell fund shares. Under the terms of the settlement with the CAGO, Distributors agreed to pay $2 million to the State of California as a civil penalty, $14 million to Franklin Templeton funds to be allocated by an independent distribution consultant to be paid for by Distributors, and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that Distributors and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities and Exchange Act of 1934" (December Order).

Under the terms of the SEC's December Order, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors.

The SEC's December Order and the CAGO settlement agreement concerning marketing support payments provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The independent distribution consultant has substantially completed preparation of these distribution plans. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies have been disbursed. The SEC has not yet approved the distribution plan pertaining to its December Order. When approved, disbursements of settlement monies under the December Order will also be made promptly in accordance with the terms and conditions of that order. Advisers and Distributors also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the Fund's Prospectus and Statement of Additional Information.

On April 12, 2005, the Attorney General of West Virginia filed a complaint in state court against a number of companies engaged in the mutual fund industry including Franklin Resources, Inc. and its subsidiary, Advisers, alleging violations of the West Virginia Consumer Credit and Protection Act. To the extent applicable to Franklin Resources, Inc. and Advisers, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the Massachusetts Consent Order and the findings in the SEC's August Order, as described above.

Franklin Resources, Inc. and certain of its subsidiaries, in addition to most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the matters reported above. The lawsuits were filed in federal district courts in California, Florida, Illinois, Massachusetts, Nevada, New Jersey, and New York, and in state courts in Illinois. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland. Franklin Resources, Inc. believes that the claims made in each of the lawsuits are without merit and intends to defend vigorously against the allegations. It is possible that additional similar civil actions related to the matters reported above could be filed in the future.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website.
Any further updates on these matters will be disclosed on Franklin Resources, Inc.'s website at franklintempleton.com under "Statement on Current Industry Issues."



DISTRIBUTIONS AND TAXES

INCOME DIVIDENDS


The Fund typically declares income dividends each day that its net asset value is calculated and pays them monthly. The Fund does not pay "interest." Your account begins to receive dividends on the day after the Fund receives your investment and continues to receive dividends through the day it receives a request to redeem your shares. The amount of any dividends will vary and there is no guarantee the Fund will pay dividends.

ANNUAL STATEMENTS. Every January, you will receive a statement that shows the tax status of dividends you received the previous year, including for non-U.S. investors the amount of your ordinary dividends that have been exempt from non-resident alien withholding taxes because they are interest-related dividends. See the discussion below for "Non-U.S. investors." Dividends declared in December but paid in January are taxable as if they were paid in December.


TAX CONSIDERATIONS

In general, if you are a taxable investor, Fund dividends are taxable to you as ordinary income. This is true whether you reinvest your dividends in additional Fund shares or receive them in cash.


For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a sale.

Fund distributions generally will be subject to state and local taxes. Because the Fund invests in U.S. government securities only indirectly by investing in the Portfolio, the Fund does not anticipate that any of its distributions will be exempt from state and local taxes.

NON-U.S. INVESTORS. The United States imposes a withholding tax (at a 30% or lower treaty rate) on all Fund dividends of ordinary income. The American Jobs Creation Act of 2004 (2004 Tax Act) amends these withholding tax provisions to exempt most dividends paid by the Fund from U.S. source interest income and short-term capital gains to the extent such income and gains would be exempt if earned directly by the non-U.S. investor.

Under the new law, ordinary dividends designated as interest-related dividends (dividends that are designated as a payment out of qualified interest income) and short-term capital gain dividends generally will not be subject to a U.S. withholding tax, provided you properly certify your status as a non-U.S. investor. These exemptions from withholding are effective for distributions of income earned by the Fund in its fiscal years beginning on July 1, 2005 and ending on June 30, 2008.

On any payment date, the amount of an ordinary dividend that is designated by the Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of both the Portfolio's and the Fund's qualified interest income for each of their respective fiscal years, which can only be determined with exactness at fiscal year end. In addition, both the Portfolio and the Fund reserve the right not to designate interest-related dividends where the amount designated would be de minimis on a per share basis. As a consequence, if you are a non-U.S. investor, the Fund may over withhold a small amount of U.S. tax from a dividend payment to you. In this case, your only recourse may be to either forego recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

The 2004 Tax Act also provides a partial exemption from U.S. estate tax for shares in the Fund held by the estate of a non-U.S. decedent. The amount treated as exempt is based on the proportion of assets in the Fund at the end of the quarter immediately preceding the decedent's death that would be exempt if held directly by the non-U.S. investor. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008.

BACKUP WITHHOLDING. If you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding at a rate of 28% on any distributions of income or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so.

Special U.S. tax certification requirements apply to non-U.S. investors. Non-U.S. investors who fail to meet these certification requirements will be subject to backup withholding on any dividends, distributions and redemption proceeds received from the Fund, including withholding on any interest-related dividends and short-term capital gain dividends during the exemption period discussed above. See the detailed information for non-U.S. investors contained in the section on "Distributions and Taxes" in the Statement of Additional Information, or contact Franklin Templeton Investments at 1-800/DIAL BEN for more information on these requirements.

OTHER TAX INFORMATION. The tax information contained in this disclosure is not written for use, and cannot be used, by the investor for the purpose of avoiding any penalties that may be imposed by the Internal Revenue Service. It is not intended as tax advice and does not purport to deal with the federal tax consequences applicable to all categories of investors and all federal or state tax consequences, some of which may be subject to special rules. You should consult with your own tax advisor about the impact of your particular circumstances on the tax consequences of your investment or potential investment in the Fund.





FINANCIAL HIGHLIGHTS


This table presents the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund assuming reinvestment of dividends. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                     YEAR ENDED JUNE 30,
-----------------------------------------------------------------
                        2005     2004    2003    2002   2001
----------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year       1.00     1.00    1.00    1.00   1.00
                        ----------------------------------------
Net investment income    .013     .002    .007    .018   .052
Distributions from net
investment income       (.013)   (.002)  (.007)  (.018) (.052)
                        ----------------------------------------
Net asset value, end
of year                 1.00     1.00    1.00    1.00   1.00
                        ----------------------------------------

Total return (%)        1.36      .21     .70    1.85   5.31

RATIOS/SUPPLEMENTAL
DATA
Net assets, end of
year                   190,179 196,808 231,196 180,909  153,223
($ x 1,000)
Ratios to average net
assets: (%)
  Expenses/1             .98     1.06     .96     .94    .89
  Expenses net of
  waiver and payments
  by affiliate/1         .85      .85     .88     .93    .88
  Net investment income 1.34      .23     .66    1.80   5.12


1. The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

YOUR ACCOUNT

BUYING SHARES

You may buy shares of the Fund without a sales charge. The Fund is available exclusively to retirement plan participants and other institutional investors, including corporations, banks, savings and loan associations, and government entities. Individuals may not otherwise buy shares of the Fund. In the case of retirement plans, there is no required minimum initial investment amount and shares of the Fund must be registered at the omnibus level. Although the amount that may be contributed to the various investment options under a retirement plan in any one year is subject to certain limitations, assets already held by a retirement plan may be invested in the Fund without regard to the limitations. Certain institutional investors, such as corporations, banks, and savings and loan associations, may also purchase shares of the Fund subject to a minimum initial investment of $100,000. Government entities, however, including states, counties, cities, and their instrumentalities, departments, agencies, and authorities may open an account in the Fund with a minimum initial investment of $1,000. Subsequent purchases are not subject to a minimum purchase requirement.

Please note that you may only buy shares of a fund eligible for sale in your state or jurisdiction.


[Begin callout]
FRANKLIN TEMPLETON FUNDS include all of the U.S. registered mutual funds of Franklin Templeton Investments and the Franklin
Mutual Recovery Fund. They do not include the funds in the Franklin Templeton Variable Insurance Products Trust.
[End callout]


Certain Franklin Templeton funds offer multiple share classes not offered by this Fund. Please note that for selling or exchanging your shares, or for other purposes, the Fund's shares are considered Class A shares.

Many of the Fund's investments, through The Money Market Portfolio, must be paid for in federal funds, which are monies held by the Fund's custodian on deposit at the Federal Reserve Bank of San Francisco and elsewhere. The Fund generally cannot invest money it receives from you until it is available to the Fund in federal funds, which may take up to two days. Until then, your purchase may not be considered in proper form. If the Fund is able to make investments within one business day, it may accept your order with payment in other than federal funds.

DISTRIBUTION AND SERVICE (12B-1) FEES

The Fund has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.25% per year for the sale of shares and for services provided to shareholders.

Because these fees are paid out of the assets of the Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

ACCOUNT APPLICATION


If you are opening a new account, please complete and sign an Institutional Account Application. Institutional applications can be obtained by calling Institutional Services at 1-800/321-8563. We do not accept cash, credit card convenience checks, non-bank money orders or travelers checks as forms of payment to purchase shares.


BUYING SHARES
----------------------------------------------------------------------
                       OPENING AN ACCOUNT       ADDING TO AN ACCOUNT
----------------------------------------------------------------------
                       Contact your investment  Contact your
                       representative           investment
THROUGH YOUR                                    representative
INVESTMENT
REPRESENTATIVE
----------------------------------------------------------------------
                       Make your check,         Make your check
                       Federal Reserve Draft    payable to Franklin
BY MAIL                or negotiable bank       Cash Reserves Fund.
                       draft payable to         Include your account
                       Franklin Cash Reserves   number on the check.
                       Fund. Instruments drawn
                       on other mutual funds    Mail the check to
                       may not be accepted.     Institutional
                                                Services.
                       Mail the check or draft
                       and your signed
                       application to
                       Institutional Services.
----------------------------------------------------------------------
                       Call to receive a wire   Call to receive a
                       control number and wire  wire control number
BY WIRE                instructions.            and wire
                                                instructions.
See "Holiday           Wire the funds and mail
Schedule" under        your signed application  Wire the funds to
"Account Policies"     to Institutional         Institutional
                       Services. For            Services. For
1-800/321-8563         investments over         investments over
(or 1-650/312-3600)    $100,000, you also need  $100,000, you also
                       to complete the          need to complete the
                       Institutional Telephone  Institutional
                       Privileges section of    Telephone Privileges
                       the application. Please  section of the
                       include the wire         application.
                       control number on the
                       application.             To make a same day
                                                wire investment,
                       To make a same day wire  please make sure we
                       investment, please make  receive your order
                       sure we receive your     by 3:00 p.m. Pacific
                       order by 3:00 p.m.       time.
                       Pacific time.
----------------------------------------------------------------------
                       Call Institutional       Call Institutional
                       Services at              Services at
BY EXCHANGE            1-800/321-8563, or send  1-800/321-8563, or
                       signed written           send signed written
1-800/321-8563         instructions.            instructions.
or 1-650/312-3600
                       For requests over        For requests over
                       $100,000, you must       $100,000, you must
                       complete the             complete the
                       Institutional Telephone  Institutional
                       Privileges section of    Telephone Privileges
                       the application.         section of the
                                                application.
                       (Please see page [#]
                       for information on       (Please see page [#]
                       exchanges.)              for information on
                                                exchanges.)
----------------------------------------------------------------------

                          Franklin Templeton Institutional Services
                                               One Franklin Parkway
                                           San Mateo, CA 94403-1906
                                     Call toll-free: 1-800/321-8563
                                             (Monday through Friday
                              6:00 a.m. to 4:00 p.m., Pacific time)

INVESTOR SERVICES

DISTRIBUTION OPTIONS

You may reinvest distributions you receive from the Fund, you can have your distributions mailed by check, or you can have your distributions wired to you.

[Begin callout]
For Franklin Templeton Bank & Trust retirement plans, special forms may be needed to receive distributions in cash. Please call
1-800/527-2020 for information.
[End callout]

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the Fund. If you choose not to reinvest your distributions, the Fund will distribute distributions paid during the month as directed on the last business day of each month. Certain restrictions may apply to retirement plans.

RETIREMENT PLANS

Franklin Templeton Investments offers a variety of retirement plans for individuals and businesses. These plans require separate applications and their policies and procedures may be different than those described in this prospectus.

TELEPHONE PRIVILEGES

You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. Certain methods of contacting us (such as by phone) may be unavailable or delayed during periods of unusual market activity. OF COURSE, YOU CAN DECLINE TELEPHONE EXCHANGE OR REDEMPTION PRIVILEGES ON YOUR ACCOUNT APPLICATION.


                               TM
FRANKLIN TEMPLETON VIP SERVICES

You may be eligible for Franklin Templeton VIP ServicesTM if you are currently eligible for the $250,000 sales charge breakpoint based solely on shares registered directly with the Franklin Templeton funds' transfer agent and excluding shares held indirectly through brokerage accounts. Franklin Templeton VIP ServicesTM shareholders enjoy enhanced service and transaction capabilities. Please contact Shareholder Services at 1-800/632-2301 for additional information on this program.


SELLING SHARES

You can sell your shares at any time.

SELLING SHARES IN WRITING

Generally, requests to sell $100,000 or less can be made over the phone or with a simple letter if you have completed a separate agreement. Call Institutional Services to receive a copy. Sometimes, however, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud.
You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o   you are selling more than $100,000 worth of shares
o you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Fund against potential claims based on the instructions received.


The amount may be higher for members of Franklin Templeton VIP
ServicesTM. Please see page [#] for more information regarding eligibility.


SELLING RECENTLY PURCHASED SHARES


If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more.


REDEMPTION PROCEEDS

Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

RETIREMENT PLANS

You may need to complete additional forms to sell shares in a Franklin Templeton Bank & Trust retirement plan. For participants under age 591/2, tax penalties may apply. Call Retirement
Services at 1-800/527-2020 for details.

CONTINGENT DEFERRED SALES CHARGE (CDSC)

Most Franklin Templeton funds impose a 1% CDSC on certain investments of Class A shares sold within 18 months of purchase. While the Fund generally does not have a CDSC, it will impose one if you sell shares exchanged into the Fund from another Franklin Templeton fund and those shares would have been assessed a CDSC in the other fund. Please keep in mind that the time the shares are held in the Fund does not count towards the CDSC holding period.

The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased.

SELLING SHARES
----------------------------------------------------------------------
                             TO SELL SOME OR ALL OF YOUR SHARES
----------------------------------------------------------------------
THROUGH YOUR INVESTMENT      Contact your investment representative
REPRESENTATIVE
----------------------------------------------------------------------

                             Send written instructions to
                             Institutional Services. Corporate,
BY MAIL                      partnership or trust accounts may need
                             to send additional documents.

                             Specify the Fund, the account number
                             and the dollar value or number of
                             shares you wish to sell. Be sure to
                             include all necessary signatures and
                             any additional documents, as well as
                             signature guarantees if required.

                             A check will be mailed to the name(s)
                             and address on the account, or
                             otherwise according to your written
                             instructions.
----------------------------------------------------------------------

                             As long as your transaction is for
                             $100,000 or less, you have completed
BY PHONE                     the Institutional Telephone Privileges
                             section of the application, and you
1-800/321-8563               have not changed your address by phone
                             within the last 15 days, you can sell
See "Holiday Schedule" under your shares by phone.
"Account Policies"
                             A check will be mailed to the name(s)
                             and address on the account. Written
                             instructions, with a signature
                             guarantee, are required to send the
                             check to another address or to make it
                             payable to another person.
----------------------------------------------------------------------

                             You can call or write to have
                             redemption proceeds wired to you. If
BY WIRE                      requested, redemption proceeds may also
                             be wired directly to a commercial bank
1-800/321-8563               previously designated by you on an
                             application, or in a
See "Holiday Schedule" under signature-guaranteed letter of
"Account Policies"           instruction. For non-retirement plan
                             participants, payment may be
                             transmitted by wire the same business
                             day, if the phone request is received
                             before 11:15 a.m. Pacific time that
                             day. For later requests, payment will
                             be transmitted by wire the next
                             business day. If you anticipate
                             requesting a same-day wire redemption
                             over $5 million, please notify the Fund
                             about this on the prior business day.
                             In order to maximize efficient Fund
                             management, please request your
                             same-day wire redemption of any size as
                             early in the day as possible. Prior
                             business day notification of the trade
                             may be required.

                             Before requesting a bank wire, please
                             make sure we have your bank account
                             information on file. If we do not have
                             this information, you will need to send
                             written instructions with your bank's
                             name, your bank account number, the ABA
                             routing number, and a signature
                             guarantee.

                             Requests received in proper form by
                             3:00 p.m. Pacific time will be wired
                             the next business day.
----------------------------------------------------------------------

                             Obtain a current prospectus for the
BY EXCHANGE                  fund you are considering.

                             Call Institutional Services at
                             1-800/321-8563 or send signed written
                             instructions. See the policies at left
                             for selling shares by mail or phone.
----------------------------------------------------------------------

             Franklin Templeton Institutional Services
          One Franklin Parkway, San Mateo, CA 94403-1906
                  Call toll-free: 1-800/321-8563
   (Monday through Friday 6:00 a.m. to 4:00 p.m., Pacific time)

EXCHANGING SHARES

EXCHANGE PRIVILEGE

You can exchange shares between most Franklin Templeton funds within the same class*. If you exchange shares from the Fund to another Franklin Templeton fund, a sales charge may apply unless you acquired your Fund shares by exchange or through the reinvestment of dividends, or you otherwise qualify to buy shares without an initial sales charge.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Retirement plan participants may exchange shares in accordance with the options available under, and the requirements of, their plan and plan administrator. Retirement plan administrators may charge a fee in connection with exchanges.

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

REJECTED EXCHANGES. If the Fund rejects an exchange request involving the sale of Fund shares, the rejected exchange request will also mean rejection of the request to purchase shares of another fund with the proceeds of the sale. Of course, you may generally redeem shares of the Fund at any time.


EXCHANGES THROUGH FINANCIAL INTERMEDIARIES. If you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an investment advisor, an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan that maintains a master account (an Omnibus Account) with the Fund for trading on behalf of its customers, different exchange and/or transfer limit guidelines and restrictions may apply. The financial intermediary through whom you are investing may choose to adopt different trading restrictions designed to discourage short-term or excessive trading. Consult with your financial intermediary (or, in the case of a 401(k) retirement plan, your plan sponsor) to determine what trading restrictions, including exchange/transfer limitations, may be applicable to you.

FUND EXCHANGE PRIVILEGE CHANGES/WAIVER. The Fund may terminate or modify (temporarily or permanently) this exchange privilege in the future. You will receive 60 days' notice of any material changes, unless otherwise provided by law.


OTHER FUNDS' EXCHANGE PRIVILEGES. If there is a conflict between the exchange privileges of two funds involved in an exchange transaction, the stricter policy will apply to the transaction.
Other Franklin Templeton funds may have different exchange restrictions. Check each fund's prospectus for details.

*Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into the Fund. Advisor Class shareholders of other Franklin Templeton funds also may exchange into the Fund. Advisor Class shareholders who exchange their shares for shares of the Fund and later decide they would like to exchange into another fund that offers Advisor Class may do so.

MARKET TIMING TRADING POLICY


The Fund's board of trustees has adopted the following policies and procedures with respect to market timing (Market Timing
Trading Policy).

MARKET TIMING GENERALLY. The Fund discourages and does not intend to accommodate short-term or frequent purchases and redemptions of Fund shares, often referred to as "market timing." It intends to seek to restrict or reject such trading or take other action, as described below, if in the judgment of the Fund manager or transfer agent such trading may interfere with the efficient management of the Fund's portfolio, may materially increase the Fund's transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders.

MARKET TIMING CONSEQUENCES. If information regarding your trading activity in this Fund or in any other Franklin Templeton fund or non-Franklin Templeton fund is brought to the attention of the Fund's manager or transfer agent and based on that information the Fund or its manager or transfer agent in their sole discretion conclude that your trading may be detrimental to the Fund as described in this Market Timing Trading Policy, the Fund may temporarily or permanently bar your future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which you may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).


In considering an investor's trading activity, the Fund may consider, among other factors, the investor's trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership.


MARKET TIMING THROUGH FINANCIAL INTERMEDIARIES. You are an investor subject to this Market Timing Trading Policy whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary (such as a broker-dealer, a bank, trust company, an insurance company separate account, an investment advisor, or an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan) that maintains an Omnibus Account with the Fund for trading on behalf of its customers.

While the Fund will encourage financial intermediaries to apply the Fund's Market Timing Trading Policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund's Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the Omnibus Accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund's Market Timing Trading Policy to their customers (for example, participants in a 401(k) retirement plan) through such methods as implementing short-term trading limitations or restrictions, imposing the Fund's redemption fee and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund's Market Timing Trading Policy.

RISKS FROM MARKET TIMERS. Depending on various factors, including the size of the Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades and the types of securities in which the Fund typically invests, short-term or frequent trading may interfere with the efficient management of the Fund's portfolio, increase the Fund's transaction costs, administrative costs and taxes and/or impact Fund performance.

In addition, if the nature of the Fund's portfolio holdings exposes the Fund to "arbitrage market timers," the value of the Fund's shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices. Arbitrage market timing occurs when an investor seeks to take advantage of the possible delay between the change in the value of a mutual fund's portfolio holdings and the reflection of the change in the fund's net asset value per share.

The Fund is currently using several methods to reduce the risks associated with market timing. These methods include:

o committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to the Fund's Market Timing
    Trading Policy;

o   imposing a redemption fee for short-term trading; and

o seeking the cooperation of financial intermediaries to assist the Fund in identifying market timing activity.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund's shareholders. There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect market timing in Omnibus Accounts. While the Fund will seek to take actions (directly and with the assistance of financial intermediaries) that will detect market timing, the Fund cannot represent that such trading activity can be minimized or completely eliminated.

REVOCATION OF MARKET TIMING TRADES. Transactions placed in violation of the Fund's Market Timing Trading Policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund following receipt by the Fund.


INVOLUNTARY REDEMPTIONS


The Fund reserves the right to close your account if the account value falls below $20,000 (or one-half the minimum required investment, whichever is less), or you are deemed to engage in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the Fund (such as market timing), to the fullest extent permitted by law.



ACCOUNT POLICIES

CALCULATING SHARE PRICE

When you buy shares, you pay the net asset value (NAV) per share.
When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).

The Fund calculates its NAV per share at 3:00 p.m. Pacific time, each day the New York Stock Exchange (NYSE) and the Federal Reserve Bank of San Francisco are open and, alternatively, if the NYSE and the Federal Reserve Bank of San Francisco are closed (other than for a national holiday or weekend), on each day that the U.S. government securities markets are open and the manager determines that there is sufficient liquidity in those markets, by dividing its net assets by the number of shares outstanding. The Fund's assets are generally valued at their amortized cost.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

HOLIDAY SCHEDULE

The Fund is informed that the NYSE and/or the Federal Reserve Bank of San Francisco observe the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans' Day, Thanksgiving Day and Christmas Day. Although the Fund expects the same holiday schedule to be observed in the future, the Federal Reserve Bank of San Francisco or the NYSE may modify its holiday schedule at any time. Please place your trades as early in the day as possible on a day before or after a holiday. To the extent that the Fund's portfolio securities are traded in other markets on days the Federal Reserve Bank of San Francisco or the NYSE is closed, the Fund's NAV may be affected when investors do not have access to the Fund to buy or sell shares. Other Franklin Templeton funds may follow different holiday closing schedules.

ACCOUNTS WITH LOW BALANCES

If the value of your account falls below $20,000 (or one-half the minimum required investment, whichever is less) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

STATEMENTS, REPORTS AND PROSPECTUSES

You will receive monthly account statements that show all your account transactions during the month. You also will receive the Fund's financial reports every six months as well as an annual updated prospectus. If you need additional copies, please call 1-800/321-8563.

STREET OR NOMINEE ACCOUNTS

You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

ADDITIONAL POLICIES

Please note that the Fund maintains additional policies and reserves certain rights, including:

o The Fund may restrict, reject or cancel any purchase orders, including an exchange request.

o The Fund may modify, suspend, or terminate telephone/online privileges at any time.

o When you buy shares, it does not create a checking or other bank account relationship with the Fund or any bank.

o The Fund may make material changes to or discontinue the exchange privilege on 60 days' notice or as otherwise provided by law.

o The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

o Normally, redemptions are processed by the next business day, but may take up to seven days to be processed if making immediate payment would adversely affect the Fund.

o In unusual circumstances, we may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws.

o For redemptions over a certain amount, the Fund may pay redemption proceeds in securities or other assets rather than cash if the manager determines it is in the best interest of the Fund, consistent with applicable law.

o You may only buy shares of a fund (including the purchase side of an exchange) eligible for sale in your state or jurisdiction.

o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

GENERAL

Government Accounting Standards Board (GASB) Statement No. 3 pertaining to Deposits with Financial Institutions provides, in paragraph 69, that investments in mutual funds should be disclosed, but not categorized.

QUESTIONS

If you have any questions about the Fund or your account, you can write to us at One Franklin Parkway, San Mateo, CA 94403-1906. If you are a ValuSelect(R) plan participant you may obtain current price, yield and performance information regarding the Franklin Templeton funds included in the plan by calling KeyFACTS(R) at 1-800/KEY-2110. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                                 HOURS (PACIFIC TIME,
DEPARTMENT NAME              TELEPHONE NUMBER  MONDAY THROUGH FRIDAY)
---------------------------------------------------------------------
INSTITUTIONAL SERVICES      1-800/321-8563     6:00 a.m. to 4:00 p.m.
SHAREHOLDER SERVICES        1-800/632-2301     5:30 a.m. to 5:00 p.m.
FUND INFORMATION            1-800/DIAL BEN     5:30 a.m. to 5:00 p.m.
                            (1-800/342-5236)
RETIREMENT SERVICES         1-800/527-2020     5:30 a.m. to 5:00 p.m.
ADVISOR SERVICES            1-800/524-4040     5:30 a.m. to 5:00 p.m.
TDD (HEARING IMPAIRED)      1-800/851-0637     5:30 a.m. to 5:00 p.m.
AUTOMATED TELEPHONE SYSTEM  1-800/632-2301     (around-the-clock access)
                            1-800/524-4040
                            1-800/527-2020


FOR MORE INFORMATION

You can learn more about the Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS


Includes a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings, and in the annual report only, the independent registered public accounting firm's report.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about the Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.

You also can obtain information about the Fund by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.

[Insert FRANKLIN(R) TEMPLETON(R) INSTITUTIONAL logo]
One Franklin Parkway, San Mateo, CA 94403-1906
Institutional Services 1-800/321-8563
TDD (Hearing Impaired) 1-800/851-0637
franklintempletoninstitutional.com





Investment Company Act file #811-04267          149 P 11/05






PROSPECTUS


11 01 2005


The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


INSTITUTIONAL FIDUCIARY TRUST

Franklin Structured Large Cap Core Equity Fund
Franklin Structured Large Cap Growth Equity Fund





















[Insert FRANKLIN(R) TEMPLETON(R) INSTITUTIONAL logo]




CONTENTS

THE FUNDS

[Begin callout]
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

Franklin Structured Large Cap Core Equity Fund

Franklin Structured Large Cap Growth Equity Fund

Performance

Fees and Expenses

Management

Distributions and Taxes

Financial Highlights

YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT QUALIFIED INVESTORS, ACCOUNT TRANSACTIONS AND
SERVICES
[End callout]

Qualified Investors

Buying Shares

Investor Services

Selling Shares

Exchanging Shares

Account Policies

Questions

FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT EACH FUND
[End callout]

Back Cover

FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND

GOAL AND STRATEGIES

GOAL

The Fund's principal investment goal is long-term capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of large cap companies.
Shareholders will be given 60 days' advance notice of any change to this policy.

For purposes of the Fund's investments, large cap companies include well-established companies with market capitalization values within the top 50% in terms of size of companies whose equity securities are listed on a U.S. securities exchange or traded on the National Association of Securities Dealers Automated Quotations (Nasdaq) system. Market capitalization value is defined as share price multiplied by the number of common stock shares outstanding.

The manager seeks companies across a wide range of industries that have above-average growth potential and that are highly competitive within their industry. The Fund's investments will be focused primarily on domestic issuers.

PORTFOLIO SELECTION


The Fund's manager seeks to construct and maintain a portfolio of securities designed to achieve investment results that exceed those of the Fund's benchmark, the Russell 1000(R) Index, while limiting the "active risk," or "tracking error," relative to the returns provided by the index. Tracking error is a measure of the risk of a portfolio return relative to a benchmark. It is a calculation of the standard deviation of the returns of a portfolio less than the relevant benchmark. The target tracking error for the Fund is to achieve results that deviate no more than 4% from the returns of the Russell 1000 Index.

[Begin callout]
The Russell 1000 Index is an unmanaged market capitalization weighted index that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. It includes reinvested dividends.
[End callout]

The Fund seeks to achieve low tracking error by utilizing risk management tools that limit the Fund's deviation of returns versus the Russell 1000 Index with respect to major risk factors and sector/industry weights. Such risk or style factors include growth, value, dividend yield and other factors. By tightly controlling the differences in risk factors and sector/industry weights between the Fund and the Russell 1000 Index, the Fund aims to restrict tracking error relative to its benchmark.


The Fund's manager is a research driven, fundamental investor, pursuing investment strategies on behalf of numerous mutual fund and separate account clients. The manager takes a "bottom-up" approach focusing primarily on individual securities. The manager focuses on companies that it expects to exhibit above-average growth and strong financial performance. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages, which are likely to lead to growth in earnings and share price.
Advantages such as a proven technology, industry leadership, a particular niche, sound financial condition and strong management are all factors the manager believes point to strong growth potential. The Fund's manager also considers sectors that have superior growth potential and the fast growing, innovative companies within these sectors. Consequently, the Fund, from time to time, may have significant positions in particular sectors such as financial services and technology (including electronic technology, technology services, biotechnology and health technology).

The Fund is managed in a manner similar to the manager's actively managed accounts. However, in choosing individual equity investments for the Fund from those identified for possible purchase by the manager's equity research team, the Fund's manager uses disciplined risk control screens to identify and select a portfolio believed to have a low tracking error relative to the index.

TEMPORARY INVESTMENTS


Under normal market conditions, the manager intends to be as fully invested as possible. However, when the manager believes market or economic conditions are unfavorable for investors, the manager of the Fund may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.


MAIN RISKS

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.
[End callout]

STOCKS

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

SECTOR FOCUS

Companies with similar characteristics may be grouped together in broad categories called sectors. To the extent the Fund invests a significant portion of its assets in one or a few sectors at any time, the Fund will face a greater risk of loss due to factors affecting the single sector than if the Fund always maintained wide diversity among the sectors in which it invests.

FINANCIAL SERVICES COMPANIES. The Fund may, from time to time, have significant investments in the financial services sector, which includes such issuers as commercial banks, thrift institutions, insurance companies and finance companies. As a result, the Fund is subject to certain risks associated with these institutions, both individually and as a group.

Banking and thrift institutions are subject to extensive governmental regulations. These regulations may limit both the amounts and types of loans and other financial commitments which the institutions may make and the interest rates and fees which the institutions may charge. The most significant risk to the profitability of these institutions would be a sharp deterioration of the underlying credit quality of the loans in their portfolios. Financial institutions are exposed to credit losses which result when borrowers are unable to meet their loan obligations.

TECHNOLOGY COMPANIES. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies, which may make a company's products or services obsolete in a short period of time. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins.

ELECTRONIC TECHNOLOGY AND TECHNOLOGY SERVICES COMPANIES. These companies face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

BIOTECHNOLOGY AND HEALTH TECHNOLOGY COMPANIES. The biotechnology and health technology industries are subject to extensive government regulation. These industries will be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning health care reform and changes to the U.S. Food and Drug Administration's (FDA) approval process, which would, if enacted, affect the biotechnology and health technology industries. As these factors impact these industries, the value of your shares may fluctuate significantly over relatively short periods of time.

PORTFOLIO TURNOVER


Because of the Fund's strategy of tracking the Russell 1000 Index, the Fund's portfolio turnover rate will vary with the changes in the composition of that index and may, from time to time, be higher than that of other mutual funds. High portfolio turnover may involve additional expenses to the Fund, including transaction costs for purchases and sales of securities. These transactions may result in realization of taxable capital gains, including short-term capital gains, which are generally taxed at ordinary income tax rates.


The Fund is designed for long-term investors and not as a trading vehicle. The Fund is not intended as a complete investment program and you should consider how the Fund fits your investment goals before you buy it.

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information
(SAI).


A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's SAI. Portfolio holdings information can be viewed online at franklintempleton.com and franklintempletoninstitutional.com.


[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
[End callout]


PERFORMANCE

This information gives some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad-based securities market index. Of course, past performance
(before or after taxes) cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS/1

[Insert bar graph]

                     7.05%
                     04

                     YEAR


Best Quarter:                             Q4 '04      7.51%
Worst Quarter:                            Q3 '04     -2.65%



AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2004
                                            SINCE
                                          INCEPTION
                                1 YEAR    (4/30/03)
-----------------------------------------------------
Franklin Structured Large
Cap Core Equity Fund/2
Return Before Taxes              7.05%      17.48%
Return After Taxes on            4.31%      15.00%
Distributions
Return After Taxes on            5.04%      13.70%
Distributions and Sale of
Fund Shares
Russell 1000(R) Index/3         11.41%      21.29%
S&P 500(R) Index/4              10.87%      20.31%
(indices reflect no
deduction for fees,
expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2005, the Fund's year-to-date return was []%.
2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's Micropal (Russell 1000(R) Index). The unmanaged Russell 1000(R) Index is a market capitalization weighted index that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
4. Source: Standard & Poor's Micropal (S&P 500(R) Index). The unmanaged Standard & Poor's (S&P) 500(R) Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock's weight in the Index proportionate to its market value. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.



FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND

GOAL AND STRATEGIES

GOAL

The Fund's principal investment goal is long-term capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of large cap companies.
Shareholders will be given 60 days' advance notice of any change to this policy.

For purposes of the Fund's investments, large cap companies include well-established companies with market capitalization values within the top 50% in terms of size of companies whose equity securities are listed on a U.S. securities exchange or traded on the National Association of Securities Dealers Automated Quotations (Nasdaq) system. Market capitalization value is defined as share price multiplied by the number of common stock shares outstanding.

The manager seeks growth companies across a wide range of industries that have above-average growth potential and that are highly competitive within their industry. The Fund's investments will be focused primarily on growth oriented domestic issuers.

PORTFOLIO SELECTION

The Fund's manager seeks to construct and maintain a portfolio of securities designed to achieve investment results that exceed those of the Fund's benchmark, the Russell 1000 Growth Index, while limiting the "active risk," or "tracking error," relative to the returns provided by the index. Tracking error is a measure of the risk of a portfolio return relative to a benchmark. It is a calculation of the standard deviation of the returns of a portfolio less than the relevant benchmark. The target tracking error for the Fund is to achieve results that deviate no more than 4% from the returns of the Russell 1000 Growth Index.

[Begin callout]
The Russell 1000(R) Growth Index is an unmanaged group of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. It includes reinvested dividends.
[End callout]

The Fund seeks to achieve low tracking error by utilizing risk management tools that limit the Fund's deviation of returns versus the Russell 1000 Growth Index with respect to major risk factors and sector/industry weights. Such risk or style factors include growth, value, dividend yield and other factors. By tightly controlling the differences in risk factors and sector/industry weights between the Fund and the benchmark, the Fund aims to restrict tracking error relative to its benchmark.

The Fund's manager is a research driven, fundamental investor, pursuing investment strategies on behalf of numerous mutual fund and separate account clients. The manager takes a "bottom-up" approach focusing primarily on individual securities. The manager focuses on companies that it expects to exhibit above-average growth and strong financial performance. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages, which are likely to lead to growth in earnings and share price. Such advantages as a proven technology, industry leadership, a particular niche, sound financial condition and strong management are all factors the manager believes point to strong growth potential. The Fund's manager also considers sectors that have superior growth potential and the fast growing, innovative companies within these sectors. Consequently, the Fund, from time to time, may have significant positions in particular sectors such as technology (including electronic technology, technology services, biotechnology and health technology).

In selecting growth oriented securities for the Fund, the manager attempts to identify the securities of companies that: (i) currently have rising profits and revenues and above-average growth rates; (ii) have superior products, services, brands and technologies; (iii) participate in industries with above-average growth characteristics; and (iv) are highly competitive within their industry.

The Fund is managed in a manner similar to the manager's actively managed accounts. However, in choosing individual equity investments for the Fund from those identified for possible purchase by the manager's equity research team, the Fund's manager uses disciplined risk control screens to identify and select a portfolio believed to have a low tracking error relative to the index.

TEMPORARY INVESTMENTS

Under normal market conditions, the manager intends to be as fully invested as possible. However, when the manager believes market or economic conditions are unfavorable for investors, the manager of the Fund may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements and other money market instruments. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goals.

MAIN RISKS

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money.
[End callout]

STOCKS

Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

GROWTH STYLE INVESTING

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies' securities may be more volatile than other securities, particularly over the short term.

SECTOR FOCUS - TECHNOLOGY COMPANIES

To the extent that the Fund has significant investments in one or a few sectors, it bears more risk than a fund that maintains broad sector diversification.

Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies, which may make a company's products or services obsolete in a short period of time. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins.

ELECTRONIC TECHNOLOGY AND TECHNOLOGY SERVICES COMPANIES. These companies face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

BIOTECHNOLOGY AND HEALTH TECHNOLOGY COMPANIES. The biotechnology and health technology industries are subject to extensive government regulation. These industries are affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning health care reform and changes to the U.S. Food and Drug Administration's (FDA) approval process, which would, if enacted, affect the biotechnology and health technology industries. As these factors impact these industries, the value of your shares may fluctuate significantly over relatively short periods of time.

PORTFOLIO TURNOVER

Because of the Fund's strategy of tracking the Russell 1000 Growth Index, the Fund's portfolio turnover rate will vary with the changes in the composition of that index and may, from time to time, be higher than that of other mutual funds. High portfolio turnover may involve additional expenses to the Fund, including transaction costs for purchases and sales of securities. These transactions may result in realization of taxable capital gains, including short-term capital gains, which are generally taxed at ordinary income tax rates.

The Fund is designed for long-term investors and not as a trading vehicle. The Fund is not intended as a complete investment program and you should consider how the Fund fits your investment goals before you buy it.

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information
(SAI).


A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's SAI. Portfolio holdings information can be viewed online at franklintempletoninstitutional.com.


[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
[End callout]



PERFORMANCE


This information gives some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad-based securities market index. Of course, past performance
(before or after taxes) cannot predict or guarantee future results.

ANNUAL TOTAL RETURNS/1

[Insert bar graph]

                    4.92%
                    04

                     YEAR


Best Quarter:                             Q4 '04      8.26%
Worst Quarter:                            Q3 '04     -5.36%



AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2004
                                           SINCE
                                          INCEPTION
                                1 YEAR    (4/30/03)
-----------------------------------------------------
Franklin Structured Large
Cap Growth Equity Fund/2
Return Before Taxes              4.92%      16.34%
Return After Taxes on            3.00%      13.95%
Distributions
Return After Taxes on            3.92%      12.83%
Distributions and Sale of
Fund Shares
Russell 1000(R) Growth Index/3   6.30%      16.95%
(index reflects no deduction
for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2005, the Fund's year-to-date return was []%.
2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's Micropal. Russell 1000(R) Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.



FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                      CORE EQUITY     GROWTH
                                          FUND      EQUITY FUND
-----------------------------------------------------------------
Maximum sales charge (load) imposed
on purchases                             None         None
Redemption fee on shares sold within     2.00%        2.00%
7 calendar days following their
purchase date/1


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND
ASSETS)


                                       CORE EQUITY    GROWTH
                                           FUND     EQUITY FUND
----------------------------------------------------------------
Management fees/2                         0.50%        0.50%
Other expenses (including                 1.76%        1.71%
administration fees)
                                       -------------------------
Total annual Fund operating expenses/2    2.26%        2.21%
                                       =========================

1. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.
2. For the fiscal year ended June 30, 2005, the manager and administrator had agreed in advance to waive their respective fees and to assume as their own expense certain expenses otherwise payable by each Fund so that the total annual Fund operating expenses of each Fund do not exceed 0.70%. With these waivers, the Funds paid no management fees and total annual Fund operating expenses were 0.70% for each Fund. The manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees. The manager also had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. In the event a Fund begins to pay a management fee in the future, the manager will be required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.


EXAMPLE

This example can help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. It assumes:

o   You invest $10,000 for the periods shown;
o   Your investment has a 5% return each year;
o   The Fund's operating expenses remain the same; and
o   You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                  CORE            GROWTH
               EQUITY FUND      EQUITY FUND
-------------------------------------------------
1 Year              $229           $224
3 Years             $706           $691
5 Years           $1,210         $1,185
10 Years          $2,595         $2,544


MANAGEMENT


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San
Mateo, CA 94403-1906, is each Fund's investment manager.
Together, Advisers and its affiliates manage over $438 billion in assets.

The Fund is managed by a dedicated professional focused on
investments in equity securities [of large cap companies].   The
portfolio manager is as follows:

PRABHU PALANI CFA, PORTFOLIO MANAGER OF ADVISERS

Mr. Palani has been a manager of the Funds since their inception. He has primary responsibility for the investments of the Funds. Mr. Palani has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 2000.

The Fund's Statement of Additional Information (SAI) provides additional information about the portfolio manager's compensation, other accounts that he manages and his ownership of Fund shares.

For the fiscal year ended June 30, 2005, management fees, before any advance waiver, were 0.50% of each Fund's average daily net assets. Under an agreement by the manager to limit its fees, the Funds paid no fees to the manager for its services. The manager may end this arrangement at any time upon notice to the Fund's board of trustees. In the event a Fund begins to pay a management fee in the future, the manager will be required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund.

On August 2, 2004, Franklin Resources, Inc. announced that Franklin Advisers, Inc. (Advisers) (adviser to many of the funds within Franklin Templeton Investments, and an affiliate of the adviser to the other funds) reached a settlement with the Securities and Exchange Commission (SEC) that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (August Order). The SEC's August Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Massachusetts Consent Order described below.

Under the terms of the SEC's August Order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. The independent distribution consultant is in the process of developing a methodology and Plan of Distribution pursuant to the August Order. Therefore, it is not currently possible to say which particular groups of fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The August Order also required Advisers to, among other things:

o Enhance and periodically review compliance policies and procedures, and establish a corporate ombudsman; and

o Establish a new internal position whose responsibilities shall include compliance matters related to conflicts of interests.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Advisers and Franklin Templeton Alternative Strategies, Inc. (FTAS), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the State of Massachusetts) related to its administrative complaint filed on February 4, 2004. The administrative complaint concerned one instance of market timing that was also a subject of the August 2, 2004 settlement that Advisers reached with the SEC, as described above. Under the terms of the settlement consent order issued by the State of Massachusetts, Advisers and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (Massachusetts Consent Order). The Massachusetts Consent Order included two different sections: "Statements of Fact" and "Violations of Massachusetts Securities Laws." Advisers and FTAS admitted the facts in the Statements of Fact.

On November 19, 2004, Franklin Resources, Inc. reached a second agreement with the State of Massachusetts regarding an administrative complaint filed on October 25, 2004 (the Second Complaint). The Second Complaint alleged that Franklin Resources, Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order) failed to state that Advisers and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order. As a result of the November 19, 2004 settlement with the State of Massachusetts, Franklin Resources, Inc. filed a new Form 8-K (in which it revised the description of the Massachusetts Consent Order). The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Templeton Distributors, Inc. (Distributors) (the principal underwriter of shares of the Franklin Templeton mutual funds), reached an agreement with the California Attorney General's Office (CAGO), resolving the issues resulting from the CAGO's investigation concerning marketing support payments to securities dealers who sell fund shares. Under the terms of the settlement with the CAGO, Distributors agreed to pay $2 million to the State of California as a civil penalty, $14 million to Franklin Templeton funds to be allocated by an independent distribution consultant to be paid for by Distributors, and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that Distributors and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities and Exchange Act of 1934" (December Order).

Under the terms of the SEC's December Order, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors.

The SEC's December Order and the CAGO settlement agreement concerning marketing support payments provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The independent distribution consultant has substantially completed preparation of these distribution plans. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies have been disbursed. The SEC has not yet approved the distribution plan pertaining to its December Order. When approved, disbursements of settlement monies under the December Order will also be made promptly in accordance with the terms and conditions of that order. Advisers and Distributors also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the Fund's Prospectus and Statement of Additional Information.

On April 12, 2005, the Attorney General of West Virginia filed a complaint in state court against a number of companies engaged in the mutual fund industry including Franklin Resources, Inc. and its subsidiary, Advisers, alleging violations of the West Virginia Consumer Credit and Protection Act. To the extent applicable to Franklin Resources, Inc. and Advisers, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the Massachusetts Consent Order and the findings in the SEC's August Order, as described above.

Franklin Resources, Inc. and certain of its subsidiaries, in addition to most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the matters reported above. The lawsuits were filed in federal district courts in California, Florida, Illinois, Massachusetts, Nevada, New Jersey, and New York, and in state courts in Illinois. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland. Franklin Resources, Inc. believes that the claims made in each of the lawsuits are without merit and intends to defend vigorously against the allegations. It is possible that additional similar civil actions related to the matters reported above could be filed in the future.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website.
Any further updates on these matters will be disclosed on Franklin Resources, Inc.'s website at franklintempleton.com under "Statement on Current Industry Issues."



DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAIN DISTRIBUTIONS

Each Fund intends to make a distribution at least annually from its net investment income and any net realized capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gain distribution.


ANNUAL STATEMENTS. Every January, you will receive a statement that shows the tax status of distributions you received the previous year, including the amount of any qualified dividend income subject to tax at capital gains rates and, for non-U.S. investors, the amount of your ordinary dividends that have been exempt from non-resident alien withholding taxes because they are interest-related or short-term capital gain dividends. See the discussion below for "Non-U.S. investors." Distributions declared in December but paid in January are taxable as if they were paid in December.

AVOID "BUYING A DIVIDEND." If you invest in a Fund shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution. For example, if you buy 500 shares in the Fund on August 10th at the Fund's current NAV of $10 per share, and the Fund makes a distribution on August 15th of $1 per share, your shares will then have an NAV of $9 per share (disregarding any change in the Fund's market value), and you will have to pay a tax on what is essentially a return of your investment of $1 per share. This tax treatment is required even if you reinvest the $1 per share distribution in additional Fund shares.


TAX CONSIDERATIONS

In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.


DIVIDEND INCOME. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (2003 Tax Act), a portion of the income dividends paid to you by a Fund may be qualified dividends subject to taxation at the long-term capital gain rate of 15% for individuals (5% for individuals in the 10% and 15% federal rate brackets). In general, income dividends from portfolio investments in the stock of domestic corporations and qualified foreign corporations are permitted this favored federal tax treatment. Income dividends from interest earned by a Fund on debt securities and dividends received from unqualified foreign corporations continue to be taxed at the higher ordinary income tax rates. Distributions of qualified dividends are eligible for these reduced rates of taxation only if you own your shares for at least 61 days during the 121-day period beginning 60 days before the ex-dividend date of any dividend.


DISTRIBUTIONS OF CAPITAL GAINS. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains no matter how long you have owned your shares. Long-term capital gain distributions qualify for the 15% tax rate (5% for individuals in the 10% and 15% federal rate brackets).


SALES OF FUND SHARES. When you sell your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a sale, and will normally generate a gain or loss that will be reported to you in your year-end tax information.

NON-U.S. INVESTORS. The United States imposes a withholding tax (at a 30% or lower treaty rate) on all Fund dividends of ordinary income. Capital gain dividends paid by a Fund from its net long-term capital gains are generally exempt from this withholding tax. The American Jobs Creation Act of 2004 (2004 Tax
Act) amends these withholding tax provisions to exempt most dividends paid by a Fund from U.S. source interest income and short-term capital gains to the extent such income and gains would be exempt if earned directly by the non-U.S. investor.

Under the new law, ordinary dividends designated as interest-related dividends (dividends that are designated as a payment out of qualified interest income) and short-term capital gain dividends generally will not be subject to a U.S. withholding tax, provided you properly certify your status as a non-U.S. investor. These exemptions from withholding are effective for distributions of income earned by a Fund in its fiscal years beginning on July 1, 2005 and ending on June 30, 2008.

On any payment date, the amount of an ordinary dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of the Fund's qualified interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. In addition, each Fund reserves the right not to designate interest-related dividends where the amount designated would be de minimis on a per share basis. As a consequence, a Fund may overwithhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor's only recourse may be either to forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

The 2004 Tax Act also provides a partial exemption from U.S. estate tax for shares in a Fund held by the estate of a non-U.S. decedent. The amount treated as exempt is based on the proportion of assets in the Fund at the end of the quarter immediately preceding the decedent's death that would be exempt if held directly by the non-U.S. investor. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008.

BACKUP WITHHOLDING. If you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding at a rate of 28% on any distributions of income, capital gains or proceeds from the sale of your shares. Each Fund also must withhold if the IRS instructs it to do

Special U.S. tax certification requirements apply to non-U.S. investors. Non-U.S. investors who fail to meet these certification requirements will be subject to backup withholding on any dividends, distributions and redemption proceeds received from a Fund, including withholding on any interest-related dividends and short-term capital gain dividends during the exemption period discussed above. See the detailed information for non-U.S. investors contained in the section on "Distributions and Taxes" in the Statement of Additional Information, or contact Franklin Templeton Investments at 1-800/DIAL BEN for more information on these requirements.

OTHER TAX INFORMATION. Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

The tax information contained in this disclosure is not written for use, and cannot be used, by the investor for the purpose of avoiding any penalties that may be imposed by the Internal Revenue Service. It is not intended as tax advice and does not purport to deal with the federal tax consequences applicable to all categories of investors and all federal or state tax consequences, some of which may be subject to special rules. You should consult with your own tax advisor about the impact of your particular circumstances on the tax consequences of your investment or potential investment in the Fund.



FINANCIAL HIGHLIGHTS


This table presents the financial performance for each Fund since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund assuming reinvestment of dividends and capital gains. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.

CORE EQUITY FUND                                   YEAR ENDED JUNE 30,
----------------------------------------------------------------------
                                            2005      2004    2003/3
PER SHARE DATA ($)
Net asset value, beginning of year          12.09    10.68    10.00
                                          ----------------------------
   Net investment income/1                    .16      .09      .02
   Net realized and unrealized gains          .61     1.71      .66
                                          ----------------------------
Total from investment operations              .77     1.80      .68
                                          ----------------------------
  Distributions from net investment          (.06)    (.09)     -
  income
  Distributions from net realized gains     (1.02)    (.30)     -
                                          ----------------------------
Total distributions                         (1.08)    (.39)     -
                                          ----------------------------
Net asset value, end of year                11.78    12.09    10.68
                                          ============================
Total return (%)/2                           6.56    17.10     6.80

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1,000)         2,969    2,786    2,137
Ratios to average net assets: (%)
  Expenses                                   2.26     3.66     1.03/4
  Expenses net of waiver and payments by
  affiliate                                   .70       .70     .12/4
  Net investment income                      1.37       .81     .17/4
Portfolio turnover rate (%)                112.78    164.34    9.93

1. Based on average daily shares outstanding.
2. Total return is not annualized.
3. For the period April 30, 2003 (effective date) to June 30,
2003.
4. Not annualized.

GROWTH EQUITY FUND                                 YEAR ENDED JUNE 30,
----------------------------------------------------------------------
                                            2005      2004    2003/3
PER SHARE DATA ($)
Net asset value, beginning of year          11.94     10.71   10.00
                                          ----------------------------
   Net investment income/1                    .09       .04     .01
   Net realized and unrealized gains         (.14)     1.79     .70
   (losses)
                                          ----------------------------
Total from investment operations             (.05)     1.83     .71
                                          ----------------------------
  Distributions from net investment          (.10)     (.06)    -
  income
  Distributions from net realized gains      (.78)     (.54)    -
                                          ----------------------------
Total distributions                         (.88)      (.60)    -
                                          ----------------------------
NET ASSET VALUE, END OF YEAR                11.01     11.94   10.71
                                          ============================
Total return (%)/2                           (.61)    17.36    7.10

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1,000)         2,761    2,974    2,143
Ratios to average net assets: (%)
  Expenses                                   2.21      3.72    1.03/4
  Expenses net of waiver and payments by
  affiliate                                   .70       .70     .12/4
  Net investment income                       .82       .32     .11/4
Portfolio turnover rate (%)                 73.10    173.60   11.93


1. Based on average daily shares outstanding.
2. Total return is not annualized.
3. For the period April 30, 2003 (effective date) to June 30,
2003.
4. Not annualized.

YOUR ACCOUNT

QUALIFIED INVESTORS

The following investors may qualify to buy shares of the Funds.

o Defined contribution plans such as employer stock, bonus, pension or profit sharing plans that meet the requirements for qualification under section 401 of the Internal Revenue Code, including salary reduction plans qualified under section 401(k) of the Internal Revenue Code, and that are sponsored by an employer (i) with at least 1,000 employees, or (ii) with retirement plan assets of $10 million or more. Minimum investments: No initial or additional minimums. Minimum investments for plans with less than 1,000 employees or $10 million in plan assets: $1 million initial investment or an investment of $1 million over the subsequent 13-month period in the Funds or any of Franklin Templeton funds and no additional minimum.


[Begin callout]
FRANKLIN TEMPLETON FUNDS include all of the U.S. registered mutual funds of Franklin Templeton Investments and the Franklin
Mutual Recovery Fund. They do not include the funds in the Franklin Templeton Variable Insurance Products Trust.
[End callout]

o A trust company or bank trust department with an aggregate value of at least $1 million invested in Franklin Templeton funds beneficially owned by two or more owners who are customers of the trust company or bank trust department and over which the trust companies and bank trust departments have investment discretion. Accounts established as a single trust with at least $5 million in assets invested in Franklin Templeton funds may buy Fund shares.


o Defined benefit plans, governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code.
   Minimum investments: $1 million initial investment.

o  Aggregate assets invested with Franklin Templeton. Franklin
   Templeton maintains the right to aggregate assets invested in Franklin Templeton funds to allow investors to meet the Fund's investment minimums.

o An investor who executes a Letter of Intent (Letter) which expresses the investor's intention to invest at least $5 million within a 13-month period in Franklin Templeton funds, including at least $1 million in the Funds. See the Institutional Account Application. Minimum investments: $1 million. If the investor does not invest at least $5 million in shares of the Funds or other Franklin Templeton funds within the 13-month period, the shares actually purchased will be involuntarily redeemed and the proceeds sent to the investor at the address of record. Any redemptions made by the shareholder during the 13-month period will be subtracted from the amount of purchases for purposes of determining whether the terms of the Letter have been completed.

o Any other investor, including a private investment vehicle such as a family trust or foundation, who is a member of a qualified group. Minimum investments: $5 million initial investment. For minimum investment purposes, the group's investments are added together. The group may combine all of its shares in Franklin Templeton funds for purposes of determining whether it meets the $5 million minimum, as long as $1 million is invested or to be invested in the Funds. There are certain other requirements and the group must have a purpose other than buying Fund shares.

o Other investors. Minimum investments: $5 million initial investment.

o Current and former officers, trustees, directors, full-time employees of Franklin Templeton Investments, and their family members. Minimum investments: $100 initial ($50 for accounts with an automatic investment plan) and $50 additional.

Fund shares may be purchased through any broker that has a dealer agreement with Franklin Templeton Distributors, Inc. (Distributors), the principal underwriter of the shares of the Funds, or directly from Distributors upon receipt by Distributors of an Institutional Account Application and payment. Distributors may establish minimum requirements with respect to the amount of purchase.

Certain Franklin Templeton funds offer multiple share classes not offered by the Funds. Please note that for selling or exchanging your shares, or for other purposes, the Funds' shares are considered Advisor Class shares.

BUYING SHARES

ACCOUNT APPLICATION

If you are opening a new account, please complete and sign an Institutional Account Application. Institutional applications can be obtained by calling Institutional Services at 1-800/321-8563. We do not accept cash, credit card convenience checks, non-bank money orders or travelers checks as forms of payment to purchase shares.


BUYING SHARES
---------------------------------------------------------------------
                    OPENING AN ACCOUNT     ADDING TO AN ACCOUNT
---------------------------------------------------------------------

THROUGH YOUR        Contact your           Contact your investment
INVESTMENT          investment             representative
REPRESENTATIVE      representative
---------------------------------------------------------------------
                    Make your check,       Make your check, Federal
                    Federal Reserve draft  Reserve draft or
BY MAIL             or negotiable bank     negotiable bank draft
                    draft payable to the   payable to the Fund.
                    Fund.                  Include your account
                                           number on the check or
                    Mail the check,        draft.
                    Federal Reserve draft
                    or negotiable bank     Fill out the deposit
                    draft and your signed  slip from your account
                    Institutional Account  statement. If you do not
                    Application to         have a slip, include a
                    Institutional          note with your name, the
                    Services.              Fund name, and your
                                           account number.

                                           Mail the check and
                                           deposit slip or note to
                                           Institutional Services.
---------------------------------------------------------------------
                    Call to receive a      Call to receive a wire
                    wire control number    control number and wire
BY WIRE             and wire               instructions.
                    instructions.
1-800/321-8563                             To make a same day
(or 1-650/312-3600  Wire the funds and     investment, your phone
collect)            mail your signed       order must be received
                    Institutional Account  and accepted by us by
                    Application to         1:00 p.m. Pacific time
                    Institutional          or the close of the New
                    Services. Please       York Stock Exchange,
                    include the wire       whichever is earlier.
                    control number or
                    your new account
                    number on the
                    application.

                    To make a same day
                    investment, your
                    phone order must be
                    received and accepted
                    by us by 1:00 p.m.
                    Pacific time or the
                    close of the New York
                    Stock Exchange,
                    whichever is earlier.
---------------------------------------------------------------------
                    Call Institutional     Call Institutional
                    Services at            Services at
BY EXCHANGE         1-800/321-8563, or     1-800/321-8563, or send
                    send signed written    signed written
                    instructions.          instructions.

                    (Please see page [#]   (Please see page [#] for
                    for information on     information on
                    exchanges.)            exchanges.)
---------------------------------------------------------------------
                          FRANKLIN TEMPLETON INSTITUTIONAL SERVICES
                     ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                                     CALL TOLL-FREE: 1-800/321-8563
       (MONDAY THROUGH FRIDAY 6:00 A.M. TO 4:00 P.M., PACIFIC TIME)


Orders mailed to Distributors by dealers or individual investors do not require advance notice. Checks or negotiable bank drafts must be in U.S. currency drawn on a commercial bank in the U.S. and, if over $100,000, may not be deemed to have been received until the proceeds have been collected, unless the check is certified or issued by such bank. Any purchase order may be rejected by Distributors or by the Trust.

Shares of the Funds may be purchased with securities, if approved in advance by the Trust. Securities used to purchase Fund shares must be appropriate investments for that fund, consistent with its investment objective, policies and limitations, as determined by the Trust, and must have readily available market quotations. The securities will be valued in accordance with the Trust's policy for calculating net asset value, determined as of the close of the day on which the securities are received by the Trust in salable form. A prospective shareholder will receive shares of the applicable Fund next computed after such receipt. To obtain the approval of the Trust for an in-kind purchase, call Institutional Services. Investors who are affiliated persons of the Trust (as defined in the Investment Company Act of 1940, as amended) may not purchase shares in this manner absent SEC approval.

INVESTOR SERVICES

AUTOMATED TELEPHONE SYSTEM

Our automated system offers around-the-clock access to information about your account or any Franklin Templeton fund.
This service is available by dialing any of the following numbers from a touch-tone phone:

SHAREHOLDER SERVICES           1-800/632-2301
ADVISOR SERVICES               1-800/524-4040
RETIREMENT SERVICES            1-800/527-2020

DISTRIBUTION OPTIONS


You may reinvest distributions you receive from a Fund in an existing account in the same Fund or in Advisor Class or Class A shares of another Franklin Templeton fund. To reinvest your distributions in Advisor Class shares of another Franklin Templeton fund, you must qualify to buy that fund's Advisor Class shares. For distributions reinvested in Class A shares of another Franklin Templeton fund, initial sales charges and contingent deferred sales charges (CDSCs) will not apply to reinvested distributions. You also can have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

If you received a distribution and chose to return it to purchase additional shares in Class A shares of another Franklin Templeton fund, you will not be charged an initial sales charge if you invest the distribution within 90 days of the distribution date.


[Begin callout]
For retirement plans for which Franklin Templeton Bank & Trust is the trustee or custodian, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information. [End callout]

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same Fund.

TELEPHONE PRIVILEGES

You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Funds to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. Certain methods of contacting us (such as by phone) may be unavailable or delayed during periods of unusual market activity. OF COURSE, YOU CAN DECLINE TELEPHONE EXCHANGE OR REDEMPTION PRIVILEGES ON YOUR ACCOUNT APPLICATION. IF YOU HAVE TELEPHONE PRIVILEGES ON YOUR ACCOUNT AND WANT TO DISCONTINUE THEM, PLEASE CONTACT US FOR INSTRUCTIONS. You may reinstate these privileges at any time in writing.

The telephone transaction options available to retirement plans are limited to those that are provided under the plan.


FRANKLIN TEMPLETON VIP SERVICESTM

You may be eligible for Franklin Templeton VIP ServicesTM if you are currently eligible for the $250,000 sales charge breakpoint based solely on shares registered directly with the Franklin Templeton funds' transfer agent and excluding shares held indirectly through brokerage accounts. Franklin Templeton VIP ServicesTM shareholders enjoy enhanced service and transaction capabilities. Please contact Shareholder Services at 1-800/632-2301 for additional information on this program.


SELLING SHARES

You can sell your shares at any time.

SELLING SHARES IN WRITING
Generally, requests to sell $100,000 or less can be made over the phone or with a simple letter. If you have completed and returned the Institutional Telephone Privileges Agreement, amounts over $100,000 may also be redeemed. Sometimes, however, to protect you and the Funds we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud.
You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o  you are selling more than $100,000 worth of shares

o you want your proceeds paid to someone who is not a registered owner

o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Funds against potential claims based on the instructions received.


The amount may be higher for members of Franklin Templeton VIP
ServicesTM. Please see page [#] for more information regarding eligibility.


SELLING RECENTLY PURCHASED SHARES


If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days or more.


REDEMPTION PROCEEDS

Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

RETIREMENT PLANS

You may need to complete additional forms to sell shares in a Franklin Templeton Bank & Trust retirement plan. For participants under age 591/2, tax penalties may apply. Call Retirement
Services at 1-800/527-2020 for details.


SELLING SHARES
--------------------------------------------------------------------
                      TO SELL SOME OR ALL OF YOUR SHARES
--------------------------------------------------------------------


THROUGH YOUR          Contact your investment representative
INVESTMENT
REPRESENTATIVE
--------------------------------------------------------------------
                      Send written instructions and endorsed share certificates (if you hold share
BY MAIL               certificates) to Institutional Services.
                      Corporate, partnership or trust accounts may need to send additional documents.

                      Specify the Fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                      A check will be mailed to the name(s) and
                      address on the account, or otherwise
                      according to your written instructions.
--------------------------------------------------------------------
                      As long as your transaction is for $100,000
                      or less, you do not hold share certificates
BY PHONE              and you have not changed your address by
                      phone within the last 15 days, you can sell
1-800/321-8563        your shares by phone. The amount may be
                      higher for members of Franklin Templeton VIP
(Only available if    ServicesTM.  Please see page[#] for more
you have completed    information regarding eligibility.
and sent the
Institutional         A check will be mailed to the name(s) and
Telephone Privileges  address on the account. Written
Agreement)            instructions, with a signature guarantee,
                      are required to send the check to another
                      address or to make it payable to another
                      person.
--------------------------------------------------------------------
                      You can call or write to have redemption
                      proceeds sent to a bank account. See the
BY ELECTRONIC FUNDS   policies at left for selling shares by mail,
TRANSFER (ACH)        or phone.

                      Before requesting to have redemption
                      proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip. If the bank and Fund accounts do not have at least one common owner, you must provide written instructions signed by ALL fund AND bank account owners, and each individual must have his or her signature guaranteed.

                      If we receive your request in proper form by
                      1:00 p.m. Pacific time, proceeds sent by ACH
                      generally will be available within two to
                      three business days.
--------------------------------------------------------------------

                      Obtain a current prospectus for the fund you are considering.
BY EXCHANGE
                      Call Institutional Services at
                      1-800/321-8563 or send signed written
                      instructions. See the policies at left for selling shares by mail or phone.

                      If you hold share certificates, you will
                      need to return them to the Fund before your
                      exchange can be processed.
--------------------------------------------------------------------


FRANKLIN TEMPLETON INSTITUTIONAL SERVICES
ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
CALL TOLL-FREE: 1-800/321-8563
(MONDAY THROUGH FRIDAY 6:00 A.M. TO 4:00 P.M., PACIFIC TIME)

EXCHANGING SHARES

EXCHANGE PRIVILEGE

You can exchange shares between most Franklin Templeton funds within the same class. You also may exchange your shares for Class A shares of a fund that does not currently offer an Advisor
Class (without any sales charge)* or for Class Z shares of Franklin Mutual Series Fund Inc.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]



Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

*If you exchange into Class A shares and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares if you otherwise qualify to buy the fund's Advisor Class shares.

REJECTED EXCHANGES. If a Fund rejects an exchange request involving the sale of Fund shares, the rejected exchange request will also mean rejection of the request to purchase shares of another fund with the proceeds of the sale. Of course, you may generally redeem shares of the Fund at any time.


EXCHANGES THROUGH FINANCIAL INTERMEDIARIES. If you are investing indirectly in a Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains a master account (an Omnibus Account) with the Fund for trading on behalf of its customers, different exchange and/or transfer limit guidelines and restrictions may apply. The financial intermediary through whom you are investing may choose to adopt different trading restrictions designed to discourage short-term or excessive trading. Consult with your financial intermediary (or, in the case of a 401(k) retirement plan, your plan sponsor) to determine what trading restrictions, including exchange/transfer limitations, may be applicable to you.

FUND EXCHANGE PRIVILEGE CHANGES/WAIVER. Each Fund may terminate or modify (temporarily or permanently) this exchange privilege in the future. You will receive 60 days' notice of any material changes, unless otherwise provided by law.


OTHER FUNDS' EXCHANGE PRIVILEGES. If there is a conflict between the exchange privileges of two funds involved in an exchange transaction, the stricter policy will apply to the transaction.
Other Franklin Templeton funds may have different exchange restrictions. Check each fund's prospectus for details.

MARKET TIMING TRADING POLICY


The Funds' board of trustees has adopted the following policies and procedures with respect to market timing (Market Timing
Trading Policy).

MARKET TIMING GENERALLY. Each Fund discourages and does not intend to accommodate short-term or frequent purchases and redemptions of Fund shares, often referred to as "market timing." It intends to seek to restrict or reject such trading or take other action, as described below, if in the judgment of the Fund manager or transfer agent such trading may interfere with the efficient management of the Fund's portfolio, may materially increase the Fund's transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders.

MARKET TIMING CONSEQUENCES. If information regarding your trading activity in a Fund or in any other Franklin Templeton fund or non-Franklin Templeton fund is brought to the attention of the Fund's manager or transfer agent and based on that information the Fund or its manager or transfer agent in their sole discretion conclude that your trading may be detrimental to the Fund as described in this Market Timing Trading Policy, the Fund may temporarily or permanently bar your future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which you may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).

In considering an investor's trading activity, each Fund may consider, among other factors, the investor's trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership (see, for example, "Investment by asset allocators" in the Statement of Additional Information.

MARKET TIMING THROUGH FINANCIAL INTERMEDIARIES. You are an investor subject to this Market Timing Trading Policy whether you are a direct shareholder of a Fund or you are investing indirectly in the Fund through a financial intermediary (such as a broker-dealer, a bank, trust company, an insurance company separate account, an investment advisor, or an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan) that maintains an Omnibus Account with the Fund for trading on behalf of its customers.

While each Fund will encourage financial intermediaries to apply the Fund's Market Timing Trading Policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund's Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the Omnibus Accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund's Market Timing Trading Policy to their customers (for example, participants in a 401(k) retirement plan) through such methods as implementing short-term trading limitations or restrictions, imposing the Fund's redemption fee and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund's Market Timing Trading Policy.

RISKS FROM MARKET TIMERS. Depending on various factors, including the size of a Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades and the types of securities in which the Fund typically invests, short-term or frequent trading may interfere with the efficient management of the Fund's portfolio, increase the Fund's transaction costs, administrative costs and taxes and/or impact Fund performance.

In addition, if the nature of the Fund's portfolio holdings exposes the Fund to "arbitrage market timers," the value of the Fund's shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices. Arbitrage market timing occurs when an investor seeks to take advantage of the possible delay between the change in the value of a mutual fund's portfolio holdings and the reflection of the change in the fund's net asset value per share.

Each Fund is currently using several methods to reduce the risks associated with market timing. These methods include:

o committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to the Fund's Market Timing
   Trading Policy;

o  imposing a redemption fee for short-term trading; and

o seeking the cooperation of financial intermediaries to assist the Fund in identifying market timing activity.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund's shareholders. There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect market timing in Omnibus Accounts. While the Fund will seek to take actions (directly and with the assistance of financial intermediaries) that will detect market timing, the Fund cannot represent that such trading activity can be minimized or completely eliminated.

REVOCATION OF MARKET TIMING TRADES. Transactions placed in violation of the Funds' Market Timing Trading Policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund following receipt by the Fund.


REDEMPTION FEE


REDEMPTION FEE ASSESSMENT. A short-term trading redemption fee will be imposed (with some exceptions) on any Fund shares in a Fund account that are sold (by redemption, whether voluntary or involuntary, or exchange) within seven (7) calendar days following their purchase date. This redemption fee will equal 2% of the amount redeemed (using standard rounding criteria) and shares held the longest will be treated as being redeemed first and shares held shortest as being redeemed last. The redemption fee may be collected by deduction from the redemption proceeds or, if imposed after the redemption transaction, by billing you.

This redemption fee is imposed to discourage short-term trading and is paid to a Fund to help offset any cost associated with such short-term trading. This redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account in the Fund and/or in your other Franklin Templeton fund accounts, the Fund manager or transfer agent may in its sole discretion determine that your trading activity may be detrimental to the Fund as described in the Fund's "Market Timing Trading Policy" section and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of the Fund.

REDEMPTIONS THROUGH FINANCIAL INTERMEDIARIES. You are an investor subject to this 2% short-term trading redemption fee whether you are a direct shareholder of a Fund or you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains an Omnibus Account with the Fund for trading on behalf of its customers. Currently, only certain intermediaries have the ability to collect each Fund's redemption fee on the Fund's behalf from their customers' accounts. Even in the case of these intermediaries who are collecting the redemption fee, due to policy, operational and/or systems' requirements and limitations, these intermediaries may use criteria and methods for tracking, applying and/or calculating the fee that may differ in some respects from that of the Fund. Each Fund will continue to encourage all financial intermediaries to develop the capability to begin imposing the redemption fee from their customers who invest in the Fund. If you are investing in Fund shares through a financial intermediary, you should contact your financial intermediary (or, in the case of a 401(k) retirement plan, your plan sponsor) for more information on any differences in how the redemption fee is applied to your investments in the Fund.


WAIVER/EXCEPTIONS/CHANGES. Each Fund reserves the right to waive the redemption fee at its discretion if the Fund's transfer agent believes such waiver is consistent with the best interests of the Fund and to the extent permitted or required by applicable law. The Fund's transfer agent may also, at its discretion and upon receipt of shareholder's written request, waive the redemption fee because of a bona fide and unanticipated financial emergency. The redemption fee does not apply to redemptions by other mutual funds, Omnibus Account owners and certain comprehensive fee programs where investment instructions are given at the firm level of Fund approved broker-dealers on behalf of their clients invested in Franklin Templeton funds. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. You will receive 60 days' notice of any material changes, unless otherwise provided by law.


LIMITATIONS ON COLLECTION. Currently, each Fund is very limited in its ability to ensure that the redemption fee is imposed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to impose or collect the fee, or omits to collect the fee at the time of a redemption, the Fund will not receive the redemption fees. Further, if Fund shares are redeemed by a financial intermediary at the direction of its customer(s), the Fund may not know:
(1) whether a redemption fee is applicable; and/or (2) the identity of the customer who should pay the redemption fee.


INVOLUNTARY REDEMPTIONS


Each Fund reserves the right to close your account if the account value falls below $1000 ($50 for employee accounts), or you are deemed to engage in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the Fund (such as market timing), to the fullest extent permitted by law.


ACCOUNT POLICIES

CALCULATING SHARE PRICE


The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share (NAV) is determined by dividing the total net asset value of each fund's share class by the applicable number of shares outstanding per share class.

Each Fund calculates the NAV per share each business day at the close of trading on the New York Stock Exchange (NYSE) (normally 1:00 p.m. Pacific time). The Funds do not calculate the NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, each Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. Each Fund generally utilizes two independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange or on the Nasdaq National Market System, the Funds value those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. Each Fund values over-the-counter portfolio securities within the range of the most recent bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, each Fund values them according to the broadest and most representative market.


Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.


Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. The Fund relies on third party pricing vendors to monitor for events materially affecting the value of these securities during this period. If an event occurs, the third party pricing vendors will provide revised values to the Fund.

FAIR VALUATION - INDIVIDUAL SECURITIES

Each Fund has procedures, approved by the board of trustees, to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. The board of trustees oversees the application of fair value pricing procedures.

The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were able to sell the security at approximately the time at which the Fund determines its NAV per share.

SECURITY VALUATION - FOREIGN SECURITIES - COMPUTATION OF U.S.
EQUIVALENT VALUE

Each Fund generally determines the value of a foreign security as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 1:00 p.m. Pacific time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. Occasionally events (such as repatriation limits or restrictions) may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the board.


ACCOUNTS WITH LOW BALANCES

If the value of your account falls below $1,000 because you sell some of your shares, we may mail you a notice asking you to bring the account back up to $1,000. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

STATEMENTS, REPORTS AND PROSPECTUSES

You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement).


You also will receive the Funds' financial reports every six months as well as an annual updated prospectus. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1-800/321-8563.


INVESTMENT REPRESENTATIVE ACCOUNT ACCESS


If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from a Fund.


STREET OR NOMINEE ACCOUNTS

You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Distributors. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS

Unless you specify a different registration, shares issued to two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to jointly owned shares, or to sever a joint tenancy in jointly owned shares, all owners must agree in writing.

JOINT ACCOUNT RISK WITH TELEPHONE PRIVILEGES

You will automatically receive telephone privileges when you open your account. If your account has more than one registered owner, telephone privileges allow a Fund to accept transaction instructions by telephone from only one registered owner. This means that ANY ONE REGISTERED OWNER ON YOUR ACCOUNT, ACTING ALONE AND WITHOUT THE CONSENT OF ANY OTHER REGISTERED OWNER, may give the Fund instructions by telephone or in writing (subject to any limitations in telephone privileges) to:

o   Exchange  shares  from  a  jointly  registered  Fund  account
    requiring   all   registered   owner   signatures   into  an
    identically   registered   money  fund   account  that  only
    requires one registered owner's signature to redeem shares;

o Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;

o Add/Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;

o Purchase Fund shares by debiting a bank account that may be owned by you; and

o Add/Change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to a Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone will need to be given to the Fund in a written instruction signed by all registered owners.

ADDITIONAL POLICIES

Please note that the Funds maintain additional policies and reserve certain rights, including:

o The Funds may restrict, reject or cancel any purchase orders, including an exchange request.

o The Funds may modify, suspend, or terminate telephone privileges at any time.

o The Funds may make material changes to or discontinue the exchange privilege on 60 days' notice or as otherwise provided by law.

o The Funds may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

o Normally, redemptions are processed by the next business day, but may take up to seven days to be processed if making immediate payment would adversely affect the Fund.

o In unusual circumstances, we may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws.

o For redemptions over a certain amount, the Funds may pay redemption proceeds in securities or other assets rather than cash if the manager determines it is in the best interest of the Fund, consistent with applicable law.

o You may only buy shares of a fund (including the purchase side of an exchange) eligible for sale in your state or jurisdiction.

o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Funds promptly.

DEALER COMPENSATION

Qualifying dealers who sell Fund shares may receive up to 0.25% of the amount invested. This amount is paid by Distributors from its own resources.

QUESTIONS

If you have any questions about a Fund or your account, you can write to us at One Franklin Parkway, San Mateo, CA 94403-1906. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                                HOURS (PACIFIC TIME,
DEPARTMENT NAME              TELEPHONE NUMBER   MONDAY THROUGH FRIDAY)
---------------------------------------------------------------
INSTITUTIONAL SERVICES       1-800/321-8563     6:00 a.m. to 4:00 p.m.
SHAREHOLDER SERVICES         1-800/632-2301     5:30 a.m. to 5:00 p.m.
FUND INFORMATION             1-800/DIAL BEN(R)  5:30 a.m. to 5:00 p.m.
                             (1-800/342-5236)
RETIREMENT SERVICES          1-800/527-2020     5:30 a.m. to 5:00 p.m.
ADVISOR SERVICES             1-800/524-4040     5:30 a.m. to 5:00 p.m.
TDD (HEARING IMPAIRED)       1-800/851-0637     5:30 a.m. to 5:00 p.m.
AUTOMATED TELEPHONE SYSTEM   1-800/632-2301     (around-the-clock access)
                             1-800/524-4040
                             1-800/527-2020

FOR MORE INFORMATION

You can learn more about each Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS


Includes a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and, in the annual report only, the independent registered public accounting firm's report.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about each Fund, their investments and policies. It is incorporated by reference (is legally a part of this prospectus).


For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below. You also can view the current annual/semiannual report and the SAI online through franklintempletoninstitutional.com.


You also can obtain information about each Fund by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.

[Insert FRANKLIN(R) TEMPLETON(R) INSTITUTIONAL logo]
One Franklin Parkway, San Mateo, CA 94403-1906
Institutional Services  1-800/321-8563
TDD (Hearing Impaired) 1-800/851-0637
FRANKLINTEMPLETONINSTITUTIONAL.COM





Investment Company Act file #811-04267          IFT-2 P 11/05






MONEY MARKET PORTFOLIO

INSTITUTIONAL FIDUCIARY TRUST


STATEMENT OF ADDITIONAL INFORMATION
NOVEMBER 1, 2005


[Insert Franklin Templeton Institutional logo]

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906 1-800/321-8563


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectus. The Fund's prospectus, dated November 1, 2005, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Fund's Annual Report to Shareholders, for the fiscal year ended June 30, 2005, are incorporated by reference (are legally a part of this SAI).


For a free copy of the current prospectus or annual report, contact Institutional Services at 1-800/321-8563.

CONTENTS


Goal, Strategies and Risks
Officers and Trustees
Management and Other Services
Portfolio Transactions
Distributions and Taxes
Organization, Voting Rights
 and Principal Holders
Buying and Selling Shares
Pricing Shares
The Underwriter
Performance
Miscellaneous Information
Description of Ratings


-------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o   ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION,
    THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S.
    GOVERNMENT;

o   ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
    BY, ANY BANK;

o   ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS
    OF PRINCIPAL.
-------------------------------------------------------------------


                                                      140 SAI 11/05


GOAL, STRATEGIES AND RISKS
-------------------------------------------------------------------

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the Fund makes an investment.
In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security the Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.

The Fund has adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed by the board of trustees without the approval of shareholders.

FUNDAMENTAL INVESTMENT POLICIES

The Fund's investment goal is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. The Fund also tries to maintain a stable $1 share price.

The Fund seeks to achieve its investment goal by investing all of its assets in shares of The Money Market Portfolio (Portfolio), a series of The Money Market Portfolios. The Portfolio has the same investment goal and substantially similar investment policies as the Fund, except, in all cases, the Fund may pursue its policies by investing in another registered investment company with the same investment goal and substantially similar policies and restrictions as the Fund. The investment goal of the Portfolio also is fundamental and may not be changed without shareholder approval.

The Fund may not:

1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of its total asset value.

2. Make loans, except (a) through the purchase of debt securities in accordance with the investment goal and policies of the Fund,
(b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described below.

3. Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

4. Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

5. Invest in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas or other mineral exploration or development programs, except that it may purchase, hold and dispose of "obligations with puts attached" or write covered call options in accordance with its stated investment policies.

6. Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale and are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the Fund would be invested in such securities or repurchase agreement, except that, to the extent this restriction is applicable, the Fund may purchase, in private placements, shares of another registered investment company having the same investment objective and policies as the Fund.

7. Act as underwriter of securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

8. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; provided that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

9. Invest in any issuer for purposes of exercising control or management, except that, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

10. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees or the manager own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

11. Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation, U.S. government obligations are not considered to be part of any industry. This prohibition does not apply where the Fund's policies, as described in the prospectus, state otherwise, and further does not apply to the extent that the Fund invests all of its assets in another registered investment company having the same investment objectives and policies.

The Fund has the following additional fundamental policies:

1. The Fund will invest 100% of its assets in securities with remaining maturities of 397 days or less, or in another open-end management investment company that has the same fundamental investment policy.

2. The Fund will invest primarily in various types of money market instruments, such as U.S. government and federal agency obligations, certificates of deposit, banker's acceptances, time deposits of major financial institutions, high grade commercial paper, high grade short-term corporate obligations, taxable municipal securities and repurchase agreements (secured by U.S. government securities) and may seek its objectives by investing all or substantially all of its assets in an open-end management investment company with the same investment objectives and policies.

3. The Fund may not purchase the securities of any one issuer (other than obligations of the U.S. government, its agencies or instrumentalities) if, immediately thereafter, more than 5% of the value of its total assets would be invested in the securities of any one issuer with respect to 75% of the Fund's total assets (pursuant to an operating policy on diversification adopted by the board of trustees of the Fund and to comply with requirements under Rule 2a-7 under the Investment Company Act of 1940 (1940
Act), the 5% limitation applies to the Portfolio's total assets and is more restrictive than the Fund's fundamental policy), or more than 10% of the outstanding voting securities of any one issuer would be owned by the Fund, except that this policy does not apply to the extent all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

4. The Fund may not invest more than 5% of its total assets in the securities of companies (including predecessors) that have been in continuous operation for less than three years, except that this policy is inapplicable to the extent all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

The Portfolio's investment restrictions are the same as the Fund's, except as indicated below and as necessary to reflect the Fund's policy to invest all of its assets in shares of the Portfolio.

The Portfolio may not:

1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the Portfolio's total asset value.

2. Make loans, except (a) through the purchase of debt securities in accordance with the investment goals and policies of the Portfolio, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described below.

3. Invest in any issuer for purposes of exercising control or management.

4.    Buy any securities "on margin" or sell any securities
"short," except that it may use such short-term credits as are necessary for the clearance of transactions.

5. Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale and are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the Portfolio would be invested in such securities or repurchase agreements.

6. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization.

7. Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation, U.S.
government obligations are not considered to be part of any industry. This prohibition does not apply where the policies of the Portfolio as described in Part A of the Portfolio's registration statement specify otherwise.

8. Act as underwriter of securities issued by other persons except insofar as The Money Market Portfolios (Trust) may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

9. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or Advisers own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

10. Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

11. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold, and dispose of "obligations with puts attached" or write covered call options in accordance with its stated investment policies.

The Portfolio has the following additional fundamental policies:

The Portfolio: (a) may not buy a security if, with respect to 75% of its total assets, more than 5% would be invested in the securities of any one issuer, and (b) may not invest in a security if the Portfolio would own more than 10% of the outstanding voting securities of any one issuer. These limitations do not apply to obligations issued or guaranteed by the U.S. government or its instrumentalities. In accordance with procedures adopted pursuant to Rule 2a-7 under the Investment Company Act of 1940, the Portfolio will not invest more than 5% of the Portfolio's total assets in Eligible Securities of a single issuer, other than U.S. government securities.

NON-FUNDAMENTAL INVESTMENT POLICIES

1. The Fund may not invest in real estate limited partnerships (investments in marketable securities issued by real estate investment trusts are not subject to this restriction) or in interests (other than publicly traded equity securities) in oil, gas, or other mineral leases, exploration or development program.

2. The Fund only intends to buy stripped securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government.

3. The Fund will invest in obligations or instruments issued by banks and savings institutions with assets of at least $1 billion.

4. The Fund may not invest more than 10% of its assets in time deposits with more than seven days to maturity.

5. The Fund may invest in an obligation issued by a branch of a bank only if the parent bank has assets of at least $5 billion, and may invest only up to 25% of its assets in obligations of foreign branches of U.S. or foreign banks. The Fund may invest more than 25% of its assets in certain domestic bank obligations, including U.S. branches of foreign banks.

6. The Fund may not make any new investments while any outstanding loans exceed 5% of its total assets.

7. The Fund may invest up to 10% of its assets in taxable municipal securities.

8. The Fund may not invest more than 10% of its net assets in illiquid securities. Notwithstanding this limitation, the Fund may invest in securities that cannot be offered to the public for sale without first being registered under the Securities Act of 1933, as amended (1933 Act) (restricted securities), where such investment is consistent with the Fund's investment goal and the manager determines that there is a liquid institutional or other market for such securities. For example, restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the 1933 Act and for which a liquid institutional market has developed will be considered liquid even though such securities have not been registered pursuant to the 1933 Act.

9. The Fund may not invest more than 5% of its total assets in securities of companies, including predecessors, that have been in continuous operation for less than three years.

Certain words or phrases may be used in descriptions of Fund investment policies and strategies to give investors a general sense of the Fund's levels of investment. They are broadly identified with, but not limited to, the following percentages of fund total assets:

      "small portion"          less than 10%
      "portion"                10% to 25%
      "significant"            25% to 50%
      "substantial"            50% to 66%
      "primary"                66% to 80%
      "predominant"            80% or more

If the Fund intends to limit particular investments or strategies to no more than specific percentages of Fund assets, the prospectus or SAI will clearly identify such limitations. The percentages above are not limitations unless specifically stated as such in the Fund's prospectus or elsewhere in this SAI.

INVESTMENTS, TECHNIQUES, STRATEGIES AND THEIR RISKS

The following is a description of the various types of securities the Fund, investing through the Portfolio, may buy.

ASSET-BACKED SECURITIES in which the Fund may invest are typically commercial paper backed by the loans or accounts receivable of an entity, such as a bank or credit card company. The issuer intends to repay using the assets backing the securities (once collected). Therefore, repayment depends largely on the cash-flows generated by the assets backing the securities. Sometimes the credit support for these securities is limited to the underlying assets. In other cases it may be provided by a third party through a letter of credit or insurance guarantee.

Repayment of these securities is intended to be obtained from an identified pool of diversified assets, typically receivables related to a particular industry, such as asset-backed securities related to credit card receivables, automobile receivables, trade receivables or diversified financial assets. The credit quality of most asset-backed commercial paper depends primarily on the credit quality for the assets underlying the securities, how well the entity issuing the securities is insulated from the credit risk of the originator (or any other affiliated entities) and the amount and quality of any credit support provided to the securities.

Asset-backed commercial paper is often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on these underlying assets to make payment, the securities may contain elements of credit support. The credit support falls into two categories: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount could adversely impact the return on an investment in an asset-backed security.

BANK OBLIGATIONS The Fund may invest in obligations of U.S. banks, foreign branches of U.S. or foreign banks, and U.S. branches of foreign banks. These obligations may include deposits that are fully insured by the U.S. government, its agencies or instrumentalities, such as time deposits in banking and savings institutions up to the current limit of the insurance on principal provided by the Federal Deposit Insurance Corporation. Time deposits are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate. Deposits are frequently combined in larger units by an intermediate bank or other institution.

COMMERCIAL PAPER The Fund may invest in commercial paper of domestic or foreign issuers. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies.

CREDIT An issuer of securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. Some of the Fund's portfolio securities may be supported by credit enhancements, which may be provided by either U.S. or foreign banks and insurance companies. These securities have the credit risk of the entity providing the credit support. Credit support provided by a foreign bank or insurance company may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of that entity to meet its obligations.

DEBT SECURITIES A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes, and commercial paper differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value per share.

RATINGS. Various investment services publish ratings of some of the debt securities in which the Fund may invest. These ratings represent the opinions of the rating services with respect to the issuer's ability to pay interest and repay principal. They do not purport to reflect the risk of fluctuations in market value and are not absolute standards of quality.

FOREIGN SECURITIES The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the Fund.

The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The Fund may have greater difficulty exercising rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

ILLIQUID INVESTMENTS Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them. The Fund's board of trustees will review the determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including, among others, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts. The Fund's board of trustees will consider appropriate actions, consistent with the Fund's goals and policies, if a security becomes illiquid after purchase.

LOANS OF PORTFOLIO SECURITIES To generate additional income, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 25% of the value of Fund's total assets, measured at the time of the most recent loan. For each loan, the borrower must maintain with the Fund's custodian collateral (consisting of cash) with a value at least equal to 100% of the current market value of the loaned securities. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund also continues to receive any distributions paid on the loaned securities. The Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the manager intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the manager has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the manager otherwise believes it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The Fund will loan its securities only to parties who meet creditworthiness standards approved by the Fund's board of trustees, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

MASTER/FEEDER STRUCTURE The Fund seeks to achieve its investment goal by investing all of its assets in shares of the Portfolio.

The Fund's structure, where it invests all of its assets in the Portfolio, is sometimes known as a "master/feeder" structure. By investing all of its assets in shares of the Portfolio, the Fund, other mutual funds and institutional investors can pool their assets. This may result in asset growth and lower expenses, although there is no guarantee this will happen.

If the Fund, as a shareholder of the Portfolio, has to vote on a matter relating to the Portfolio, it will hold a meeting of Fund shareholders and will cast its votes in the same proportion as the Fund's shareholders voted.

There are some risks associated with the Fund's master/feeder structure. If other shareholders in the Portfolio sell their shares, the Fund's expenses may increase. Additionally, any economies of scale the Fund has achieved as a result of the structure may be diminished. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could also have effective voting control.

If the Portfolio changes its investment goal or any of its fundamental policies and Fund shareholders do not approve the same change for the Fund, the Fund may need to withdraw its investment from the Portfolio. Likewise, if the board of trustees considers it to be in the Fund's best interest, it may withdraw the Fund's investment from the Portfolio at any time. If either situation occurs, the board will decide what action to take. Possible solutions might include investing all of the Fund's assets in another pooled investment entity with the same investment goal and policies as the Fund, or hiring an investment manager to manage the Fund's investments. Either circumstance could increase the Fund's expenses.

MUNICIPAL SECURITIES Municipal securities are issued by or on behalf of states, territories or possessions of the U.S., the District of Columbia, or their political subdivisions, agencies or instrumentalities. They are generally issued to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of municipal securities are issued to provide funding for privately operated facilities and are generally taxable.

The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal security holders.

REPURCHASE AGREEMENTS The Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund's ability to sell the underlying securities. The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

STRIPPED SECURITIES are the separate income and principal components of debt securities. Once the securities have been stripped they are referred to as zero coupon securities. Their risks are similar to those of other money market securities although they may be more volatile. Stripped securities do not make periodic payments of interest prior to maturity and the stripping of the interest coupons causes them to be offered at a discount from their face amount. This results in the securities being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities.

U.S. GOVERNMENT SECURITIES Some U.S. government securities, including U.S. Treasury bills, notes and bonds and securities of the Government National Mortgage Association, are issued or guaranteed by the U.S. government or carry a guarantee that is supported by the full faith and credit of the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not considered direct obligations of the U.S. government. Instead, they involve sponsorship or guarantees by government agencies or enterprises. For example, some securities are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Deposit Insurance Corporation. Others, such as obligations of the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the instrumentality. The Secretary of the Treasury has the authority to support some instrumentalities, including the Federal Home Loan Banks, Fannie Mae, and Freddie Mac, by purchasing limited amounts of their respective obligations. There is no guarantee that the government would support such instrumentalities and, accordingly, their securities may involve a risk of non-payment of principal and interest. Nevertheless, because Fannie Mae, Freddie Mac, and the Federal Home Loan Banks are instrumentalities of the U.S. government, their securities are generally considered to be high quality investments having minimal credit risks.

VARIABLE MASTER DEMAND NOTES are a type of commercial paper. They are direct arrangements between a lender and a borrower that allow daily changes to the amount borrowed and to the interest rate. The Fund, as lender, may increase or decrease the amount provided by the note agreement, and the borrower may repay up to the full amount of the note without penalty. Typically, the borrower may also set the interest rate daily, usually at a rate that is the same or similar to the interest rate on other commercial paper issued by the borrower. The Fund does not have any limit on the amount of its assets that may be invested in variable master demand notes and may invest only in variable master demand notes of U.S. issuers.

Because variable master demand notes are direct lending arrangements between the lender and the borrower, they generally are not traded and do not have a secondary market. They are, however, redeemable at face value plus accrued interest at any time, although the Fund's ability to redeem a note is dependent on the ability of the borrower to pay the principal and interest on demand. When determining whether to invest in a variable master demand note, the manager considers, among other things, the earnings power, cash flow and other liquidity ratios of the issuer.

WHEN-ISSUED OR DELAYED-DELIVERY TRANSACTIONS are those where payment and delivery for the security take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. When the Fund is the buyer in the transaction, it will maintain cash or liquid securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. The Fund will not engage in when-issued and delayed-delivery transactions for investment leverage purposes.


POLICIES AND PROCEDURES REGARDING THE RELEASE OF PORTFOLIO
HOLDINGS   The Fund's overall policy with respect to the release
of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Fund will not make available to anyone non-public information with respect to its portfolio holdings, until such time as the information is made available to all shareholders or the general public.

Consistent with current law, the Fund releases complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag.

In addition, a complete list of the Fund's portfolio holdings is released 30 calendar days after the end of each calendar quarter. Other descriptive information, such as the Fund's top 10 holdings, industry weightings and geographic weightings, may be released monthly, no sooner than 5 days after the end of each month. Released portfolio holdings information can be viewed on franklintempletoninstitutional.com.

To the extent that this policy would require the release of portfolio holdings information regarding a particular portfolio holding for the Fund, that is the subject of ongoing purchase or sale orders/programs or if the release of such portfolio holdings information would otherwise be sensitive or inappropriate, as determined by the portfolio manager in consultation with the Legal/Compliance Department, the portfolio manager for the Fund may request that the release of such information be withheld.

Exceptions to the portfolio holdings release policy described above will be made only when: (1) the Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public; (2) the recipient is subject to a duty of confidentiality pursuant to a signed non-disclosure agreement; and (3) the release of such information would not otherwise violate the antifraud provisions of the federal securities laws or the Fund's fiduciary duties. The determination of whether to grant an exception, which includes the determination of whether the Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public shall be made by the investment manager's and the Fund's chief compliance officer or his/her designee, following a request submitted in writing.

The eligible third parties to whom portfolio holdings information may be released in advance of general release fall into the following categories: data consolidators (including rating agencies), fund rating/ranking services and other data providers, service providers to the Fund and municipal securities brokers using the Investor Tools product which brings together buyers and sellers of municipal securities in the normal operation of the municipal securities markets.

The specific entities with whom the Fund has arrangements to provide portfolio holdings in advance of their release to the general public are:

o   Bloomberg, Capital Access, CDA (Thomson Financial), Factset,
    Fidelity Advisors, Lipper Inc., Morningstar, Standard &
    Poor's, and Vestek, all of whom receive portfolio holdings information 15 days after the quarter end;

o Service providers to the Fund that receive portfolio holdings information from time to time in advance of general release in the course of performing or to enable them to perform services for the Fund, including: CUSTODIAN BANK:
    Bank of New York; INDEPENDENT REGISTERED PUBLIC ACCOUNTING
    FIRM: PricewaterhouseCoopers LLP; OUTSIDE FUND LEGAL
    Counsel: Stradley Ronon Stevens & Young, LLP; INDEPENDENT DIRECTORS'/TRUSTEES' COUNSEL: Bleakley, Platt & Schmidt, LLP; PROXY VOTING SERVICES: Glass, Lewis & Co. and Institutional Shareholder Services; FINANCIAL PRINTERS: RR Donnelley & Sons Company or GCOM Solutions, Inc.

In all cases, eligible third parties are required to execute a non-disclosure agreement. Non-disclosure agreements include the following provisions:

o The recipient agrees to keep confidential any portfolio holdings information received.

o The recipient agrees not to trade on the non-public information received.

o The recipient agrees to refresh its representation as to confidentiality and abstention from trading upon request from Franklin Templeton.

In no case does the Fund receive any compensation in connection with the arrangements to release portfolio holdings information to any of the above-described recipients of the information.

The Fund's portfolio holdings release policy has been initially reviewed and approved by the Fund's board of trustees and any material amendments shall also be reviewed and approved by the board. The investment adviser's compliance staff conducts periodic reviews of compliance with the policy and provides at least annually a report to the board of trustees regarding the operation of the policy and any material changes recommended as a result of such review. The investment adviser's compliance staff also will supply the board yearly with a list of exceptions granted to the policy, along with an explanation of the legitimate business purpose of the Fund that is served as a result of the exception.


OFFICERS AND TRUSTEES
-------------------------------------------------------------------


Institutional Fiduciary Trust (the Trust) has a board of trustees. Each trustee will serve until that person resigns and/or a successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of the Fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations.

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below.

INDEPENDENT BOARD MEMBERS
-------------------------



                                   NUMBER OF
                                   PORTFOLIOS
                                    IN FUND
                                    COMPLEX
NAME, YEAR                 LENGTH   OVERSEEN     OTHER
OF BIRTH AND               OF TIME   BY BOARD    DIRECTORSHIPS
ADDRESS        POSITION    SERVED    MEMBER*     HELD
-----------------------------------------------------------------

Harris J.     Trustee      Since     141       Director, Bar-S
Ashton (1932)              1985                Foods (meat
One Franklin                                   packing company).
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC
Holdings, Inc. (bank holding company) (until 2002); and
President, Chief Executive Officer and Chairman of the Board,
General Host Corporation (nursery and craft centers) (until
1998).
-----------------------------------------------------------------

Robert F.     Trustee      Since     56        None
Carlson                    1998
(1928)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of
Administration, California Public Employees Retirement Systems
(CALPERS); and FORMERLY, member and Chairman of the Board,
Sutter Community Hospitals; member, Corporate Board, Blue
Shield of California; and Chief Counsel, California Department
of Transportation.
-----------------------------------------------------------------

S. Joseph     Trustee      Since     142       None
Fortunato                  1989
(1932)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney,
Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
-----------------------------------------------------------------

Edith E.      Trustee      Since     134       Director,
Holiday                    June 2005           Amerada Hess
(1952)                                         Corporation
One Franklin                                   (exploration and
Parkway                                        refining of oil
San Mateo,                                     and gas), H.J.
CA 94403-1906                                  Heinz Company
                                               (processed foods
                                               and allied
                                               products), RTI
                                               International
                                               Metals, Inc.
                                               (manufacture and
                                               distribution of
                                               titanium),
                                               Canadian
                                               National Railway
                                               (railroad), and
                                               White Mountains
                                               Insurance Group,
                                               Ltd. (holding
                                               company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
-----------------------------------------------------------------

Frank W.T.    Trustee      Since     115       Director, The
LaHaye (1929)              1985                California
One Franklin                                   Center for Land
Parkway                                        Recycling
San Mateo,                                     (redevelopment).
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and
formerly, Chairman, Peregrine Venture Management Company
(venture capital).
-----------------------------------------------------------------

Gordon S.     Trustee      Since     141       Director, Martek
Macklin                    1992                Biosciences
(1928)                                         Corporation,
One Franklin                                   MedImmune, Inc.
Parkway                                        (biotechnology),
San Mateo,                                     and
CA 94403-1906                                  Overstock.com
                                               (Internet
                                               services); and
                                               FORMERLY,
                                               Director, MCI
                                               Communication
                                               Corporation
                                               (subsequently
                                               known as MCI
                                               WorldCom, Inc.
                                               and WorldCom,
                                               Inc.)
                                               (communications
                                               services)
                                               (1988-2002),
                                               White Mountains
                                               Insurance Group,
                                               Ltd. (holding
                                               company)
                                               (1987-2004) and
                                               Spacehab, Inc.
                                               (aerospace
                                               services)
                                               (1994-2003).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004); Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
-----------------------------------------------------------------

Frank A.      Trustee      Since     96        Director, White
Olson                      June 2005           Mountains
(1932)                                         Insurance Group,
One Franklin                                   Ltd. (holding
Parkway San                                    company),
Mateo, CA                                      Amerada Hess
94403-1906                                     Corporation
                                               (exploration and
                                               refining of oil
                                               and gas) and
                                               Sentient Jet
                                               (private jet
                                               service); and
                                               FORMERLY,
                                               Director, Becton
                                               Dickinson and
                                               Company (medical
                                               technology),
                                               Cooper
                                               Industries, Inc.
                                               (electrical
                                               products and
                                               tools and
                                               hardware),
                                               Health Net, Inc.
                                               (formerly,
                                               Foundation
                                               Health)
                                               (integrated
                                               managed care),
                                               The Hertz
                                               Corporation,
                                               Pacific
                                               Southwest
                                               Airlines, The
                                               RCA Corporation,
                                               Unicom
                                               (formerly,
                                               Commonwealth
                                               Edison) and UAL
                                               Corporation
                                               (airlines).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since
2000) (Chairman of the Board (1980-2000) and Chief Executive
Officer (1977-1999)); and FORMERLY, Chairman of the Board,
President and Chief Executive Officer, UAL Corporation
(airlines).
-----------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS
-------------------------------------


                                   NUMBER OF
                                   PORTFOLIOS
                                    IN FUND
                                    COMPLEX
NAME, YEAR                 LENGTH   OVERSEEN     OTHER
OF BIRTH AND               OF TIME   BY BOARD    DIRECTORSHIPS
ADDRESS        POSITION    SERVED    MEMBER*     HELD
-----------------------------------------------------------------

**Charles B.  Trustee and  Trustee   141       None
Johnson       Chairman of  since
(1933)        the Board    1985 and
One Franklin               Chairman
Parkway                    of the
San Mateo,                 Board
CA 94403-1906              since
                           1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in
Franklin Templeton Investments.
-----------------------------------------------------------------

**Rupert H.   Trustee,     Trustee   125       None
Johnson, Jr.  President    since
(1940)        and Chief    1985 and
One Franklin  Executive    President
Parkway       Officer -    and
San Mateo,    Investment   Chief
CA 94403-1906 Management   Executive
                           Officer
                           -Investment
                           Management
                           since
                           2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers,
Inc.; Senior Vice President, Franklin Advisory Services, LLC;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton
Investments.
-----------------------------------------------------------------

Harmon E.     Vice         Since     Not       Not Applicable
Burns (1945)  President    1986      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President,
Franklin Advisers, Inc.; and officer and/or director or
trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment
companies in Franklin Templeton Investments.
-----------------------------------------------------------------

James M.      Chief        Since     Not       Not Applicable
Davis         Compliance   2004      Applicable
(1952)        Officer
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 48 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Director of Compliance, Franklin
Resources, Inc. (1994-2001).
-----------------------------------------------------------------

Laura         Treasurer    Since     Not       Not Applicable
Fergerson                  2004      Applicable
(1962)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 32 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
-----------------------------------------------------------------

Jimmy D.      Senior Vice   Since    Not       Not Applicable
Gambill       President     2002     Applicable
(1947)        and Chief
500 East      Executive
Broward       Officer
Blvd.         -Finance and
Suite 2100    Administration
Fort
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice
President, Templeton Worldwide, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------

David P.      Vice         Since     Not       Not Applicable
Goss (1947)   President    2000      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
-----------------------------------------------------------------

Barbara J.    Vice         Since     Not       Not Applicable
Green (1947)  President    2000      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel,
LLC, and Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 48 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and
Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and
Exchange Commission (1986-1995); Attorney, Rogers & Wells
(until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
-----------------------------------------------------------------

Michael O.    Vice         Since     Not       Not Applicable
Magdol (1937) President -  2002      Applicable
600 Fifth     AML
Avenue        Compliance
Rockefeller
Center
New York, NY
10020-2302

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary
Trust Company International; Director, FTI Banque, Arch
Chemicals, Inc. and Lingnan Foundation; and officer and/or
director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment
companies in Franklin Templeton Investments.
-----------------------------------------------------------------

Murray L.     Vice         Since     Not       Not Applicable
Simpson       President    2000      Applicable
(1937)        and
One Franklin  Secretary
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin
Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of
48 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
-----------------------------------------------------------------

Galen G.      Chief        Since     Not       Not Applicable
Vetter (1951) Financial    2004      Applicable
500 East      Officer and
Broward       Chief
Blvd.         Accounting
Suite 2100    Officer
Fort
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC;
officer of 48 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey,
Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP
((1979-1987 and 1991-2004).
-----------------------------------------------------------------


*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin
Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's administrator and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.


The Trust pays noninterested board members $1,085 per quarter plus $275 per meeting attended. Noninterested board members also received a flat fee of $5,000 per year as a general retainer, a portion of which is allocated to the Fund. Board members who serve on the Audit Committee of the Trust and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Fund. Frank W.T. LaHaye who serves as chairman of the Audit Committee of the Trust and certain other funds in Franklin Templeton Investments receives an additional fee of $20,000 per year, a portion of which is allocated to the Fund. Members of a committee are not separately compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to noninterested board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested board members by the Trust and by Franklin Templeton Investments.



                                     TOTAL FEES     NUMBER OF BOARDS
                                    RECEIVED FROM    IN FRANKLIN
                      TOTAL FEES      FRANKLIN        TEMPLETON
                       RECEIVED       TEMPLETON      INVESTMENTS
                       FROM THE     INVESTMENTS/3      ON WHICH
NAME                   TRUST/2 ($)        ($)        EACH SERVES/4
------------------------------------------------------------------
Frank H. Abbott,         4,250          181,601             N/A
III/1
Harris J. Ashton         4,721          370,100             43
Robert F. Carlson        6,734          116,125             15
S. Joseph Fortunato      4,794          372,100             44
Edith E. Holiday             0          360,527             38
Frank W.T. LaHaye        5,039          183,598             27
Gordon S. Macklin        5,127          368,101             43
Frank A. Olson               0          147,250             26

1. Deceased June 30, 2005.
2. For the fiscal year ended June 30, 2005.
3. For the calendar year ended December 31, 2004.
4. We base the number of boards on the number of U.S. registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or portfolios within each investment company for which the board members are responsible.


Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings and are paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.


Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three-year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

The board, with approval of all noninterested and interested board members, has adopted written procedures designed to deal with potential conflicts of interest that may arise from the Fund and the Money Market Portfolio having substantially the same boards. These procedures call for an annual review of the Fund's relationship with the Portfolio. If a conflict exists, the boards may take action, which may include the establishment of a new board. The board has determined that there are no conflicts of interest at the present time.

The following tables provide the dollar range of equity securities beneficially owned by the board members of the Trust on December 31, 2004.

INDEPENDENT BOARD MEMBERS
--------------------------



                                                  AGGREGATE DOLLAR
                                                  RANGE OF EQUITY
                                                 SECURITIES IN ALL
                                                 FUNDS OVERSEEN BY
                                                  THE BOARD MEMBER
                                                  IN THE FRANKLIN
                        DOLLAR RANGE OF EQUITY    TEMPLETON FUND
NAME OF BOARD MEMBER   SECURITIES IN THE FUND        COMPLEX
--------------------------------------------------------------------

Harris J. Ashton                  None             Over $100,000
Robert F. Carlson                 None             Over $100,000
S. Joseph Fortunato               None             Over $100,000
Edith E. Holiday                  None             Over $100,000
Frank W.T. LaHaye                 None             Over $100,000
Gordon S. Macklin                 None             Over $100,000
Frank A. Olson                    None             Over $100,000


INTERESTED BOARD MEMBERS
-------------------------
                                                  AGGREGATE DOLLAR
                                                  RANGE OF EQUITY
                                                 SECURITIES IN ALL
                                                 FUNDS OVERSEEN BY
                                                  THE BOARD MEMBER
                                                  IN THE FRANKLIN
                         DOLLAR RANGE OF EQUITY    TEMPLETON FUND
NAME OF BOARD MEMBER     SECURITIES IN THE FUND       COMPLEX
--------------------------------------------------------------------

Charles B. Johnson            Over $100,000        Over $100,000
Rupert H. Johnson, Jr.        Over $100,000        Over $100,000


BOARD COMMITTEES The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent registered public accounting firm (auditors), including evaluating their independence and meeting with such auditors to consider and review matters relating to the Trust's financial reports and internal controls. The Audit Committee is comprised of the following independent Trustees: Robert F. Carlson, Edith E. Holiday and Frank W.T. LaHaye. The Nominating Committee is comprised of the following independent trustees:
Harris J. Ashton, Robert F. Carlson, S. Joseph Fortunato, Edith E. Holiday, Frank W.T. LaHaye, Gordon S. Macklin and Frank A. Olson.

The Nominating Committee is responsible for selecting candidates to serve as board members and recommending such candidates (a) for selection and nomination as independent board member by the incumbent independent board member and the full board; and (b) for selection and nomination as interested board members by the full board.

When the board has or expects to have a vacancy, the Nominating Committee receives and reviews information on individuals qualified to be recommended to the full board as nominees for election as board members, including any recommendations by "Qualifying Fund Shareholders" (as defined below). To date, the Nominating Committee has been able to identify, and expects to continue to be able to identify, from its own resources an ample number of qualified candidates. The Nominating Committee, however, will review recommendations from Qualifying Fund Shareholders to fill vacancies on the board if these recommendations are submitted in writing and addressed to the Nominating Committee at the Trust's offices at P.O. Box 997151, Sacramento, CA 95899-9983 and are presented with appropriate background material concerning the candidate that demonstrates his or her ability to serve as a board member, including as an independent board member, of the Trust. A Qualifying Fund Shareholder is a shareholder who (i) has continuously owned of record, or beneficially through a financial intermediary, shares of the Fund having a net asset value of not less than two hundred and fifty thousand dollars ($250,000) during the twenty-four month period prior to submitting the recommendation; and (ii) provides a written notice to the Nominating Committee containing the following information: (a) the name and address of the Qualifying Fund Shareholder making the recommendation; (b) the number of shares of the Fund which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (c) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (d) the name, age, date of birth, business address and residence address of the person or persons being recommended; (e) such other information regarding each person recommended by such Qualifying Fund Shareholder as would be required to be included in a proxy statement filed pursuant to the proxy rules of the SEC had the nominee been nominated by the board; (f) whether the shareholder making the recommendation believes the person recommended would or would not be an "interested person" of the Trust, as defined in the 1940 Act; and (g) the written consent of each person recommended to serve as a board member of the Trust if so nominated and elected/appointed.

The Nominating Committee may amend these procedures from time to time, including the procedures relating to the evaluation of nominees and the process for submitting recommendations to the Nominating Committee.

During the fiscal year ended June 30, 2005, the Audit Committee met four times; the Nominating Committee met four times.



MANAGEMENT AND OTHER SERVICES
-------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED The Money Market Portfolio's manager is Franklin Advisers, Inc. The manager is a wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the Portfolio to buy, hold or sell. The manager also selects the brokers who execute the Portfolio's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Portfolio, the manager and its officers, directors and employees are covered by fidelity insurance.


The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the Portfolio. Similarly, with respect to the Portfolio, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the Portfolio or other funds it manages. Because the manager is a subsidiary of a financial holding company (FHC) under the Gramm-Leach-Bliley Act of 1999, federal regulations applicable to FHCs may limit or restrict the Portfolio's ability to acquire or hold a position in a given security when it might otherwise be advantageous for the Portfolio to acquire or hold that security.


The Fund, the Portfolio, its manager and the Fund's principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Portfolio or that are currently held by the Portfolio, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Fund, the Portfolio, its manager and the Fund's principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the Securities and Exchange Commission (SEC).



MANAGEMENT FEES The Portfolio pays the manager a fee equal to an annual rate of 0.15 of 1% of the value of its average daily net assets.

The fee is computed at the close of business each day according to the terms of the management agreement.

For the last three fiscal years ended June 30, the Portfolio paid the following management fees:


              MANAGEMENT FEES PAID/1 ($)
-------------------------------------------
2005                  8,798,240
2004                  7,723,394
2003                  7,691,904

1. For the fiscal years ended June 30, 2005, 2004 and 2003, management fees, before any advance waiver, totaled $8,798,240, $7,933,008 and $7,877,475, respectively. Under an agreement by the manager to limit its fees, the Portfolio paid the management fees shown.


ADMINISTRATOR AND SERVICES PROVIDED Franklin Advisers, Inc.
(Advisers) has an agreement with the Fund to provide various administrative, statistical and other services to the Fund.

ADMINISTRATION FEES The Fund pays Advisers a fee equal to an annual rate of 0.20 of 1% of the value of the Fund's average daily net assets.

During the last three fiscal years ended June 30, the Fund paid
Advisers the following administration fees:


             ADMINISTRATION FEES PAID ($)
 ------------------------------------------
 2005                 8,065,271
 20041                6,060,722
 20031                5,283,639

1. For the fiscal years ended June 30, 2004 and 2003, administration fees, before any advance waiver, totaled
$6,388,974 and $5,590,141, respectively. Under an agreement by Advisers to limit its fees, the Fund paid the administration fees shown.


SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin Templeton Investor Services, LLC (Investor Services) is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is located at 3344 Quality Drive, P.O. Box 2258, Rancho Cordova, CA 95741-2258. Please send all correspondence to Institutional Services, One Franklin Parkway, San Mateo, CA 94403-1906.

Investor Services receives a fee for servicing Fund shareholder accounts. The Fund also will reimburse Investor Services for certain out-of-pocket expenses necessarily incurred in servicing the shareholder accounts in accordance with the terms of its servicing contract with the Fund.

Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an Employer Sponsored Retirement Plan for which the institution, or its affiliate, provides participant level record keeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation
(NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund for services provided in support of Beneficial Owners and NSCC networking system accounts.

CUSTODIAN Investor Services, as the transfer agent for The Money Market Portfolio, effectively acts as the Fund's custodian and holds the Fund's shares of the Portfolio on its books. Bank of New York, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of the Fund's cash, pending investment in Portfolio shares. Bank of New York also acts as custodian of the securities and other assets of the Portfolio.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111-4004, is the Fund's independent registered public accounting firm. The Independent Registered Public Accounting Firm audits the financial statements included in the Fund's Annual Report to Shareholders.


PORTFOLIO TRANSACTIONS
-------------------------------------------------------------------

The Fund will not incur any brokerage or other costs in connection with buying or selling shares of the Portfolio.

Since most purchases by the Portfolio are principal transactions at net prices, the Portfolio incurs little or no brokerage costs. The Portfolio deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Portfolio seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place an accurate dollar value on the special execution or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs from many securities firms. The receipt of these products and services do not reduce the manager's research activities in providing investment advice to the Fund.

As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients.

If purchases or sales of securities of the Portfolio and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the accounts and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Portfolio is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Portfolio.


During the fiscal years ended June 30, 2005, 2004 and 2003, the Portfolio did not pay any brokerage commissions.

As of June 30, 2005, the Portfolio owned the following securities issued by its regular broker-dealers:

                                             AGGREGATE
                                             VALUE OF
                                             PORTFOLIO
                                           TRANSACTIONS
                                                ($)
----------------------------------------------------------
UBS Securities LLC                          225,001,000
Merrill Lynch & Co., Inc.                   224,919,000
Bank of America Securities, LLC             150,003,000
Barclays Capital Inc.                       150,000,000
Goldman, Sachs & Co.                        149,760,000
IMG US Funding Corp.                        149,607,000


Except as noted, neither the Fund nor the Portfolio owned any securities issued by their regular broker-dealers as of the end of the fiscal year.

DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------


DISTRIBUTIONS OF NET INVESTMENT INCOME The Fund receives taxable income generally in the form of interest on its investment in the Portfolio. The Fund may also earn taxable income from temporary investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends the Fund pays from this income will be taxable to you as ordinary income. A portion of the income dividends may also be designated as interest-related or short-term capital gain dividends that will not be subject to non-resident alien withholding for most non-U.S. investors. See the materials at the end of this section on "Distributions and Taxes" for more information on interest-related and short-term capital gain dividends.


The Portfolio earns taxable income from many sources, including interest on money market instruments, including U.S. government securities, commercial paper, short-term corporate obligations and repurchase agreements, and from ordinary income from the sale of market discount bonds.


DISTRIBUTIONS OF CAPITAL GAINS The Portfolio may realize short-term capital gains and losses in connection with sales of its portfolio securities. Distributions from the Portfolio's net short-term capital gains (if any) will be taxable to the Fund, and, in turn, to you as ordinary income. Because the Fund and the Portfolio are each money funds, the Fund does not anticipate realizing any long-term capital gains on its temporary investments, or to have any long-term capital gains distributed to it by the Portfolio.

INVESTMENTS IN FOREIGN SECURITIES The next two paragraphs describe tax considerations that are applicable to the Portfolio's investments in foreign securities that may be passed through to the Fund.

EFFECT OF FOREIGN WITHHOLDING TAXES. The Portfolio may be subject to foreign withholding taxes on income from certain foreign securities. These taxes could reduce the amount of income available for distribution by the Portfolio to the Fund, and in turn, by the Fund to you.

EFFECT OF FOREIGN DEBT INVESTMENTS. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Portfolio. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to the Fund as ordinary income, and any losses reduce the Portfolio's ordinary income otherwise available for distribution to the Fund. This treatment could increase or decrease the Portfolio's ordinary income distributions to the Fund, and, in turn, the Fund's ordinary income distributions to you.


INFORMATION ON THE TAX CHARACTER OF DIVIDENDS The Fund will inform you of the amount of your dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. Dividends declared in December but paid in January are taxable to you as if paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income it distributes to you. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:


o  98% of its taxable ordinary income earned during the calendar year,

o 98% of its capital gain net income earned during the twelve month period ending October 31; and

o  100% of any undistributed taxable ordinary income from the prior year.


The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.


SALES OF FUND SHARES Sales and exchanges of Fund shares are taxable transactions for federal and state income tax purposes.

NON-U.S. INVESTORS Non-U.S. investors may be subject to U.S.
withholding or estate tax, and are subject to special U.S. tax certification requirements.

INTEREST-RELATED AND SHORT-TERM CAPITAL GAIN DIVIDENDS. The United States imposes a flat 30% withholding tax (or a tax at a lower treaty rate) on ordinary dividend income paid by the Fund to non-U.S. investors. The American Jobs Creation Act of 2004 (2004 Tax Act) generally exempts from U.S. withholding tax dividends of U.S. source interest income and net short-term capital gains to the same extent that such income and gains would be exempt if earned directly by the non-U.S. investor. Ordinary dividends paid to non-U.S. investors on the income earned on portfolio investments in debt obligations of foreign issuers continue to be subject to U.S. withholding tax.

Interest-related dividends paid by the Portfolio to the Fund, and, in turn, by the Fund to you, from qualified net interest income generally are not subject to U.S. tax. The aggregate amount the Portfolio may designate as an interest-related dividend is limited to the Portfolio's qualified net interest income, which equals its qualified interest income less allocable expenses. "Qualified interest income" includes, in general, the sum of the Portfolio's U.S. source: 1) bank deposit interest, 2) short-term original issue discount (OID), and 3) interest (including OID, market or acquisition discount) on an obligation in registered form (unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10% shareholder or partner). The Fund's qualified interest income includes any income from these categories that it earns on its temporary investments and any interest-related dividend passed through to it from the Portfolio.

On any payment date, the amount of an ordinary dividend that is designated by the Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of both the Portfolio's and the Fund's qualified interest income for each of their fiscal years, which can only be determined with exactness at fiscal year end. In addition, both the Portfolio and the Fund reserve the right not to designate interest-related dividends where the amount designated would be de minimis on a per share basis. As a consequence, the Fund may overwithhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor's only recourse may be either to forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

The 2004 Tax Act further generally exempts from U.S. withholding tax ordinary dividends paid by the Fund from net short-term capital gains (short-term capital gain dividends). These short-term capital gain dividends are exempt from a U.S. withholding tax unless you are a non-resident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the taxable year in which you receive the distributions, in which case such distributions are subject to a 30% (or lower treaty rate) U.S. withholding tax.

In addition, any dividends and distributions, including any interest-related dividends and short-term capital gain dividends, and any proceeds from the sale of a non-U.S. investor's shares will be subject to backup withholding at a rate of 28% if the investor fails to properly certify that they are not a U.S. person. See the discussion below for "Backup withholding." Any Fund dividends and distributions that are effectively connected with the conduct of a U.S. trade or business by a non-U.S. investor are also taxable in the U.S. on a net basis, and may require the investor to file a U.S. income tax return.

These interest-related and short-term capital gain dividend withholding tax exemptions are effective for dividends paid with respect to income earned by the Fund in its fiscal years beginning on July 1, 2005 and ending on June 30, 2008.

U.S. ESTATE TAX. The 2004 Tax Act also provides a partial exemption from U.S. estate tax for shares in the Fund held by an estate of a non-resident decedent. The amount treated as exempt is based on the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent's death that are treated as property generating qualified interest income or constitute other property not within the United States. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008.

SUNSETTING OF PROVISIONS. The provisions dealing with interest-related dividends and short-term capital gain dividends that were adopted in the 2004 Tax Act are scheduled to sunset at the end of taxable years beginning in 2007, unless extended or made permanent before the sunset provisions become effective. If these rules do sunset, non-U.S. investors will again be subject to non-resident withholding taxes on any ordinary dividends that they receive.

The provisions dealing with a partial exemption from U.S. estate tax that were contained in the 2004 Tax Act are scheduled to sunset on December 31, 2007, unless extended or made permanent before this date.

BACKUP WITHHOLDING By law, the Fund must withhold a portion of your taxable dividends and sales proceeds unless you:


o provide your correct social security or taxpayer identification number,
o   certify that this number is correct,
o   certify that you are not subject to backup withholding, and
o   certify that you are a U.S. person (including a U.S.
    resident alien).

The Fund also must withhold if the IRS instructs it to do so.
When withholding is required, the amount will be 28% of any dividends or proceeds paid.


Non-U.S. investors have special U.S. tax certification requirements to avoid backup withholding, and if applicable, to obtain the benefit of any income tax treaty between the non-U.S. investor's country of residence and the United States. To claim these tax benefits, the non-U.S. investor must provide a properly completed Form W-8BEN (or other Form W-8, where applicable, or their substitute forms) to establish his or her status as a non-U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN provided without a U.S. taxpayer identification number remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year. However, non-U.S. investors must advise the Fund of any changes of circumstances that would render the information given on the form incorrect, and must then provide a new W-8BEN to avoid the prospective application of backup withholding. Forms W-8BEN with U.S. taxpayer identification numbers remain valid indefinitely, or until the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification.


DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS Because the Portfolio's income is derived primarily from interest rather than dividends, generally NONE of its distributions to the Fund will be eligible for the corporate dividends-received deduction. Likewise, generally NONE of the Fund's dividends to you will be eligible for this deduction.

QUALIFIED DIVIDEND INCOME FOR INDIVIDUALS For the same reason,
NONE of the Fund's distributions to you are expected to be qualified dividends eligible for federal taxation at long-term capital gain rates.


U.S. GOVERNMENT SECURITIES States generally grant tax-free status to mutual fund dividends paid to you from interest earned on certain U.S. government securities. The Fund, however, does not anticipate that any of its distributions will be exempt from state and local taxes because the Fund invests in U.S. government securities only indirectly by investing in the Portfolio.

INVESTMENT IN COMPLEX SECURITIES The Portfolio may invest in securities issued or purchased at a discount that may require it to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, the Portfolio may be required to sell securities that it otherwise might have continued to hold. These rules could affect the amount, timing and tax character of income distributed to the Fund by the Portfolio, and, in turn, by the Fund to you.

OTHER TAX INFORMATION The tax information contained in this disclosure is not written for use, and cannot be used, by the investor for the purpose of avoiding any penalties that may be imposed by the Internal Revenue Service. It is not intended as tax advice and does not purport to deal with the federal tax consequences applicable to all categories of investors and all federal or state tax consequences, some of which may be subject to special rules. You should consult with your own tax advisor about the impact of your particular circumstances on the tax consequences of your investment or potential investment in the Fund.



ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
-------------------------------------------------------------------

The Fund is a diversified series of Institutional Fiduciary Trust (the Trust), an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust on January 15, 1985, and is registered with the SEC.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

Certain Franklin Templeton funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Please note that for selling or exchanging your shares, or for other purposes, the Fund's shares are considered Class A shares.

The Trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.


As of August 2, 2005, the principal shareholders of the Fund, beneficial or of record, were:

NAME AND ADDRESS                                      PERCENTAGE (%)
---------------------------------------------------------------------
Franklin Templeton Distributors, Inc.                      8.45
One Franklin Parkway
San Mateo, CA  94403-1906

Franklin Advisers, Inc.                                    6.56
One Franklin Parkway
San Mateo, CA  94403-1906

Franklin Floating Rate Daily Access Fund                   5.74
Franklin Investors Securities Trust
One Franklin Parkway
San Mateo, CA  94403-1906

Templeton International Securities Fund                   10.09
Franklin Templeton Variable Insurance Products Trust
One Franklin Parkway
San Mateo, CA  94403-1906

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and trustees of the Trust, may be considered beneficial holders of the Fund shares held by Franklin Templeton Distributors, Inc. (Distributors) and Franklin Advisers, Inc. (Advisers). As principal shareholders of Resources, they may be able to control the voting of Distributors' and Advisers' shares of the Fund.


From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.


As of August 2, 2005, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Fund. The board members may own shares in other funds in Franklin Templeton Investments.


BUYING AND SELLING SHARES
-------------------------------------------------------------------

The Fund continuously offers its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Fund may be required by state law to register as securities dealers. If you buy or sell shares through your securities dealer, you may be charged a transaction processing fee by your securities dealer. Your securities dealer will provide you with specific information about any transaction processing fees you will be charged.

For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars and drawn on a U.S. bank, and are accepted subject to collection at full face value. Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin to accrue until the proceeds are collected, which may take a long period of time. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

The offering of Fund shares may be suspended at any time and resumed at any time thereafter.

DEALER COMPENSATION Distributors and/or its affiliates may make the following additional payments out of its own assets to securities dealers that sell shares of Franklin Templeton funds:

MARKETING SUPPORT PAYMENTS. Distributors may make payments to certain dealers who are holders or dealers of record for accounts in one or more of the Franklin Templeton funds. A dealer's marketing support services may include business planning assistance, advertising, educating dealer personnel about the Franklin Templeton funds and shareholder financial planning needs, placement on the dealer's list of offered funds, and access to sales meetings, sales representatives and management representatives of the dealer. Distributors compensates dealers differently depending upon, among other factors, sales and assets levels, redemption rates and the level and/or type of marketing and educational activities provided by the dealer.


Except as described below, in the case of any one dealer, marketing support payments will not exceed the sum of 0.10% of that dealer's current year's total sales of Franklin Templeton mutual funds, and 0.05% (or 0.03%) of the total assets, respectively, of equity or fixed income funds attributable to that dealer, on an annual basis. Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, may exceed this limitation.


TRANSACTION SUPPORT PAYMENTS. The types of payments that Distributors may make under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a dealer or one time payments for ancillary services such as setting up funds on a dealer's mutual fund trading system.

OTHER PAYMENTS. From time to time, Distributors, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the Fund. Such compensation may include financial assistance to dealers that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. These payments may vary depending upon the nature of the event.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.
Distributors makes payments for events it deems appropriate, subject to Distributors guidelines and applicable law.

You can ask your dealer for information about any payments it receives from Distributors and any services provided.

EXCHANGE PRIVILEGE If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions.

The proceeds from the sale of shares of an investment company generally are not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

REDEMPTIONS IN KIND The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash.

SHARE CERTIFICATES We will credit your shares to your Fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.

All purchases of Fund shares will be credited to you, in full and fractional Fund shares (rounded to the nearest 1/100 of a share), in an account maintained for you by the Fund's transfer agent. No share certificates will be issued.

GENERAL INFORMATION If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The Fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer
(ACH) is a special service that we make available whenever possible. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven-day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.

Investor Services may charge you separate fees, negotiated directly with you, for providing special services in connection with your account. Fees for special services will not increase the Fund's expenses.

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the Fund at a later date. These sub-accounts may be registered either by name or number. The Fund's investment minimums apply to each sub-account. The Fund will send confirmation and account statements for the sub-accounts to the institution.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the Fund.

For institutional accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or
in the prospectus.   Institutional accounts include accounts
opened by or in the name of a person (includes a legal entity or an individual) that has signed an Institutional Account Application accepted by Franklin Templeton Institutional, LLC or entered into a selling agreement and/or servicing agreement with Distributors or Investor Services. For example, the Fund permits the owner of an institutional account to make a same day wire purchase if a good order purchase request is received (a) before the close of the New York Stock Exchange (NYSE) or (b) through the National Securities Clearing Corporation's automated system for processing purchase orders (Fund/SERV), even though funds are delivered by wire after the close of the NYSE. If funds to be wired are not received as scheduled, the purchase order may be cancelled or reversed and the institutional account owner could be liable for any losses or fees the Fund, Distributors and/or Investor Services may incur.

In the event of disputes involving conflicting claims of ownership or authority to control your shares, the Fund has the right (but has no obligation) to: (i) restrict the shares and require the written agreement of all persons deemed by the Fund to have a potential interest in the shares before executing instructions regarding the shares; or (ii) interplead disputed shares or the proceeds from the court-ordered sale thereof with a court of competent jurisdiction.

Should the Fund be required to defend against joint or multiple shareholders in any action relating to an ownership dispute, you expressly grant the Fund the right to obtain reimbursement for costs and expenses including, but not limited to, attorneys' fees and court costs, by unilaterally redeeming shares from your account.

The Fund may be required (i) pursuant to a validly issued levy, to turn your shares over to a levying officer who may, in turn, sell your shares at a public sale; or (ii) pursuant to a final order of forfeiture to sell your shares and remit the proceeds to the U.S. or state government as directed.

PRICING SHARES
-------------------------------------------------------------------



The valuation of The Money Market Portfolio's portfolio securities, including any securities set aside on the Portfolio's books for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio computed as described above may tend to be higher than a like computation made by a fund with identical investments but using a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from an investment in a fund using only market values, and existing investors in the Portfolio would receive less investment income. The opposite would be true in a period of rising interest rates. The Portfolio's use of amortized cost, which helps the Portfolio maintain a $1 share price, is permitted by a rule adopted by the SEC.

The board has established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the Portfolio's holdings by the board, at such intervals as it may deem appropriate, to determine if the Portfolio's net asset value calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the board. If a deviation exceeds 1/2 of 1%, the board will promptly consider what action, if any, will be initiated. If the board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations.

THE UNDERWRITER
-------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the Fund's shares. Distributors is located at One Franklin Parkway,
San Mateo, CA 94403-1906.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


Distributors received no compensation in connection with redemptions or repurchases of the Fund's shares for the last three fiscal years ended June 30, 2005.


Distributors may be entitled to payments from the Fund under the Rule 12b-1 plan, as discussed below. Distributors received no compensation from the Fund for acting as underwriter.

DISTRIBUTION AND SERVICE (12B-1) FEES The board has adopted a plan pursuant to Rule 12b-1. The plan is designed to benefit the Fund and its shareholders. The plan is expected to, among other things, increase advertising of the Fund, encourage sales of the Fund and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because Advisers has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under the plan, the Fund pays Distributors or others for the expenses of activities that are primarily intended to sell shares of the Fund. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); the expenses of printing prospectuses and reports used for sales purposes, and of preparing and distributing sales literature and advertisements; and a prorated portion of Distributors' overhead expenses related to these activities. Together, these expenses, including the service fees, are "eligible expenses."

The Fund may pay up to 0.15% per year of the Fund's average daily net assets.

The plan is a reimbursement plan. It allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plan. Any unreimbursed expenses from one year may not be carried over to or reimbursed in later years.


For the fiscal year ended June 30, 2005, the Fund did not incur any expenses pursuant to the plan.


In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the Fund, Advisers or Distributors or other parties on behalf of the Fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the Investment Company Act of 1940, as amended, then such payments shall be deemed to have been made pursuant to the plan.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the plan because of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banks, however, are allowed to receive fees under the plan for administrative servicing or for agency transactions.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plan should be continued.

The plan has been approved according to the provisions of Rule
12b-1. The terms and provisions of the plan also are consistent with Rule 12b-1.

PERFORMANCE
-------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return, current yield and effective yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees.


The average annual total returns for the indicated periods ended
June 30, 2005, were:

                       1 YEAR (%)   5 YEARS (%)  10 YEARS (%)
---------------------------------------------------------------
                           1.85         2.40         3.90


The following SEC formula was used to calculate these figures:
      n
P(1+T)  = ERV

where:

P   =  a hypothetical initial payment of $1,000
T   =  average annual total return
n   =  number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period


CURRENT YIELD Current yield shows the income per share earned by the Fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account with a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by 365/7. The current yield for the seven day period ended June 30, 2005, was 2.81%.

EFFECTIVE YIELD The Fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven day period reflects the results of compounding. The effective yield for the seven day period ended
June 30, 2005, was 2.85%.


The following SEC formula was used to calculate this figure:

                                           365/7
Effective yield = [(Base period return + 1)      - 1

OTHER PERFORMANCE QUOTATIONS The Fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to Franklin
Templeton Investments. Resources is the parent company of the advisors and underwriter of Franklin Templeton funds.



MISCELLANEOUS INFORMATION
-------------------------------------------------------------------

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Savings Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Savings Planner leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.


The Fund is a member of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services over 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has over $438 billion in assets under management for more than 6 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 105 U.S. based open-end investment companies to the public. The Fund may identify itself by its Nasdaq symbol or CUSIP number.


Currently, there are more mutual funds than there are stocks listed on the NYSE. While many of them have similar investment goals, no two are exactly alike. Shares of the Fund are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

DESCRIPTION OF RATINGS
-------------------------------------------------------------------

CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE (MOODY'S)

INVESTMENT GRADE


Aaa: Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Bonds rated Aa are judged to be high quality and are subject to very low credit risk.

A: Bonds rated A are considered upper medium-grade obligations and are subject to low credit risk.

Baa: Bonds rated Baa are subject to moderate credit risk and are considered medium-grade obligations. As such they may have certain speculative characteristics.

BELOW INVESTMENT GRADE

Ba: Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Bonds rated B are considered speculative and are subject to high credit risk.

Caa: Bonds rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Bonds rated Ca are considered highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Bonds rated C are the lowest rated class of bonds and are typically in default. They have little prospects for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking in the lower end of that generic rating category.


STANDARD & POOR'S RATINGS GROUP (S&P(R))


The issue rating definitions are expressions in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.


INVESTMENT GRADE


AAA: This is the highest rating assigned by S&P to a debt obligation. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Obligations rated AA differ from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Obligations rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher ratings categories.
However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Obligations rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BELOW INVESTMENT GRADE

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of the adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. The C rating is also assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is still making payments.

D: Obligations rated D are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


r: This symbol is attached to the ratings of instruments with significant noncredit risks and highlights risks to principal or volatility of expected returns that are not addressed in the credit rating.


SHORT -TERM DEBT RATINGS

MOODY'S


Moody's short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs and to individual short-term debt instruments. These obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted. Moody's employs the following designations to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Issuers (or supporting institutions) so rated have a superior ability to repay short-term debt obligations.

P-2 (Prime-2): Issuers (or supporting institutions) so rated have a strong ability to repay short-term debt obligations.

P-3 (Prime-3): Issuers (or supporting institutions) so rated have an acceptable ability to repay short-term debt obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.


S&P


S&P's ratings are a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days -- including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1: This designation indicates that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: Issues carrying this designation are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations carrying the higher designations. However, the obligor's capacity to meet its financial commitments on the obligation is satisfactory.

A-3: Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Issues carrying this designation are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Issues carrying this designation are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: Issues carrying this designation are in payment default. The D rating category is used when payments on an obligation are not made on the due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.






FRANKLIN CASH RESERVES FUND

INSTITUTIONAL FIDUCIARY TRUST


STATEMENT OF ADDITIONAL INFORMATION
NOVEMBER 1, 2005


[Insert Franklin Templeton Institutional logo]

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906 1-800/321-8563


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectus. The Fund's prospectus, dated November 1, 2005, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Fund's Annual Report to Shareholders, for the fiscal year ended June 30, 2005, are incorporated by reference (are legally a part of this SAI).


For a free copy of the current prospectus or annual report, contact Institutional Services at 1-800/321-8563.

CONTENTS


Goal, Strategies and Risks
Officers and Trustees
Management and Other Services
Portfolio Transactions
Distributions and Taxes
Organization, Voting Rights
 and Principal Holders
Buying and Selling Shares
Pricing Shares
The Underwriter
Performance
Miscellaneous Information
Description of Ratings



-------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o   ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

o   ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
-------------------------------------------------------------------------------


                                                                  149 SAI 11/05


GOAL, STRATEGIES AND RISKS
-------------------------------------------------------------------------------

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security the Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.

The Fund has adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of the Fund's outstanding shares or
(ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed by the board of trustees without the approval of shareholders.

FUNDAMENTAL INVESTMENT POLICIES

The Fund's investment goal is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. The Fund also tries to maintain a stable $1 share price.

The Fund seeks to achieve its investment goal by investing all of its assets in shares of The Money Market Portfolio (Portfolio), a series of The Money Market Portfolios. The Portfolio has the same investment goal and investment policies as the Fund, except, in all cases, the Fund may pursue its policies by investing in another registered investment company with the same investment goal and policies and restrictions as the Fund. The investment goal of the Portfolio also is fundamental and may not be changed without shareholder approval.

The Fund may not:

1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the Fund's total asset value.

2. Make loans, except (a) through the purchase of debt securities in accordance with the investment goal and policies of the Fund, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described below.

3. Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

4. Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

5. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold, and dispose of "obligations with puts attached" in accordance with its stated investment policies.

6. Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale and that are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the Fund would be invested in such securities or repurchase agreement, except that, to the extent this restriction is applicable, the Fund may purchase, in private placements, shares of another registered investment company having the same investment objectives and policies as the Fund.

7. Act as underwriter of securities issued by other persons, except insofar as the Fund may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities; except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

8. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; provided that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

9. Invest in any issuer for purposes of exercising control or management, except that, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

10. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or the manager own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

11. Invest more than 25% of its assets in securities of any industry, except that this policy is inapplicable where the Fund's policies, as described in its current prospectus, state otherwise, and further does not apply to the extent that the Fund invests all or substantially all of its assets in another registered investment company having the same investment objective and policies. For purposes of this limitation, U.S. government obligations are not considered to be part of any industry.

As a money market fund, the Fund must follow certain procedures required by federal securities laws that may be more restrictive than some of the Fund's other policies or investment restrictions. With respect to diversification, these procedures require that the Fund not invest more than 5% of its total assets in securities of a single issuer, other than U.S. government securities, although it may invest up to 25% of its total assets in securities of a single issuer that are rated in the highest rating category for a period of up to three business days after purchase. The Fund also must not invest more than (a) the greater of 1% of its total assets or $1 million in securities issued by a single issuer that are rated in the second highest rating category; and (b) 5% of its total assets in securities rated in the second highest rating category. These procedures are fundamental policies of the Fund, except to the extent that the Fund invests all of its assets in another registered investment company with the same investment objective and substantially similar policies as the Fund.

The Portfolio's investment restrictions are the same as the Fund's, except as indicated below and as necessary to reflect the Fund's policy to invest all of its assets in shares of the Portfolio.

The Portfolio may not:

1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the Portfolio's total asset value.

2. Make loans, except (a) through the purchase of debt securities in accordance with the investment goals and policies of the Portfolio, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or
(c) by the loan of its portfolio securities in accordance with the policies described below.

3.    Invest in any issuer for purposes of exercising control or management.

4. Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

5. Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale and are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the Portfolio would be invested in such securities or repurchase agreements.

6. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization.

7. Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation, U.S. government obligations are not considered to be part of any industry. This prohibition does not apply where the policies of the Portfolio as described in Part A of the Portfolio's registration statement specify otherwise.

8. Act as underwriter of securities issued by other persons except insofar as The Money Market Portfolios (Trust) may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

9. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or Advisers own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

10. Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

11. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold, and dispose of "obligations with puts attached" or write covered call options in accordance with its stated investment policies.

The Portfolio has the following additional fundamental policies:

The Portfolio: (a) may not buy a security if, with respect to 75% of its total assets, more than 5% would be invested in the securities of any one issuer, and (b) may not invest in a security if the Portfolio would own more than 10% of the outstanding voting securities of any one issuer. These limitations do not apply to obligations issued or guaranteed by the U.S. government or its instrumentalities. In accordance with procedures adopted pursuant to Rule 2a-7 under the Investment Company Act of 1940, the Portfolio will not invest more than 5% of the Portfolio's total assets in Eligible Securities of a single issuer, other than U.S. government securities.

NON-FUNDAMENTAL INVESTMENT POLICIES

1. The Fund will invest in obligations or instruments issued by banks and savings institutions with assets of at least $1 billion.

2. The Fund may not invest more than 10% of its assets in time deposits with more than seven days to maturity.

3. The Fund may invest in an obligation issued by a branch of a bank only if the parent bank has assets of at least $5 billion, and may invest only up to 25% of its assets in obligations of foreign branches of U.S. or foreign banks. The Fund may invest more than 25% of its assets in certain domestic bank obligations, including U.S. branches of foreign banks.

4. The Fund may not make any new investments while any outstanding loans exceed 5% of its total assets.

5. The Fund may invest up to 10% of its assets in taxable municipal securities.

6. The Fund only intends to buy stripped securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government.

7. The Fund may not invest more than 10% of its net assets in illiquid securities. Notwithstanding this limitation, the Fund may invest in securities that cannot be offered to the public for sale without first being registered under the Securities Act of 1933, as amended (1933 Act) (restricted securities), where such investment is consistent with the Fund's investment goal and the manager determines that there is a liquid institutional or other market for such securities. For example, restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the 1933 Act and for which a liquid institutional market has developed will be considered liquid even though such securities have not been registered pursuant to the 1933 Act.

8. The Fund may not invest more than 5% of its total assets in securities of companies, including predecessors, that have been in continuous operation for less than three years.

Certain words or phrases may be used in descriptions of Fund investment policies and strategies to give investors a general sense of the Fund's levels of investment. They are broadly identified with, but not limited to, the following percentages of fund total assets:

      "small portion"          less than 10%
      "portion"                10% to 25%
      "significant"            25% to 50%
      "substantial"            50% to 66%
      "primary"                66% to 80%
      "predominant"            80% or more

If the Fund intends to limit particular investments or strategies to no more than specific percentages of Fund assets, the prospectus or SAI will clearly identify such limitations. The percentages above are not limitations unless specifically stated as such in the Fund's prospectus or elsewhere in this SAI.

INVESTMENTS, TECHNIQUES, STRATEGIES AND THEIR RISKS

The following is a description of the various types of securities the Fund, investing through the Portfolio, may buy.

ASSET-BACKED SECURITIES in which the Fund may invest are typically commercial paper backed by the loans or accounts receivable of an entity, such as a bank or credit card company. The issuer intends to repay using the assets backing the securities (once collected). Therefore, repayment depends largely on the cash-flows generated by the assets backing the securities. Sometimes the credit support for these securities is limited to the underlying assets. In other cases it may be provided by a third party through a letter of credit or insurance guarantee.

Repayment of these securities is intended to be obtained from an identified pool of diversified assets, typically receivables related to a particular industry, such as asset-backed securities related to credit card receivables, automobile receivables, trade receivables or diversified financial assets. The credit quality of most asset-backed commercial paper depends primarily on the credit quality for the assets underlying the securities, how well the entity issuing the securities is insulated from the credit risk of the originator (or any other affiliated entities) and the amount and quality of any credit support provided to the securities.

Asset-backed commercial paper is often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on these underlying assets to make payment, the securities may contain elements of credit support. The credit support falls into two categories: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount could adversely impact the return on an investment in an asset-backed security.

BANK OBLIGATIONS The Fund may invest in obligations of U.S. banks, foreign branches of U.S. or foreign banks, and U.S. branches of foreign banks. These obligations may include deposits that are fully insured by the U.S. government, its agencies or instrumentalities, such as time deposits in banking and savings institutions up to the current limit of the insurance on principal provided by the Federal Deposit Insurance Corporation. Time DEPOSITS are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate. Deposits are frequently combined in larger units by an intermediate bank or other institution.

COMMERCIAL PAPER The Fund may invest in commercial paper of domestic or foreign issuers. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies.

CREDIT An issuer of securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. Some of the Fund's portfolio securities may be supported by credit enhancements, which may be provided by either U.S. or foreign banks and insurance companies. These securities have the credit risk of the entity providing the credit support. Credit support provided by a foreign bank or insurance company may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of that entity to meet its obligations.

DEBT SECURITIES A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes, and commercial paper differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.


The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value per share.

RATINGS. Various investment services publish ratings of some of the debt securities in which the Fund may invest. These ratings represent the opinions of the rating services with respect to the issuer's ability to pay interest and repay principal. They do not purport to reflect the risk of fluctuations in market value and are not absolute standards of quality.

FOREIGN SECURITIES The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the Fund.

The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The Fund may have greater difficulty exercising rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

ILLIQUID INVESTMENTS Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them. The Fund's board of trustees will review the determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including, among others, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts. The Fund's board of trustees will consider appropriate actions, consistent with the Fund's goals and policies, if a security becomes illiquid after purchase.

LOANS OF PORTFOLIO SECURITIES To generate additional income, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 33 1/3% of the value of the Fund's total assets, measured at the time of the most recent loan. For each loan, the borrower must maintain with the Fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 102% of the current market value of the loaned securities. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund also continues to receive any distributions paid on the loaned securities. The Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the manager intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the manager has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the manager otherwise believes it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The Fund will loan its securities only to parties who meet creditworthiness standards approved by the Fund's board of trustees, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

MASTER/FEEDER STRUCTURE The Fund seeks to achieve its investment goal by investing all of its assets in shares of the Portfolio.

The Fund's structure, where it invests all of its assets in the Portfolio, is sometimes known as a "master/feeder" structure. By investing all of its assets in shares of the Portfolio, the Fund, other mutual funds and institutional investors can pool their assets. This may result in asset growth and lower expenses, although there is no guarantee this will happen.

If the Fund, as a shareholder of the Portfolio, has to vote on a matter relating to the Portfolio, it will hold a meeting of Fund shareholders and will cast its votes in the same proportion as the Fund's shareholders voted.

There are some risks associated with the Fund's master/feeder structure. If other shareholders in the Portfolio sell their shares, the Fund's expenses may increase. Additionally, any economies of scale the Fund has achieved as a result of the structure may be diminished. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could also have effective voting control.

If the Portfolio changes its investment goal or any of its fundamental policies and Fund shareholders do not approve the same change for the Fund, the Fund may need to withdraw its investment from the Portfolio. Likewise, if the board of trustees considers it to be in the Fund's best interest, it may withdraw the Fund's investment from the Portfolio at any time. If either situation occurs, the board will decide what action to take. Possible solutions might include investing all of the Fund's assets in another pooled investment entity with the same investment goal and policies as the Fund, or hiring an investment manager to manage the Fund's investments. Either circumstance could increase the Fund's expenses.

MUNICIPAL SECURITIES Municipal securities are issued by or on behalf of states, territories or possessions of the U.S., the District of Columbia, or their political subdivisions, agencies or instrumentalities. They are generally issued to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of municipal securities are issued to provide funding for privately operated facilities and are generally taxable.

The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal security holders.

REPURCHASE AGREEMENTS The Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund's ability to sell the underlying securities. The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

STRIPPED SECURITIES are the separate income and principal components of debt securities. Once the securities have been stripped they are referred to as zero coupon securities. Their risks are similar to those of other money market securities although they may be more volatile. Stripped securities do not make periodic payments of interest prior to maturity and the stripping of the interest coupons causes them to be offered at a discount from their face amount. This results in the securities being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities.

U.S. GOVERNMENT SECURITIES Some U.S. government securities, including U.S. Treasury bills, notes and bonds and securities of the Government National Mortgage Association, are issued or guaranteed by the U.S. government or carry a guarantee that is supported by the full faith and credit of the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not considered direct obligations of the U.S. government. Instead, they involve sponsorship or guarantees by government agencies or enterprises. For example, some securities are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Deposit Insurance Corporation. Others, such as obligations of the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the instrumentality. The Secretary of the Treasury has the authority to support some instrumentalities, including the Federal Home Loan Banks, Fannie Mae, and Freddie Mac, by purchasing limited amounts of their respective obligations. There is no guarantee that the government would support such instrumentalities and, accordingly, their securities may involve a risk of non-payment of principal and interest. Nevertheless, because Fannie Mae, Freddie Mac, and the Federal Home Loan Banks are instrumentalities of the U.S. government, their securities are generally considered to be high quality investments having minimal credit risks.

VARIABLE MASTER DEMAND NOTES are a type of commercial paper. They are direct arrangements between a lender and a borrower that allow daily changes to the amount borrowed and to the interest rate. The Fund, as lender, may increase or decrease the amount provided by the note agreement, and the borrower may repay up to the full amount of the note without penalty. Typically, the borrower may also set the interest rate daily, usually at a rate that is the same or similar to the interest rate on other commercial paper issued by the borrower. The Fund does not have any limit on the amount of its assets that may be invested in variable master demand notes and may invest only in variable master demand notes of U.S. issuers.

Because variable master demand notes are direct lending arrangements between the lender and the borrower, they generally are not traded and do not have a secondary market. They are, however, redeemable at face value plus accrued interest at any time, although the Fund's ability to redeem a note is dependent on the ability of the borrower to pay the principal and interest on demand. When determining whether to invest in a variable master demand note, the manager considers, among other things, the earnings power, cash flow and other liquidity ratios of the issuer.

WHEN-ISSUED OR DELAYED-DELIVERY TRANSACTIONS are those where payment and delivery for the security take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. When the Fund is the buyer in the transaction, it will maintain cash or liquid securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. The Fund will not engage in when-issued and delayed-delivery transactions for investment leverage purposes.


POLICIES AND PROCEDURES REGARDING THE RELEASE OF PORTFOLIO HOLDINGS   The
Fund's overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Fund will not make available to anyone non-public information with respect to its portfolio holdings, until such time as the information is made available to all shareholders or the general public.

Consistent with current law, the Fund releases complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag.

In addition, a complete list of the Fund's portfolio holdings is released 30 calendar days after the end of each calendar quarter. Other descriptive information, such as the Fund's top 10 holdings, industry weightings and geographic weightings, may be released monthly, no sooner than 5 days after the end of each month. Released portfolio holdings information can be viewed on franklintempletoninstitutional.com.

To the extent that this policy would require the release of portfolio holdings information regarding a particular portfolio holding for the Fund, that is the subject of ongoing purchase or sale orders/programs or if the release of such portfolio holdings information would otherwise be sensitive or inappropriate, as determined by the portfolio manager in consultation with the Legal/Compliance Department, the portfolio manager for the Fund may request that the release of such information be withheld.

Exceptions to the portfolio holdings release policy described above will be made only when: (1) the Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public; (2) the recipient is subject to a duty of confidentiality pursuant to a signed non-disclosure agreement; and (3) the release of such information would not otherwise violate the antifraud provisions of the federal securities laws or the Fund's fiduciary duties. The determination of whether to grant an exception, which includes the determination of whether the Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public shall be made by the investment manager's and the Fund's chief compliance officer or his/her designee, following a request submitted in writing.

The eligible third parties to whom portfolio holdings information may be released in advance of general release fall into the following categories: data consolidators (including rating agencies), fund rating/ranking services and other data providers, service providers to the Fund and municipal securities brokers using the Investor Tools product which brings together buyers and sellers of municipal securities in the normal operation of the municipal securities markets.

The specific entities with whom the Fund has arrangements to provide portfolio holdings in advance of their release to the general public are:

o Bloomberg, Capital Access, CDA (Thomson Financial), Factset, Fidelity Advisors, Lipper Inc., Morningstar, Standard & Poor's, and Vestek, all of whom receive portfolio holdings information 15 days after the quarter end;

o Service providers to the Fund that receive portfolio holdings information from time to time in advance of general release in the course of performing or to enable them to perform services for the Fund, including: CUSTODIAN BANK: Bank of New York; INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM: PricewaterhouseCoopers LLP; OUTSIDE FUND LEGAL
    COUNSEL: Stradley Ronon Stevens & Young, LLP; INDEPENDENT DIRECTORS'/TRUSTEES' COUNSEL: Bleakley, Platt & Schmidt, LLP; PROXY VOTING SERVICES: Glass, Lewis & Co. and Institutional Shareholder Services; FINANCIAL PRINTERS: RR Donnelley & Sons Company or GCOM Solutions, Inc.

In all cases, eligible third parties are required to execute a non-disclosure agreement. Non-disclosure agreements include the following provisions:

o The recipient agrees to keep confidential any portfolio holdings information received.

o   The recipient agrees not to trade on the non-public information received.

o The recipient agrees to refresh its representation as to confidentiality and abstention from trading upon request from Franklin Templeton.

In no case does the Fund receive any compensation in connection with the arrangements to release portfolio holdings information to any of the above-described recipients of the information.

The Fund's portfolio holdings release policy has been initially reviewed and approved by the Fund's board of trustees and any material amendments shall also be reviewed and approved by the board. The investment adviser's compliance staff conducts periodic reviews of compliance with the policy and provides at least annually a report to the board of trustees regarding the operation of the policy and any material changes recommended as a result of such review. The investment adviser's compliance staff also will supply the board yearly with a list of exceptions granted to the policy, along with an explanation of the legitimate business purpose of the Fund that is served as a result of the exception.



OFFICERS AND TRUSTEES
-------------------------------------------------------------------------------


Institutional Fiduciary Trust (the Trust) has a board of trustees. Each trustee will serve until that person resigns and/or a successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of the Fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations.

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below.

INDEPENDENT BOARD MEMBERS
-------------------------

                                   NUMBER OF
                                   PORTFOLIOS
                                    IN FUND
                                    COMPLEX
NAME, YEAR                 LENGTH   OVERSEEN     OTHER
OF BIRTH AND               OF TIME   BY BOARD    DIRECTORSHIPS
ADDRESS        POSITION    SERVED    MEMBER*     HELD
-----------------------------------------------------------------

Harris J.     Trustee      Since     141       Director, Bar-S
Ashton (1932)              1985                Foods (meat
One Franklin                                   packing company).
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC
Holdings, Inc. (bank holding company) (until 2002); and
President, Chief Executive Officer and Chairman of the Board,
General Host Corporation (nursery and craft centers) (until
1998).
-----------------------------------------------------------------

Robert F.     Trustee      Since     56        None
Carlson                    1998
(1928)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of
Administration, California Public Employees Retirement Systems
(CALPERS); and FORMERLY, member and Chairman of the Board,
Sutter Community Hospitals; member, Corporate Board, Blue
Shield of California; and Chief Counsel, California Department
of Transportation.
-----------------------------------------------------------------

S. Joseph     Trustee      Since     142       None
Fortunato                  1989
(1932)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney,
Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
-----------------------------------------------------------------

Edith E.      Trustee      Since     134       Director,
Holiday                    June 2005           Amerada Hess
(1952)                                         Corporation
One Franklin                                   (exploration and
Parkway                                        refining of oil
San Mateo,                                     and gas), H.J.
CA 94403-1906                                  Heinz Company
                                               (processed foods
                                               and allied
                                               products), RTI
                                               International
                                               Metals, Inc.
                                               (manufacture and
                                               distribution of
                                               titanium),
                                               Canadian
                                               National Railway
                                               (railroad), and
                                               White Mountains
                                               Insurance Group,
                                               Ltd. (holding
                                               company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
-----------------------------------------------------------------

Frank W.T.    Trustee      Since     115       Director, The
LaHaye (1929)              1985                California
One Franklin                                   Center for Land
Parkway                                        Recycling
San Mateo,                                     (redevelopment).
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and
formerly, Chairman, Peregrine Venture Management Company
(venture capital).
-----------------------------------------------------------------

Gordon S.     Trustee      Since     141       Director, Martek
Macklin                    1992                Biosciences
(1928)                                         Corporation,
One Franklin                                   MedImmune, Inc.
Parkway                                        (biotechnology),
San Mateo,                                     and
CA 94403-1906                                  Overstock.com
                                               (Internet
                                               services); and
                                               FORMERLY,
                                               Director, MCI
                                               Communication
                                               Corporation
                                               (subsequently
                                               known as MCI
                                               WorldCom, Inc.
                                               and WorldCom,
                                               Inc.)
                                               (communications
                                               services)
                                               (1988-2002),
                                               White Mountains
                                               Insurance Group,
                                               Ltd. (holding
                                               company)
                                               (1987-2004) and
                                               Spacehab, Inc.
                                               (aerospace
                                               services)
                                               (1994-2003).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004); Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
-----------------------------------------------------------------

Frank A.      Trustee      Since     96        Director, White
Olson                      June 2005           Mountains
(1932)                                         Insurance Group,
One Franklin                                   Ltd. (holding
Parkway San                                    company),
Mateo, CA                                      Amerada Hess
94403-1906                                     Corporation
                                               (exploration and
                                               refining of oil
                                               and gas) and
                                               Sentient Jet
                                               (private jet
                                               service); and
                                               FORMERLY,
                                               Director, Becton
                                               Dickinson and
                                               Company (medical
                                               technology),
                                               Cooper
                                               Industries, Inc.
                                               (electrical
                                               products and
                                               tools and
                                               hardware),
                                               Health Net, Inc.
                                               (formerly,
                                               Foundation
                                               Health)
                                               (integrated
                                               managed care),
                                               The Hertz
                                               Corporation,
                                               Pacific
                                               Southwest
                                               Airlines, The
                                               RCA Corporation,
                                               Unicom
                                               (formerly,
                                               Commonwealth
                                               Edison) and UAL
                                               Corporation
                                               (airlines).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since
2000) (Chairman of the Board (1980-2000) and Chief Executive
Officer (1977-1999)); and FORMERLY, Chairman of the Board,
President and Chief Executive Officer, UAL Corporation
(airlines).
-----------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS
-------------------------------------

                                   NUMBER OF
                                   PORTFOLIOS
                                    IN FUND
                                    COMPLEX
NAME, YEAR                 LENGTH   OVERSEEN     OTHER
OF BIRTH AND               OF TIME   BY BOARD    DIRECTORSHIPS
ADDRESS        POSITION    SERVED    MEMBER*     HELD
-----------------------------------------------------------------

**Charles B.  Trustee and  Trustee   141       None
Johnson       Chairman of  since
(1933)        the Board    1985 and
One Franklin               Chairman
Parkway                    of the
San Mateo,                 Board
CA 94403-1906              since
                           1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in
Franklin Templeton Investments.
-----------------------------------------------------------------

**Rupert H.   Trustee,     Trustee   125       None
Johnson, Jr.  President    since
(1940)        and Chief    1985 and
One Franklin  Executive    President
Parkway       Officer -    and
San Mateo,    Investment   Chief
CA 94403-1906 Management   Executive
                           Officer
                           -Investment
                           Management
                           since
                           2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers,
Inc.; Senior Vice President, Franklin Advisory Services, LLC;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton
Investments.
-----------------------------------------------------------------

Harmon E.     Vice         Since     Not       Not Applicable
Burns (1945)  President    1986      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President,
Franklin Advisers, Inc.; and officer and/or director or
trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment
companies in Franklin Templeton Investments.
-----------------------------------------------------------------

James M.      Chief        Since     Not       Not Applicable
Davis         Compliance   2004      Applicable
(1952)        Officer
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 48 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Director of Compliance, Franklin
Resources, Inc. (1994-2001).
-----------------------------------------------------------------

Laura         Treasurer    Since     Not       Not Applicable
Fergerson                  2004      Applicable
(1962)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 32 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
-----------------------------------------------------------------

Jimmy D.      Senior Vice   Since    Not       Not Applicable
Gambill       President     2002     Applicable
(1947)        and Chief
500 East      Executive
Broward       Officer
Blvd.         -Finance and
Suite 2100    Administration
Fort
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice
President, Templeton Worldwide, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------

David P.      Vice         Since     Not       Not Applicable
Goss (1947)   President    2000      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
-----------------------------------------------------------------

Barbara J.    Vice         Since     Not       Not Applicable
Green (1947)  President    2000      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel,
LLC, and Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 48 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and
Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and
Exchange Commission (1986-1995); Attorney, Rogers & Wells
(until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
-----------------------------------------------------------------

Michael O.    Vice         Since     Not       Not Applicable
Magdol (1937) President -  2002      Applicable
600 Fifth     AML
Avenue        Compliance
Rockefeller
Center
New York, NY
10020-2302

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary
Trust Company International; Director, FTI Banque, Arch
Chemicals, Inc. and Lingnan Foundation; and officer and/or
director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment
companies in Franklin Templeton Investments.
-----------------------------------------------------------------

Murray L.     Vice         Since     Not       Not Applicable
Simpson       President    2000      Applicable
(1937)        and
One Franklin  Secretary
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin
Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of
48 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
-----------------------------------------------------------------

Galen G.      Chief        Since     Not       Not Applicable
Vetter (1951) Financial    2004      Applicable
500 East      Officer and
Broward       Chief
Blvd.         Accounting
Suite 2100    Officer
Fort
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC;
officer of 48 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey,
Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP
(1979-1987 and 1991-2004).
-----------------------------------------------------------------


*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's administrator and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.


The Trust pays noninterested board members $1,085 per quarter plus $275 per meeting attended. Noninterested board members also received a flat fee of $5,000 per year as a general retainer, a portion of which is allocated to the Fund. Board members who serve on the Audit Committee of the Trust and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Fund. Frank W.T. LaHaye who serves as chairman of the Audit Committee of the Trust and certain other funds in Franklin Templeton Investments receives an additional fee of $20,000 per year, a portion of which is allocated to the Fund. Members of a committee are not separately compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to noninterested board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested board members by the Trust and by Franklin Templeton Investments.



                                     TOTAL FEES     NUMBER OF BOARDS
                                    RECEIVED FROM    IN FRANKLIN
                      TOTAL FEES      FRANKLIN        TEMPLETON
                       RECEIVED       TEMPLETON      INVESTMENTS
                       FROM THE     INVESTMENTS/3      ON WHICH
NAME                   TRUST/2 ($)        ($)        EACH SERVES/4
------------------------------------------------------------------

Frank H. Abbott,         4,250          181,601             N/A
III/1
Harris J. Ashton         4,721          370,100             43
Robert F. Carlson        6,734          116,125             15
S. Joseph Fortunato      4,794          372,100             44
Edith E. Holiday             0          360,527             38
Frank W.T. LaHaye        5,039          183,598             27
Gordon S. Macklin        5,127          368,101             43
Frank A. Olson               0          147,250             26

1. Deceased June 30, 2005.
2. For the fiscal year ended June 30, 2005.
3. For the calendar year ended December 31, 2004.
4. We base the number of boards on the number of U.S. registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or portfolios within each investment company for which the board members are responsible.


Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings and are paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three-year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.


The board, with approval of all noninterested and interested board members, has adopted written procedures designed to deal with potential conflicts of interest that may arise from the Fund and the Money Market Portfolio having substantially the same boards. These procedures call for an annual review of the Fund's relationship with the Portfolio. If a conflict exists, the boards may take action, which may include the establishment of a new board. The board has determined that there are no conflicts of interest at the present time.

The following tables provide the dollar range of equity securities beneficially owned by the board members of the Trust on December 31, 2004.

INDEPENDENT BOARD MEMBERS
-------------------------

                                                  AGGREGATE DOLLAR
                                                  RANGE OF EQUITY
                                                 SECURITIES IN ALL
                                                 FUNDS OVERSEEN BY
                                                  THE BOARD MEMBER
                                                  IN THE FRANKLIN
                        DOLLAR RANGE OF EQUITY    TEMPLETON FUND
NAME OF BOARD MEMBER   SECURITIES IN THE FUND        COMPLEX
--------------------------------------------------------------------

Harris J. Ashton                  None             Over $100,000
Robert F. Carlson                 None             Over $100,000
S. Joseph Fortunato               None             Over $100,000
Edith E. Holiday                  None             Over $100,000
Frank W.T. LaHaye                 None             Over $100,000
Gordon S. Macklin                 None             Over $100,000
Frank A. Olson                    None             Over $100,000


INTERESTED BOARD MEMBERS
-------------------------
                                                  AGGREGATE DOLLAR
                                                  RANGE OF EQUITY
                                                 SECURITIES IN ALL
                                                 FUNDS OVERSEEN BY
                                                  THE BOARD MEMBER
                                                  IN THE FRANKLIN
                         DOLLAR RANGE OF EQUITY    TEMPLETON FUND
NAME OF BOARD MEMBER     SECURITIES IN THE FUND       COMPLEX
--------------------------------------------------------------------

Charles B. Johnson                None           Over $100,000
Rupert H. Johnson, Jr.            None           Over $100,000


BOARD COMMITTEES The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent registered public accounting firm (auditors), including evaluating their independence and meeting with such auditors to consider and review matters relating to the Trust's financial reports and internal controls. The Audit Committee is comprised of the following independent Trustees: Robert F. Carlson, Edith E. Holiday and Frank W.T. LaHaye. The Nominating Committee is comprised of the following independent trustees: Harris J. Ashton, Robert F. Carlson, S. Joseph Fortunato, Edith E. Holiday, Frank W.T. LaHaye, Gordon S. Macklin and Frank A. Olson.

The Nominating Committee is responsible for selecting candidates to serve as board members and recommending such candidates (a) for selection and nomination as independent board member by the incumbent independent board member and the full board; and (b) for selection and nomination as interested board members by the full board.

When the board has or expects to have a vacancy, the Nominating Committee receives and reviews information on individuals qualified to be recommended to the full board as nominees for election as board members, including any recommendations by "Qualifying Fund Shareholders" (as defined below). To date, the Nominating Committee has been able to identify, and expects to continue to be able to identify, from its own resources an ample number of qualified candidates. The Nominating Committee, however, will review recommendations from Qualifying Fund Shareholders to fill vacancies on the board if these recommendations are submitted in writing and addressed to the Nominating Committee at the Trust's offices at P.O. Box 997151, Sacramento, CA 95899-9983 and are presented with appropriate background material concerning the candidate that demonstrates his or her ability to serve as a board member, including as an independent board member, of the Trust. A Qualifying Fund Shareholder is a shareholder who (i) has continuously owned of record, or beneficially through a financial intermediary, shares of the Fund having a net asset value of not less than two hundred and fifty thousand dollars ($250,000) during the twenty-four month period prior to submitting the recommendation; and (ii) provides a written notice to the Nominating Committee containing the following information: (a) the name and address of the Qualifying Fund Shareholder making the recommendation; (b) the number of shares of the Fund which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (c) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (d) the name, age, date of birth, business address and residence address of the person or persons being recommended; (e) such other information regarding each person recommended by such Qualifying Fund Shareholder as would be required to be included in a proxy statement filed pursuant to the proxy rules of the SEC had the nominee been nominated by the board; (f) whether the shareholder making the recommendation believes the person recommended would or would not be an "interested person" of the Trust, as defined in the 1940 Act; and (g) the written consent of each person recommended to serve as a board member of the Trust if so nominated and elected/appointed.

The Nominating Committee may amend these procedures from time to time, including the procedures relating to the evaluation of nominees and the process for submitting recommendations to the Nominating Committee.

During the fiscal year ended June 30, 2005, the Audit Committee met four times; the Nominating Committee met four times.


MANAGEMENT AND OTHER SERVICES
-------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED The Money Market Portfolio's manager is Franklin Advisers, Inc. The manager is a wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the Portfolio to buy, hold or sell. The manager also selects the brokers who execute the Portfolio's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Portfolio, the manager and its officers, directors and employees are covered by fidelity insurance.


The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the Portfolio. Similarly, with respect to the Portfolio, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the Portfolio or other funds it manages. Because the manager is a subsidiary of a financial holding company (FHC) under the Gramm-Leach-Bliley Act of 1999, federal regulations applicable to FHCs may limit or restrict the Portfolio's ability to acquire or hold a position in a given security when it might otherwise be advantageous for the Portfolio to acquire or hold that security.


The Fund, the Portfolio, its manager and the Fund's principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Portfolio or that are currently held by the Portfolio, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Fund, the Portfolio, its manager and the Fund's principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the Securities and Exchange Commission (SEC).



MANAGEMENT FEES The Portfolio pays the manager a fee equal to an annual rate of 0.15 of 1% of the value of its average daily net assets.

The fee is computed at the close of business each day according to the terms of the management agreement.

For the last three fiscal years ended June 30, the Portfolio paid the following management fees:


              MANAGEMENT FEES PAID/1 ($)
-------------------------------------------
2005                  8,798,240
2004                  7,723,394
2003                  7,691,904

1. For the fiscal years ended June 30, 2005, 2004 and 2003, management fees, before any advance waiver, totaled $8,798,240, $7,933,008 and $7,877,475, respectively. Under an agreement by the manager to limit its fees, the Portfolio paid the management fees shown.


ADMINISTRATOR AND SERVICES PROVIDED Franklin Advisers, Inc. (Advisers) has an agreement with the Fund to provide various administrative, statistical and other services to the Fund.

ADMINISTRATION FEES The Fund pays Advisers a fee equal to an annual rate of 0.25% of the value of the Fund's average daily net assets.

During the last three fiscal years ended June 30, the Fund paid Advisers the following administration fees:

            ADMINISTRATION FEES PAID ($)/1
-------------------------------------------
2005                   231,796
2004                   103,950
2003                   337,024

1. For the fiscal years ended June 30, 2005, 2004 and 2003, administration fees, before any advance waiver, totaled $470,766, $512,122 and $502,441, respectively. Under an agreement by Advisers to limit its fees, the Fund paid the administration fees shown.

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin Templeton Investor Services, LLC (Investor Services) is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is located at 3344 Quality Drive, P.O. Box 2258, Rancho Cordova, CA 95741-2258. Please send all correspondence to Institutional Services, One Franklin Parkway, San Mateo, CA 94403-1906.

Investor Services receives a fee for servicing Fund shareholder accounts. The Fund also will reimburse Investor Services for certain out-of-pocket expenses necessarily incurred in servicing the shareholder accounts in accordance with the terms of its servicing contract with the Fund.

Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an Employer Sponsored Retirement Plan for which the institution, or its affiliate, provides participant level record keeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund for services provided in support of Beneficial Owners and NSCC networking system accounts.

CUSTODIAN Investor Services, as the transfer agent for The Money Market Portfolio, effectively acts as the Fund's custodian and holds the Fund's shares of the Portfolio on its books. Bank of New York, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of the Fund's cash, pending investment in Portfolio shares. Bank of New York also acts as custodian of the securities and other assets of the Portfolio.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111-4004, is the Fund's independent registered public accounting firm. The Independent Registered Public Accounting Firm audits the financial statements included in the Fund's Annual Report to Shareholders.


PORTFOLIO TRANSACTIONS
-------------------------------------------------------------------------------

The Fund will not incur any brokerage or other costs in connection with buying or selling shares of the Portfolio.


Since most purchases by the Portfolio are principal transactions at net prices, the Portfolio incurs little or no brokerage costs. The Portfolio deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid to the underwriter, and purchases from dealers will include a spread between the bid and ask price. The Portfolio seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.


It is not possible to place an accurate dollar value on the special execution or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs from many securities firms. The receipt of these products and services do not reduce the manager's research activities in providing investment advice to the Fund.

As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients.

If purchases or sales of securities of the Portfolio and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the accounts and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Portfolio is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Portfolio.


During the fiscal years ended June 30, 2005, 2004 and 2003, the Portfolio did not pay any brokerage commissions.

As of June 30, 2005, the Portfolio owned the following securities issued by its regular broker-dealers:

                                             AGGREGATE
                                             VALUE OF
                                             PORTFOLIO
                                           TRANSACTIONS
                                                ($)
----------------------------------------------------------
UBS Securities LLC                          225,001,000
Merrill Lynch & Co., Inc.                   224,919,000
Bank of America Securities, LLC             150,003,000
Barclays Capital Inc.                       150,000,000
Goldman, Sachs & Co.                        149,760,000
IMG US Funding Corp.                        149,607,000


Except as noted, neither the Fund nor the Portfolio owned any securities issued by their regular broker-dealers as of the end of the fiscal year.

DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------------------


DISTRIBUTIONS OF NET INVESTMENT INCOME The Fund receives taxable income generally in the form of interest on its investment in the Portfolio. The Fund may also earn taxable income from temporary investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends the Fund pays from this income will be taxable to you as ordinary income. A portion of the income dividends may also be designated as interest-related or short-term capital gain dividends that will not be subject to non-resident alien withholding for most non-U.S. investors. See the materials at the end of this section on "Distributions and Taxes" for more information on interest-related and short-term capital gain dividends.


The Portfolio earns taxable income from many sources, including interest on money market instruments, including U.S. government securities, commercial paper, short-term corporate obligations and repurchase agreements, and from ordinary income from the sale of market discount bonds.


DISTRIBUTIONS OF CAPITAL GAINS The Portfolio may realize short-term capital gains and losses in connection with sales of its portfolio securities. Distributions from the Portfolio's net short-term capital gains (if any) will be taxable to the Fund, and, in turn, to you as ordinary income. Because the Fund and the Portfolio are each money funds, the Fund does not anticipate realizing any long-term capital gains on its temporary investments, or to have any long-term capital gains distributed to it by the Portfolio.

INVESTMENTS IN FOREIGN SECURITIES The next two paragraphs describe tax considerations that are applicable to the Portfolio's investments in foreign securities that may be passed through to the Fund.

EFFECT OF FOREIGN WITHHOLDING TAXES. The Portfolio may be subject to foreign withholding taxes on income from certain foreign securities. These taxes could reduce the amount of income available for distribution by the Portfolio to the Fund, and in turn, by the Fund to you.

EFFECT OF FOREIGN DEBT INVESTMENTS. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Portfolio. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to the Fund as ordinary income, and any losses reduce the Portfolio's ordinary income otherwise available for distribution to the Fund. This treatment could increase or decrease the Portfolio's ordinary income distributions to the Fund, and, in turn, the Fund's ordinary income distributions to you.


INFORMATION ON THE TAX CHARACTER OF DIVIDENDS The Fund will inform you of the amount of your dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. Dividends declared in December but paid in January are taxable to you as if paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income it distributes to you. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:


o   98% of its taxable ordinary income earned during the calendar year,
o 98% of its capital gain net income earned during the twelve month period ending October 31; and
o   100% of any undistributed taxable ordinary income from the prior year.


The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.


SALES OF FUND SHARES Sales and exchanges of Fund shares are taxable transactions for federal and state income tax purposes.

NON-U.S. INVESTORS Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

INTEREST-RELATED AND SHORT-TERM CAPITAL GAIN DIVIDENDS. The United States imposes a flat 30% withholding tax (or a tax at a lower treaty rate) on ordinary dividend income paid by the Fund to non-U.S. investors. The American Jobs Creation Act of 2004 (2004 Tax Act) generally exempts from U.S. withholding tax dividends of U.S. source interest income and net short-term capital gains to the same extent that such income and gains would be exempt if earned directly by the non-U.S. investor. Ordinary dividends paid to non-U.S. investors on the income earned on portfolio investments in debt obligations of foreign issuers continue to be subject to U.S. withholding tax.

Interest-related dividends paid by the Portfolio to the Fund, and, in turn, by the Fund to you, from qualified net interest income generally are not subject to U.S. tax. The aggregate amount the Portfolio may designate as an interest-related dividend is limited to the Portfolio's qualified net interest income, which equals its qualified interest income less allocable expenses. "Qualified interest income" includes, in general, the sum of the Portfolio's U.S. source: 1) bank deposit interest, 2) short-term original issue discount (OID), and 3) interest (including OID, market or acquisition discount) on an obligation in registered form (unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10% shareholder or partner). The Fund's qualified interest income includes any income from these categories that it earns on its temporary investments and any interest-related dividend passed through to it from the Portfolio.

On any payment date, the amount of an ordinary dividend that is designated by the Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of both the Portfolio's and the Fund's qualified interest income for each of their fiscal years, which can only be determined with exactness at fiscal year end. In addition, both the Portfolio and the Fund reserve the right not to designate interest-related dividends where the amount designated would be de minimis on a per share basis. As a consequence, the Fund may overwithhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor's only recourse may be either to forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

The 2004 Tax Act further generally exempts from U.S. withholding tax ordinary dividends paid by the Fund from net short-term capital gains (short-term capital gain dividends). These short-term capital gain dividends are exempt from a U.S. withholding tax unless you are a non-resident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the taxable year in which you receive the distributions, in which case such distributions are subject to a 30% (or lower treaty rate) U.S. withholding tax.

In addition, any dividends and distributions, including any interest-related dividends and short-term capital gain dividends, and any proceeds from the sale of a non-U.S. investor's shares will be subject to backup withholding at a rate of 28% if the investor fails to properly certify that they are not a U.S. person. See the discussion below for "Backup withholding." Any Fund dividends and distributions that are effectively connected with the conduct of a U.S. trade or business by a non-U.S. investor are also taxable in the U.S. on a net basis, and may require the investor to file a U.S. income tax return.

These interest-related and short-term capital gain dividend withholding tax exemptions are effective for dividends paid with respect to income earned by the Fund in its fiscal years beginning on July 1, 2005 and ending on June 30, 2008.

U.S. ESTATE TAX. The 2004 Tax Act also provides a partial exemption from U.S. estate tax for shares in the Fund held by an estate of a non-resident decedent. The amount treated as exempt is based on the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent's death that are treated as property generating qualified interest income or constitute other property not within the United States. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008.

SUNSETTING OF PROVISIONS. The provisions dealing with interest-related dividends and short-term capital gain dividends that were adopted in the 2004 Tax Act are scheduled to sunset at the end of taxable years beginning in 2007, unless extended or made permanent before the sunset provisions become effective. If these rules do sunset, non-U.S. investors will again be subject to non-resident withholding taxes on any ordinary dividends that they receive.

The provisions dealing with a partial exemption from U.S. estate tax that were contained in the 2004 Tax Act are scheduled to sunset on December 31, 2007, unless extended or made permanent before this date.

BACKUP WITHHOLDING By law, the Fund must withhold a portion of your taxable dividends and sales proceeds unless you:


o   provide your correct social security or taxpayer identification number,
o   certify that this number is correct,
o   certify that you are not subject to backup withholding, and
o   certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so.
When withholding is required, the amount will be 28% of any dividends or proceeds paid.


Non-U.S. investors have special U.S. tax certification requirements to avoid backup withholding, and if applicable, to obtain the benefit of any income tax treaty between the non-U.S. investor's country of residence and the United States. To claim these tax benefits, the non-U.S. investor must provide a properly completed Form W-8BEN (or other Form W-8, where applicable, or their substitute forms) to establish his or her status as a non-U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN provided without a U.S. taxpayer identification number remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year. However, non-U.S. investors must advise the Fund of any changes of circumstances that would render the information given on the form incorrect, and must then provide a new W-8BEN to avoid the prospective application of backup withholding. Forms W-8BEN with U.S. taxpayer identification numbers remain valid indefinitely, or until the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification.


DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS Because the Portfolio's income is derived primarily from interest rather than dividends, generally NONE of its distributions to the Fund will be eligible for the corporate dividends-received deduction. Likewise, generally NONE of the Fund's dividends to you will be eligible for this deduction.

QUALIFIED DIVIDEND INCOME FOR INDIVIDUALS For the same reason, NONE of the Fund's distributions to you are expected to be qualified dividends eligible for federal taxation at long-term capital gain rates.


U.S. GOVERNMENT SECURITIES States generally grant tax-free status to mutual fund dividends paid to you from interest earned on certain U.S. government securities. The Fund, however, does not anticipate that any of its distributions will be exempt from state and local taxes because the Fund invests in U.S. government securities only indirectly by investing in the Portfolio.

INVESTMENT IN COMPLEX SECURITIES The Portfolio may invest in securities issued or purchased at a discount that may require it to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, the Portfolio may be required to sell securities that it otherwise might have continued to hold. These rules could affect the amount, timing and tax character of income distributed to the Fund by the Portfolio, and, in turn, by the Fund to you.

OTHER TAX INFORMATION The tax information contained in this disclosure is not written for use, and cannot be used, by the investor for the purpose of avoiding any penalties that may be imposed by the Internal Revenue Service. It is not intended as tax advice and does not purport to deal with the federal tax consequences applicable to all categories of investors and all federal or state tax consequences, some of which may be subject to special rules. You should consult with your own tax advisor about the impact of your particular circumstances on the tax consequences of your investment or potential investment in the Fund.



ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
-------------------------------------------------------------------------------

The Fund is a diversified series of Institutional Fiduciary Trust (the Trust), an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust on January 15, 1985, and is registered with the SEC.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

Certain Franklin Templeton funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Please note that for selling or exchanging your shares, or for other purposes, the Fund's shares are considered Class A shares.

The Trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.


As of August 2, 2005, the principal shareholder of the Fund, beneficial or of record, was:

NAME AND ADDRESS                                      PERCENTAGE (%)
---------------------------------------------------------------------
Franklin Templeton Bank & Trust TTEE for Defined          15.97
Contribution Services
Franklin Templeton Profit Sharing 401(k) Plan
P.O. Box 2438
Rancho Cordova, CA  95741-2438


Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and trustees of the Trust, serve on the administrative committee of the Franklin Templeton Profit Sharing 401(k) Plan, which owns shares of the Fund. In that capacity they participate in the voting of such shares. Charles B. Johnson and Rupert H. Johnson, Jr. disclaim beneficial ownership of any share of the Fund owned by the Franklin Templeton Profit Sharing 401(k) Plan.

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.


As of August 2, 2005, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Fund. The board members may own shares in other funds in Franklin Templeton Investments.


BUYING AND SELLING SHARES
-------------------------------------------------------------------------------

The Fund continuously offers its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Fund may be required by state law to register as securities dealers. If you buy or sell shares through your securities dealer, you may be charged a transaction processing fee by your securities dealer. Your securities dealer will provide you with specific information about any transaction processing fees you will be charged.

For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All wires sent and received by the custodian bank and reported by the custodian bank to the Fund prior to 3:00 p.m. Pacific Time, except on holidays, the day before a holiday or the day after a holiday, are normally effective on the same day, provided the Fund is notified on time as provided in the prospectus. All wire payments received or reported by the custodian bank to the Fund after 3:00 p.m. will be effective on the next business day. All checks or other negotiable bank drafts will normally be effective within two business days for checks drawn on a member bank of the Federal Reserve System and longer for most other checks. All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars and drawn on a U.S. bank, and are accepted subject to collection at full face value. Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin to accrue until the proceeds are collected, which may take a long period of time. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

The offering of Fund shares may be suspended at any time and resumed at any time thereafter.

DEALER COMPENSATION Distributors and/or its affiliates may make the following additional payments out of its own assets to securities dealers that sell shares of Franklin Templeton funds:

MARKETING SUPPORT PAYMENTS. Distributors may make payments to certain dealers who are holders or dealers of record for accounts in one or more of the Franklin Templeton funds. A dealer's marketing support services may include business planning assistance, advertising, educating dealer personnel about the Franklin Templeton funds and shareholder financial planning needs, placement on the dealer's list of offered funds, and access to sales meetings, sales representatives and management representatives of the dealer. Distributors compensates dealers differently depending upon, among other factors, sales and assets levels, redemption rates and the level and/or type of marketing and educational activities provided by the dealer.


Except as described below, in the case of any one dealer, marketing support payments will not exceed the sum of 0.10% of that dealer's current year's total sales of Franklin Templeton mutual funds, and 0.05% (or 0.03%) of the total assets, respectively, of equity or fixed income funds attributable to that dealer, on an annual basis. Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, may exceed this limitation.


TRANSACTION SUPPORT PAYMENTS. The types of payments that Distributors may make under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a dealer or one time payments for ancillary services such as setting up funds on a dealer's mutual fund trading system.

OTHER PAYMENTS. From time to time, Distributors, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the Fund. Such compensation may include financial assistance to dealers that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. These payments may vary depending upon the nature of the event.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD. Distributors makes payments for events it deems appropriate, subject to Distributors guidelines and applicable law.

You can ask your dealer for information about any payments it receives from Distributors and any services provided.

EXCHANGE PRIVILEGE If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions.

The proceeds from the sale of shares of an investment company generally are not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

REDEMPTIONS IN KIND The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash.

SHARE CERTIFICATES We will credit your shares to your Fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.

All purchases of Fund shares will be credited to you, in full and fractional Fund shares (rounded to the nearest 1/100 of a share), in an account maintained for you by the Fund's transfer agent. No share certificates will be issued.

GENERAL INFORMATION If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The Fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.

Investor Services may charge you separate fees, negotiated directly with you, for providing special services in connection with your account. Fees for special services will not increase the Fund's expenses.

In the event of disputes involving conflicting claims of ownership or authority to control your shares, the Fund has the right (but has no obligation) to: (i) restrict the shares and require the written agreement of all persons deemed by the Fund to have a potential interest in the shares before executing instructions regarding the shares; or (ii) interplead disputed shares or the proceeds from the court-ordered sale thereof with a court of competent jurisdiction.

Should the Fund be required to defend against joint or multiple shareholders in any action relating to an ownership dispute, you expressly grant the Fund the right to obtain reimbursement for costs and expenses including, but not limited to, attorneys' fees and court costs, by unilaterally redeeming shares from your account.

The Fund may be required (i) pursuant to a validly issued levy, to turn your shares over to a levying officer who may, in turn, sell your shares at a public sale; or (ii) pursuant to a final order of forfeiture to sell your shares and remit the proceeds to the U.S. or state government as directed.

PRICING SHARES
-------------------------------------------------------------------------------



The valuation of The Money Market Portfolio's portfolio securities, including any securities set aside on the Portfolio's books for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio computed as described above may tend to be higher than a like computation made by a fund with identical investments but using a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from an investment in a fund using only market values, and existing investors in the Portfolio would receive less investment income. The opposite would be true in a period of rising interest rates. The Portfolio's use of amortized cost, which helps the Portfolio maintain a $1 share price, is permitted by a rule adopted by the SEC.

The board has established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the Portfolio's holdings by the board, at such intervals as it may deem appropriate, to determine if the Portfolio's net asset value calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the board. If a deviation exceeds 1/2 of 1%, the board will promptly consider what action, if any, will be initiated. If the board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations.

THE UNDERWRITER
-------------------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the Fund's shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


Distributors received no compensation in connection with redemptions or repurchases of the Fund's shares for the last three fiscal years ended June 30, 2005.


Distributors may be entitled to payments from the Fund under the Rule 12b-1 plan, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.

DISTRIBUTION AND SERVICE (12B-1) FEES The board has adopted a plan pursuant to Rule 12b-1. The plan is designed to benefit the Fund and its shareholders. The plan is expected to, among other things, increase advertising of the Fund, encourage sales of the Fund and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because Advisers has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under the plan, the Fund pays Distributors or others for the expenses of activities that are primarily intended to sell shares of the Fund. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); the expenses of printing prospectuses and reports used for sales purposes, and of preparing and distributing sales literature and advertisements; and a prorated portion of Distributors' overhead expenses related to these activities. Together, these expenses, including the service fees, are "eligible expenses."

The Fund may pay up to 0.25% per year of the Fund's average daily net assets.

The plan is a reimbursement plan. It allows the Fund to reimburse
Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plan. Any unreimbursed expenses from one year may not be carried over to or reimbursed in later years.


For the fiscal year ended June 30, 2005, the amounts paid by the Fund pursuant to the plan were:

                                      ($)
----------------------------------------------
Advertising                        61,956
Printing and mailing
 prospectuses                         950
 other than to current
 shareholders
Payments to underwriters                -
Payments to broker-dealers        382,711
Other                              25,224
                                  ------------
Total                             470,851
                                  ============



In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the Fund, Advisers or Distributors or other parties on behalf of the Fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the Investment Company Act of 1940, as amended, then such payments shall be deemed to have been made pursuant to the plan.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the plan because of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banks, however, are allowed to receive fees under the plan for administrative servicing or for agency transactions.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plan should be continued.

The plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of the plan also are consistent with Rule 12b-1.

PERFORMANCE
-------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return, current yield and effective yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. Performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees.


The average annual total returns for the indicated periods ended June 30, 2005, were:

1 YEAR (%)     5 YEARS (%)   10 YEARS (%)
-------------------------------------------
  1.36           1.87          3.45


The following SEC formula was used to calculate these figures:

      n
P(1+T)  = ERV

where:

P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period


CURRENT YIELD Current yield shows the income per share earned by the Fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account with a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by 365/7. The current yield for the seven day period ended June 30, 2005, was 2.31%.

EFFECTIVE YIELD The Fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven day period reflects the results of compounding. The effective yield for the seven day period ended June 30, 2005, was 2.34%.


The following SEC formula was used to calculate this figure:
                                           365/7
Effective yield = [(Base period return + 1)     ] - 1

OTHER PERFORMANCE QUOTATIONS The Fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to Franklin Templeton Investments. Resources is the parent company of the advisors and underwriter of Franklin Templeton funds.


MISCELLANEOUS INFORMATION
-------------------------------------------------------------------------------

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Savings Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Savings Planner leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.


The Fund is a member of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services over 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has over $438 billion in assets under management for more than 6 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 105 U.S. based open-end investment companies to the public. The Fund may identify itself by its Nasdaq symbol or CUSIP number.


Currently, there are more mutual funds than there are stocks listed on the NYSE. While many of them have similar investment goals, no two are exactly alike. Shares of the Fund are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

DESCRIPTION OF RATINGS
-------------------------------------------------------------------------------

CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE (MOODY'S)

INVESTMENT GRADE


Aaa: Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Bonds rated Aa are judged to be high quality and are subject to very low credit risk.

A: Bonds rated A are considered upper medium-grade obligations and are subject to low credit risk.

Baa: Bonds rated Baa are subject to moderate credit risk and are considered medium-grade obligations. As such they may have certain speculative characteristics.

BELOW INVESTMENT GRADE

Ba: Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Bonds rated B are considered speculative and are subject to high credit risk.

Caa: Bonds rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Bonds rated Ca are considered highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Bonds rated C are the lowest rated class of bonds and are typically in default. They have little prospects for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking in the lower end of that generic rating category.


STANDARD & POOR'S RATINGS GROUP (S&P(R))


The issue rating definitions are expressions in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.


INVESTMENT GRADE


AAA: This is the highest rating assigned by S&P to a debt obligation. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Obligations rated AA differ from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Obligations rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher ratings categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Obligations rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BELOW INVESTMENT GRADE

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of the adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. The C rating is also assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is still making payments.

D: Obligations rated D are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


r: This symbol is attached to the ratings of instruments with significant noncredit risks and highlights risks to principal or volatility of expected returns that are not addressed in the credit rating.

SHORT -TERM DEBT RATINGS


MOODY'S


Moody's short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs and to individual short-term debt instruments. These obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted. Moody's employs the following designations to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Issuers (or supporting institutions) so rated have a superior ability to repay short-term debt obligations.

P-2 (Prime-2): Issuers (or supporting institutions) so rated have a strong ability to repay short-term debt obligations.

P-3 (Prime-3): Issuers (or supporting institutions) so rated have an acceptable ability to repay short-term debt obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.


S&P


S&P's ratings are a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days -- including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1: This designation indicates that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: Issues carrying this designation are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations carrying the higher designations. However, the obligor's capacity to meet its financial commitments on the obligation is satisfactory.

A-3: Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Issues carrying this designation are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Issues carrying this designation are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: Issues carrying this designation are in payment default. The D rating category is used when payments on an obligation are not made on the due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.







INSTITUTIONAL FIDUCIARY TRUST

Franklin Structured Large Cap Core Equity Fund
Franklin Structured Large Cap Growth Equity Fund


STATEMENT OF ADDITIONAL INFORMATION
NOVEMBER 1, 2005


[Insert Franklin Templeton Institutional logo]

ONE FRANKLIN PARKWAY, SAN MATEO,  CA 94403-1906 1-800/321-8563


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds' prospectus. The Funds' prospectus, dated November 1, 2005, which we may amend from time to time, contains the basic information you should know before investing in a Fund. You should read this SAI together with the Funds' prospectus.

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Funds' Annual Report to Shareholders, for the fiscal year ended June 30, 2005, are incorporated by reference (are legally a part of this SAI).


For a free copy of the current prospectus or annual report, contact your investment representative or call 1-800/321-8563.

CONTENTS


Goals, Strategies and Risks
Officers and Trustees
Fair Valuation and Liquidity
Proxy Voting Policies and Procedures
Management and Other Services
Portfolio Transactions
Distributions and Taxes
Organization, Voting Rights
 and Principal Holders
Buying and Selling Shares
The Underwriter
Performance
Miscellaneous Information
Description of Ratings


-------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION,
  THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S.
  GOVERNMENT;

o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
  BY, ANY BANK;

o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
  PRINCIPAL.
--------------------------------------------------------------------


                                                    IFT-2 SAI 11/05


GOALS, STRATEGIES AND RISKS
-------------------------------------------------------------------

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when a Fund makes an investment. In most cases, a Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security a Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.

Each Fund has adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed by the board of trustees without the approval of shareholders.

FUNDAMENTAL INVESTMENT POLICIES

Each Fund's principal investment goal is long-term capital appreciation.

Each Fund may not:

1. Borrow money, except that the Fund may borrow money from banks or affiliated investment companies to the extent permitted by the Investment Company Act of 1940, as amended, (1940 Act), or any exemptions therefrom which may be granted by the Securities and Exchange Commission (SEC), or for temporary or emergency purposes and then in an amount not exceeding 33 1/3% of the value of the Fund's total assets (including the amount borrowed).

2. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment goal and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

4. Purchase or sell real estate and commodities, except that the Fund may buy or sell securities of real estate investment trusts and may enter into financial futures contracts, options thereon, and forward contracts.

5. Issue securities senior to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts or repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof.

6. Concentrate (invest more than 25% of its total assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

7. Buy the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of such Fund's total assets may be invested without regard to such 5% and 10% limitations.

NON-FUNDAMENTAL INVESTMENT POLICIES

1. Each Fund may also seek current income incidental to long-term capital appreciation.

2. Each Fund currently intends to limit its investments in foreign securities to 5% of its total assets but may, in the future, invest up to 25% of its total assets in foreign securities.



INVESTMENTS, TECHNIQUES, STRATEGIES AND THEIR RISKS

Certain words or phrases may be used in descriptions of fund investment policies and strategies to give investors a general sense of the Fund's levels of investment. They are broadly identified with, but not limited to, the following percentages of fund total assets:


      "small portion"     less than 10%
      "portion"           10% to 25%
      "significant"       25% to 50%
      "substantial"       50% to 66%
      "primary"           66% to 80%
      "predominant"       80% or more


If a Fund intends to limit particular investments or strategies to no more than specific percentages of Fund assets, the prospectus or SAI will clearly identify such limitations. The percentages above are not limitations unless specifically stated as such in the Fund's prospectus or elsewhere in this SAI.

The value of your shares will increase as the value of the securities owned by a Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by a Fund. In addition to the factors that affect the value of any particular security that a Fund owns, the value of the Fund's shares may also change with movements in the stock and bond markets as a whole.


BIOTECHNOLOGY COMPANIES The biotechnology industry is subject to extensive government regulation. The industry will be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning healthcare reform and changes to the U.S. Food and Drug Administration's (FDA) approval process. If such legislation is passed it may affect the biotechnology industry. As these factors impact the biotechnology industry, the value of your shares may fluctuate significantly over relatively short periods of time.

Because the biotechnology industry is relatively new, investors may be quick to react to developments that affect the industry. In the past, biotechnology securities have exhibited considerable volatility in reaction to research and other developments. In comparison to more developed industries, there may be a thin trading market in biotechnology securities, and adverse developments in the biotechnology industry may be more likely to result in decreases in the value of biotechnology stocks.

Biotechnology companies are often small, start-up ventures whose products are only in the research stage. Only a limited number of biotechnology companies have reached the point of approval of products by the FDA and subsequent commercial production and distribution of such products. Therefore, the success of investments in the biotechnology industry is often based upon speculation and expectations about future products, research progress, and new product filings with regulatory authorities. Such investments are speculative and may drop sharply in value in response to regulatory or research setbacks.

CONVERTIBLE SECURITIES Although each Fund may invest in convertible securities without limit, the Funds currently intend to limit these investments to no more than 5% of net assets.

A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.


A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but may be subordinate to other types of fixed-income securities issued by that company. A convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security. However, if the convertible security is redeemable and the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock.

If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank. The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer.

While each Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments.


ENHANCED CONVERTIBLE SECURITIES. In addition to "plain vanilla" convertibles, a number of different structures have been created to fit the characteristics of specific investors and issuers. Examples of these enhanced characteristics for investors include yield enhancement, increased equity exposure or enhanced downside protection. From an issuer's perspective, enhanced structures are designed to meet balance sheet criteria, interest/dividend payment deductibility and reduced equity dilution. The following are descriptions of common structures of enhanced convertible securities.


Mandatory convertible securities are considered the most equity-like of convertible securities. At maturity these securities are mandatorily convertible into common stock offering investors some form of yield enhancement in return for some of the upside potential in the form of a conversion premium. Typical characteristics of mandatories include: issued as preferred stock, convertible at premium, pay fixed quarterly dividends (typically higher than common stock dividends), and are non-callable for the life of the security (usually three to five years). An important feature of mandatories is that the number of shares received at maturity is determined by the difference between the price of the common stock at maturity and the price of the common stock at issuance. Mandatory convertible securities come in many forms. One increasingly popular structure due to favorable tax treatment is a trust that holds a combination of a debt instrument that pays a fixed quarterly premium with a forward contract that ensures delivery of the equity security at maturity. In some cases, these trusts are registered as closed end investment companies although they are not actively managed and do not charge any management fees (any expenses are prepaid by the issuer).

Convertible trust preferred securities are, from an investor's viewpoint, essentially convertible preferred securities, i.e., they are issued as preferred stock convertible into common stock at a premium and pay quarterly dividends. Through this structure the company establishes a wholly owned special purpose vehicle whose sole purpose is to issue convertible preferred stock. The offering proceeds pass through to the company, which issues the special purpose vehicle a convertible subordinated debenture with identical terms to the convertible preferred issued to investors. Benefits to the issuer include increased equity credit from rating agencies and the deduction of coupon payments for tax purposes.

Exchangeable securities are often used by a company divesting a holding in another company. The primary difference between exchangeables and standard convertible structures is that the issuer of an exchangeable is different from the issuer of the underlying shares.


Zero-coupon and deep-discount convertible bonds include the following characteristics: no or low coupon payments, imbedded put options allowing the investor to put them on select dates prior to maturity, call protection (usually three to five years), and lower than normal conversion premiums at issuance. A benefit to the issuer is that while no cash interest is actually paid, the accrued interest may be deducted for tax purposes. Because of their put options, these bonds tend to be less sensitive to changes in interest rates than either long maturity bonds or preferred stocks. The put options also provide enhanced downside protection while retaining the equity participation characteristics of traditional convertible bonds.


An investment in an enhanced convertible security or any other security may involve additional risks. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. The Fund, however, intends to acquire liquid securities, though there can be no assurances that this will be achieved.


DEPOSITARY RECEIPTS Many securities of foreign issuers are represented by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts
(EDRs) (collectively, depositary receipts). ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S.

Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risk associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, a Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on Nasdaq. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. EDRs and GDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Depositary receipts may be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Depositary receipts reduce but do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that a Fund acquires depositary receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the depositary receipt to issue and service such depositary receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner.

DERIVATIVE SECURITIES Options, futures, and options on futures are considered "derivative securities." A stock option is a contract that provides the holder the right to buy (for a call option) or sell (for a put option) shares of the stock at a fixed price, within a specified period of time. An option on a stock index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. A futures contract is an obligation to buy or sell a specified security or currency at a set price on a specified future date. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period.

Each Fund may buy and sell options on securities and securities indices. The Funds may only buy options if the premiums paid for such options total 5% or less of net assets.

Each Fund may buy and sell futures contracts for securities and currencies. Each Fund may also buy and sell securities index futures and options on securities index futures. Each Fund may invest in futures contracts only to hedge against changes in the value of its securities or those it intends to buy. The Funds will not enter into a futures contract if the amounts paid for open contracts, including required initial deposits, would exceed 5% of net assets. Overall, each Fund's net exposure to derivatives will be limited to less than 5% of its assets.

Each Fund may take advantage of opportunities in the area of options, futures, and options on futures and any other derivative investments that are not presently contemplated for use by the Funds or that are not currently available but which may be developed, to the extent such opportunities are consistent with the Funds' investment goals and legally permissible for the Funds.

The Funds' transactions in options, futures, and options on futures involve certain risks. These risks include, among others, the risk that the effectiveness of a hedging transaction depends on the degree that price movements in the underlying securities, index, or currency correlate with price movements in the relevant portion of the Fund's portfolio. The Fund bears the risk that the prices of its portfolio securities will not move in the same amount as the option or future it has purchased, or that there may be a negative correlation that would result in a loss on both the underlying securities and the derivative security.

In addition, adverse market movements could cause a Fund to lose up to its full investment in an option contract and/or to experience substantial losses on an investment in a futures contract. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option.

Positions in exchange traded options and futures may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option or futures contract or related option at any specific time. Thus, it may not be possible to close an option or futures position. The inability to close options or futures positions may have an adverse impact on a Fund's ability to effectively hedge its securities. Furthermore, if the Fund is unable to close out a position and if prices move adversely, the Fund will have to continue to make daily cash payments to maintain its required margin. If a Fund does not have sufficient cash to do this, it may have to sell portfolio securities at a disadvantageous time. The Funds will enter into an option or futures position only if there appears to be a liquid secondary market for the options or futures.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or by entering into a closing sale transaction with the dealer that issued it. When a Fund writes an OTC option, it generally can close out that option before its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it.

OPTIONS. Each Fund may buy or write (sell) put and call options on securities listed on a national securities exchange and in the over-the-counter (OTC) market. All options written by the Funds will be covered. The Funds may also buy or write put and call options on securities indices.

A call option written by the Fund is covered if the Fund (a) owns the underlying security that is subject to the call; (b) has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held in its portfolio; or (c) has cash and/or liquid assets with a value determined on a daily basis equal to the Fund's obligation under the call option and such cash or liquid assets are segregated by appropriate notation on the books of the Fund or its custodian. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the difference, marked-to-market daily, is held in cash or liquid assets that are segregated by appropriate notation on the books of the Fund or its custodian.

A put option written by the Fund is covered if the Fund segregates cash or liquid assets with a value equal, marked-to-market daily, to the amount by which the market value of the underlying securities is less than their value at the exercise price of the written put by appropriate notation on the books of the Fund or its custodian. A put is also covered if the Fund holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The amount segregated must be unencumbered by any other obligation or claim than the obligation that is being covered. The manager and the Funds believe that option obligations that are covered, either by an offsetting asset or right (acquiring the stock subject to the option or purchasing an offsetting option position), or by the Funds' segregated assets procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to a Fund's borrowing restrictions.

The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.

If the writer of an option wants to terminate its obligation, the writer may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the holder of an option may liquidate its position by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction may be made at the time desired by the Fund.

Effecting a closing transaction in the case of a written call option allows the Fund to write another call option on the underlying security with a different exercise price, expiration date or both. In the case of a written put option, a closing transaction allows the Fund to write another covered put option. Effecting a closing transaction also allows the cash or proceeds from the sale of any securities subject to the option to be used for other Fund investments. If the Fund wants to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

The Fund will realize a profit from a closing transaction if the value of the transaction (taking into account transaction costs) is less than the premium received from writing the option or is more than the premium paid to buy the option. Likewise, the Fund will realize a loss from a closing transaction if the value of the transaction (taking into account transaction costs) is more than the premium received from writing the option or is less than the premium paid to buy the option. Increases in the market price of a call option will generally reflect increases in the market price of the underlying security. As a result, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

The writing of covered put options involves certain risks. For example, if the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. The Fund's return will be the premium received from the put option minus the amount by which the market value of the security is below the value at the exercise price.

A Fund may buy call options on securities it intends to buy in order to limit the risk of a substantial increase in the market price of the security before the purchase is effected. A Fund may also buy call options on securities held in its portfolio and on which it has written call options. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus any related transaction costs.

A Fund may buy put options on securities in an attempt to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option. The ability to buy put options allows the Fund to protect the unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, the Fund continues to receive interest or dividend income on the security. The Fund may sell a put option it has previously purchased prior to the sale of the security underlying the option. The sale of the option will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid for the put option. Any gain or loss may be wholly or partially offset by a change in the value of the underlying security that the Fund must buy or has the right to sell, under the put option.

A Fund may write covered put and call options and buy put and call options that trade in the OTC market to the same extent that it may engage in exchange traded options. Like exchange traded options, OTC options give the holder the right to buy, in the case of OTC call options, or sell, in the case of OTC put options, an underlying security from or to the writer at a stated exercise price. However, OTC options differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done based on information from market makers. OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange traded options, and the writer of an OTC option is paid the premium in advance by the dealer.

Call and put options on stock indices are similar to options on securities except, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater than (or less than, in the case of a put) the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

When a Fund writes an option on a stock index, the Fund will segregate, by appropriate notation on the books of the Fund or its custodian, cash or liquid assets in an amount at least equal to the value, marked-to-market daily, of any obligation of the Fund under the option based on the difference between the market value of, and the value based on the exercise price of, the underlying stock index. The Fund will maintain the segregated assets while the option is open or will otherwise cover the transaction by an offsetting option position.

FINANCIAL FUTURES. The Funds may enter into contracts for the purchase or sale of futures contracts based upon financial indices (financial futures). Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of the cash value of a securities index during a specified future period at a specified price. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver such cash value called for by the contract on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to take delivery of the cash value called for by the contract at a specified date. The purpose of the acquisition or sale of a futures contract is to attempt to protect the Fund from fluctuations in price of portfolio securities without actually buying or selling the underlying security. Futures contracts have been designed by exchanges designated "contracts markets" by the Commodity Futures Trading Commission (CFTC) and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market.

The Funds will not engage in transactions in futures contracts or related options for speculation, but only as a hedge against changes resulting from market conditions in the values of their securities or securities that they intend to buy and, to the extent consistent therewith, to accommodate cash flows. The Funds will not enter into any stock index or financial futures contract or related option if, immediately thereafter, more than one third of total assets would be represented by futures contracts or related options. In addition, the Funds may not buy or sell futures contracts or buy or sell related options if, immediately thereafter, the sum of the amount of initial deposits on existing financial futures and premiums paid on options on financial futures contracts would exceed 5% of total assets (taken at current value).

To the extent a Fund enters into a futures contract or related call option, it will segregate assets on the books of the Fund or its custodian, to the extent required by the rules of the SEC, to cover its obligations with respect to such contract which will consist of cash, cash equivalents or liquid assets from its portfolio in an amount equal to the market value, marked-to-market daily, of such futures contract or its obligations under a related option. The amount a Fund segregates on the books of the Fund or of the Fund's custodian to cover the Fund's obligations with respect to the Fund's investment in a futures contract will be reduced, as permitted by the federal securities laws, by the amount of initial and variation margin held, during the term of the futures contract, by the futures commission merchant (FCM) that handles the futures contract. The amount of initial and variation margin required by the FCM is based on the requirements of the contract market on which the futures contract is traded and of the FCM. The variation margin is marked-to-market each day and the Fund will be required to add to, or will receive a return of, amounts held as variation margin by the FCM based on decreases or increases, respectively, in the value of the futures contract for the Fund. The amount segregated must be unencumbered by any other obligation or claim than the obligation that is being covered. The manager and the Funds believe that futures obligations that are covered, either by an offsetting asset or right, or by a Fund's segregated assets procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to a Fund's borrowing restrictions.

STOCK INDEX FUTURES. The Funds may buy and sell stock index futures contracts. A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of their equity securities that might otherwise result. When a Fund is not fully invested in stocks and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of common stocks that it intends to buy.

OPTIONS ON STOCK INDEX FUTURES. The Funds may buy and sell call and put options on stock index futures to hedge against risks of market price movements. The need to hedge against these risks will depend on the extent of diversification of the Fund's common stock portfolio and the sensitivity of such investments to factors influencing the stock market as a whole.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day before the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

FUTURES CONTRACTS FOR SECURITIES AND CURRENCIES. Each Fund may buy and sell futures contracts for securities and currencies. These Funds may also enter into closing purchase and sale transactions with respect to these futures contracts. The Funds will engage in futures transactions only for bona fide hedging or other appropriate risk management purposes. All futures contracts entered into by the Funds are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

When securities prices are falling, a Fund may offset a decline in the value of its current portfolio securities through the sale of futures contracts. When prices are rising, a Fund can attempt to secure better prices than might be available when it intends to buy securities through the purchase of futures contracts. Similarly, a Fund can sell futures contracts on a specified currency in an attempt to protect against a decline in the value of that currency and its portfolio securities denominated in that currency. A Fund can buy futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that the Fund has purchased or expects to buy.

Positions taken in the futures markets are not normally held to maturity, but are liquidated through offsetting transactions that may result in a profit or a loss. While the Funds' futures contracts on securities and currencies will usually be liquidated in this manner, the Funds may instead make or take delivery of the underlying securities or currencies whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

FINANCIAL FUTURES CONTRACTS - GENERAL. Although financial futures contracts by their terms call for the actual delivery or acquisition of securities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or cash. A contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical financial futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or cash. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Funds will incur brokerage fees when they buy or sell financial futures contracts.

EQUITY SECURITIES represent a proportionate share of the ownership of a company; their value is based on the success of the company's business and the value of its assets, as well as general market conditions. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock, as well as securities convertible into common stocks. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have different voting rights as well. Equity securities may also include convertible securities, warrants, or rights. Warrants or rights give the holder the right to buy a common stock at a given time for a specified price.

FINANCIAL SERVICES COMPANIES The Structured Large Cap Core Equity Fund may have significant investments in the financial services sector, which includes such issuers as commercial banks, thrift institutions, insurance companies and finance companies. As a result, the Fund is subject to certain risks associated with these institutions, both individually and as a group.

Banking and thrift institutions are subject to extensive governmental regulations. These regulations may limit both the amounts and types of loans and other financial commitments which the institutions may make and the interest rates and fees which the institutions may charge. The most significant risk to the profitability of these institutions would be a sharp deterioration of the underlying credit quality of the loans in their portfolios. Financial institutions are exposed to credit losses which result when borrowers are unable to meet their loan obligations.

FOREIGN SECURITIES The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in a Fund. These risks can be significantly greater for investments in emerging markets. Investments in depositary receipts also involve some or all of the risks described below.

The political, economic, and social structures of some countries in which the Funds invest may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing, and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The Funds may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

The Funds' management endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies that would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization, or confiscatory taxation, withholding, and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could affect investments in securities of issuers in foreign nations.

The Funds may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations, and by indigenous economic and political developments. Some countries in which the Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded.

CURRENCY. Some of the Funds' investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Funds' share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.

HEALTH TECHNOLOGY COMPANIES The value of health technology companies may be affected by a variety of government actions.
For example, the activities of some health technology companies may be funded or subsidized by federal and state governments. If government subsidies are discontinued, the profitability of these companies could be adversely affected. Stocks of these companies will be affected by government policies on health technology reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. Health technology companies are also subject to legislative risk, which is the risk of a reform of the health technology system through legislation. Health technology companies may face lawsuits related to product liability issues. Also, many products and services provided by health technology companies are subject to rapid obsolescence. The value of an investment in a Fund may fluctuate significantly over relatively short periods of time.

ILLIQUID SECURITIES Each Fund's policy is not to invest more than 15% of its net assets in illiquid securities. Illiquid securities are generally any security that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

Each Fund does not consider securities that it acquires outside of the U.S. and that are publicly traded in the U.S. or on a foreign securities market to be illiquid assets if: (a) the Fund reasonably believes it can readily dispose of the securities for cash in the U.S. or foreign market, or (b) current market quotations are readily available. Each Fund will not acquire the securities of foreign issuers outside of the U.S. if, at the time of acquisition, the Fund has reason to believe that it could not resell the securities in a public trading market.

The Funds' board of trustees has authorized the Funds to invest in legally restricted securities (such as those issued pursuant to an exemption from the registration requirements of the federal securities laws) where such investments are consistent with a Fund's investment goal. To the extent the manager determines there is a liquid institutional or other market for these securities, the Fund considers them to be liquid securities. An example of these securities are restricted securities that may be freely transferred among qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended (1933 Act), and for which a liquid institutional market has developed. The Funds' board of trustees will review any determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including the manager's assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, the manager and the Funds' board of trustees will take into account the following factors:
(i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent a Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may increase if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

The sale of restricted or illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the OTC markets. Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

144A SECURITIES. Subject to its liquidity limitation, each Fund may invest in certain unregistered securities which may be sold under Rule 144A of the 1933 Act (144A securities). Due to changing market or other factors, 144A securities may be subject to a greater possibility of becoming illiquid than securities that have been registered with the SEC for sale. In addition, a Fund's purchase of 144A securities may increase the level of the security's illiquidity, as some institutional buyers may become uninterested in purchasing such securities after the Fund has purchased them.

LOANS OF PORTFOLIO SECURITIES To generate additional income, each Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 33 1/3 % of the value of the Fund's total assets, measured at the time of the most recent loan. For each loan, the borrower must maintain with the Fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 100% of the current market value of the loaned securities. A Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. A Fund also continues to receive any distributions paid on the loaned securities. A Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the manager intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the manager has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the manager otherwise believes it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. A Fund will loan its securities only to parties who meet creditworthiness standards approved by the Fund's board of trustees, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

PRIVATE INVESTMENTS Consistent with their respective investment goals and policies, each Fund may from time to time make private investments in companies whose securities are not publicly traded, including late stage private placements. These investments typically will take the form of letter stock or convertible preferred stock. Because these securities are not publicly traded, there is no secondary market for the securities. Each Fund will treat these securities as illiquid.

Late stage private placements are sales of securities made in non-public, unregistered transactions shortly before a company expects to go public. The Fund may make such investments in order to participate in companies whose initial public offerings are expected to be "hot" issues. There is no public market for shares sold in these private placements and it is possible that initial public offerings will never be completed. Moreover, even after an initial public offering, there may be a limited trading market for the securities or the Fund may be subject to contractual limitations on its ability to sell the shares.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS Each Fund generally will have a portion of its assets in cash or cash equivalents for a variety of reasons, including to satisfy redemption requests from shareholders, waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its assets, each Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Under a reverse repurchase agreement, the Fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time.

Repurchase and reverse repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund's ability to sell the underlying securities, or buy the underlying securities in the case of a reverse repurchase agreement. The Fund will enter into repurchase and reverse repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

RESTRICTED SECURITIES Some of the securities each Fund buys may be considered "restricted securities." A Fund's investment in restricted securities may not exceed 15% of its net assets. Restricted securities are securities with legal or contractual restrictions on resale, including securities that are not registered under the 1933 Act. Securities not registered under the 1933 Act may not be sold without first being registered, unless there is an available exemption under the 1933 Act. Normally the costs of registering these securities is borne by the issuer. Restricted securities involve certain risks, including the risk that a secondary market may not exist when a holder wants to sell them. In addition, the price and valuation of these securities may reflect a discount because they are perceived as having less liquidity than similar securities that are not restricted.

As with other securities in a Fund's portfolio, if no readily available market quotations exist for restricted securities, they will be valued at fair value in accordance with procedures adopted by the board of trustees. If a Fund suddenly has to sell restricted securities, time constraints or a lack of interested, qualified buyers may prevent the Fund from receiving the carrying value of the securities at the time of the sale. Alternatively, the manager may sell unrestricted securities it might have retained if the Fund had only held unrestricted securities.

The board of trustees has authorized each Fund to invest in restricted securities and to consider them liquid (and thus not subject to the 10% limitation on illiquid securities) to the extent the manager determines that there is a liquid institutional or other market for these securities. For example, restricted securities may be freely transferred among qualified institutional buyers under Rule 144A of the 1933 Act, and in some cases a liquid institutional market has developed.

On an ongoing basis, the board of trustees will review the manager's decisions to treat restricted securities as liquid - including the manager's assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security can be considered liquid, the manager and the board of trustees will take into account the following factors: (i) the frequency of trades and quotes for the security, (ii) the number of dealers willing to buy or sell the security and the number of potential buyers,
(iii) dealer undertakings to make a market in the security, and
(iv) the nature of the security and nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent a Fund invests in restricted securities that are deemed to be liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

SECURITIES INDUSTRY-RELATED INVESTMENTS To the extent it is consistent with their respective investment goals and certain limitations under the 1940 Act, the Funds may invest their assets in securities issued by companies engaged in securities related businesses, including companies that are securities brokers, dealers, underwriters or investment advisors. These companies are considered to be part of the financial services industry. Generally, under the 1940 Act, a Fund may not acquire a security or any interest in a securities related business to the extent such acquisition would result in the Fund acquiring in excess of 5% of a class of an issuer's outstanding equity securities or 10% of the outstanding principal amount of an issuer's debt securities, or investing more than 5% of the value of the Fund's total assets in securities of the issuer. In addition, any equity security of a securities-related business must be a marginable security under Federal Reserve Board regulations and any debt security of a securities-related business must be investment grade as determined by the Board. The Funds do not believe that these limitations will impede the attainment of their investment goals.

SHORT-SELLING In a short sale, a Fund sells a security it does not own in anticipation of a decline in the market value of that security. The security sold must be listed on a national exchange. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at this time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

In addition to the short sales discussed above, a Fund may also make short sales "against the box." A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. Each Fund at no time will have more than 15% of the value of its net assets in deposits on short sales against the box.

No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of a Fund's net assets. In addition, short sales of the securities of any single issuer, which must be listed on a national exchange, may not exceed 5% of the Fund's net assets.

Until a Fund replaces a borrowed stock, the Fund will designate liquid assets it owns as segregated assets on the books of the broker and/or its custodian in an amount equal to its obligation to purchase the stock sold short, as required by law. The amount segregated in this manner will be increased or decreased each business day to equal the change in market value of the Fund's obligation to purchase the stock sold short. If the lending broker requires a Fund to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), which may be as much as 50% of the value of the stock sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Fund is required to segregate to cover the short sale obligation. The amount segregated must be unencumbered by any other obligation or claim than the obligation that is being covered. The manager and the Funds believe that short sale obligations that are covered, either by an offsetting asset or right (acquiring the stock sold short or having an option to purchase the stock sold short at a exercise price that covers the obligation), or by a Fund's segregated assets procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to a Fund's borrowing restrictions. A Fund is also required to repay the lender of the stock any dividends or interest that accrue on the stock during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

The manager has adopted short sale procedures to prevent the short sale of a security by a Fund where another client of the manager also holds that security. The procedures prohibit the execution of short sales by a Fund when there are open buy or sell orders or current long portfolio holdings in the same security or economic equivalent (e.g., a bond convertible into common stock) on the same trading desk on which the manager places trades or in the portfolios of other accounts managed by the manager. In addition, the procedures prohibit the execution of purchases and sales when there are open short sale orders in the same security on the same trading desk on which the manager places trades.

STANDBY COMMITMENT AGREEMENTS If a Fund enters into a standby commitment agreement, it will be obligated, for a set period of time, to buy a certain amount of a security that may be issued and sold to the Fund at the option of the issuer. The price of the security is set at the time of the agreement. A Fund will receive a commitment fee typically equal to 0.5% of the purchase price of the security. The Fund will receive this fee regardless of whether the security is actually issued.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of a Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the securities in which a Fund normally invests, or economies of the states or countries where a Fund invests.

Temporary defensive investments generally may include high-grade commercial paper, repurchase agreements, and other money market equivalents. To the extent allowed by exemptions granted under the 1940 Act and a Fund's other investment policies and restrictions, the manager also may invest a Fund's assets in shares of one or more money market funds managed by the manager or its affiliates. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

WARRANTS A warrant is typically a long-term option issued by a corporation which gives the holder the privilege of buying a specified number of shares of the underlying common stock at a specified exercise price at any time on or before an expiration date. Stock index warrants entitle the holder to receive, upon exercise, an amount in cash determined by reference to fluctuations in the level of a specified stock index. If a Fund does not exercise or dispose of a warrant prior to its expiration, it will expire worthless. Further, each Fund does not intend to invest directly in warrants (valued at the lower of cost or market) in excess of 5% of the value of the Fund's net assets. No more than 2% of the value of a Fund's net assets may be invested in warrants (valued at the lower of cost or market) that are not listed on the New York or American Stock Exchange.

WHEN-ISSUED, DELAYED DELIVERY AND TO-BE-ANNOUNCED (TBA) TRANSACTIONS are arrangements under which a Fund buys securities that have been authorized but not yet issued with payment for and delivery of the security scheduled for a future time, generally within 15 to 60 days. Purchases of securities on a when-issued or delayed delivery basis are subject to the risk that the value or the yields at delivery may be more or less than the purchase price or yields available when the transaction was entered into. To the extent the Fund engages in these transactions, it will do so only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, and not for the purpose of investment leverage. Although a Fund will generally buy securities on a when-issued or TBA basis with the intention of holding the securities, it may sell the securities before the settlement date if the manager believes it is advisable to do so.

When a Fund is the buyer in this type of transaction, it will maintain, in a segregated account with its custodian bank, cash or marketable securities having an aggregate value equal to the amount of the Fund's purchase commitments until payment is made. As a buyer in one of these transactions, a Fund relies on the seller to complete the transaction. The seller's failure to do so may cause the Fund to miss a price or yield considered advantageous to the Fund. Securities purchased on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date. Entering into a when-issued, delayed delivery or TBA transaction is a form of leverage that may affect changes in net asset value to a greater extent.


POLICIES AND PROCEDURES REGARDING THE RELEASE OF PORTFOLIO
HOLDINGS   Each Fund's overall policy with respect to the release
of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Fund will not make available to anyone non-public information with respect to its portfolio holdings, until such time as the information is made available to all shareholders or the general public.

Consistent with current law, the Fund releases complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag.

In addition, a complete list of the Fund's portfolio holdings is released 30 calendar days after the end of each calendar quarter. Other descriptive information, such as the Fund's top 10 holdings, industry weightings and geographic weightings, may be released monthly, no sooner than 5 days after the end of each month. Released portfolio holdings information can be viewed on franklintempletoninstitutional.com.

To the extent that this policy would require the release of portfolio holdings information regarding a particular portfolio holding for the Fund, that is the subject of ongoing purchase or sale orders/programs or if the release of such portfolio holdings information would otherwise be sensitive or inappropriate, as determined by the portfolio manager in consultation with the Legal/Compliance Department, the portfolio manager for the Fund may request that the release of such information be withheld.

Exceptions to the portfolio holdings release policy described above will be made only when: (1) the Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public; (2) the recipient is subject to a duty of confidentiality pursuant to a signed non-disclosure agreement; and (3) the release of such information would not otherwise violate the antifraud provisions of the federal securities laws or the Fund's fiduciary duties. The determination of whether to grant an exception, which includes the determination of whether the Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public shall be made by the investment manager's and the Fund's chief compliance officer or his/her designee, following a request submitted in writing.

The eligible third parties to whom portfolio holdings information may be released in advance of general release fall into the following categories: data consolidators (including rating agencies), fund rating/ranking services and other data providers, service providers to the Fund and municipal securities brokers using the Investor Tools product which brings together buyers and sellers of municipal securities in the normal operation of the municipal securities markets.

The specific entities with whom the Fund has arrangements to provide portfolio holdings in advance of their release to the general public are:

o Bloomberg, Capital Access, CDA (Thomson Financial), Factset, Fidelity Advisors, Lipper Inc., Morningstar, Standard &
      Poor's, and Vestek, all of whom receive portfolio holdings information 15 days after the quarter end;

o Service providers to the Fund that receive portfolio holdings information from time to time in advance of general release in the course of performing or to enable them to perform services for the Fund, including: CUSTODIAN BANK:
      Bank of New York; INDEPENDENT REGISTERED PUBLIC ACCOUNTING
      FIRM: PricewaterhouseCoopers LLP; OUTSIDE FUND LEGAL
      Counsel: Stradley Ronon Stevens & Young, LLP; INDEPENDENT DIRECTORS'/TRUSTEES' COUNSEL: Bleakley, Platt & Schmidt, LLP; PROXY VOTING SERVICES: Glass, Lewis & Co. and Institutional Shareholder Services; FINANCIAL PRINTERS: RR Donnelley & Sons Company or GCOM Solutions, Inc.



OFFICERS AND TRUSTEES
-------------------------------------------------------------------


The Trust has a board of trustees. Each trustee will serve until that person resigns and/or a successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of each Fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations.

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below.

INDEPENDENT BOARD MEMBERS
-------------------------


                                   NUMBER OF
                                   PORTFOLIOS
                                    IN FUND
                                    COMPLEX
NAME, YEAR                LENGTH   OVERSEEN      OTHER
OF BIRTH AND              OF TIME   BY BOARD  DIRECTORSHIPS
ADDRESS       POSITION    SERVED     MEMBER*      HELD
-----------------------------------------------------------------

Harris J.     Trustee      Since     141       Director, Bar-S
Ashton (1932)              1985                Foods (meat
One Franklin                                   packing company).
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC
Holdings, Inc. (bank holding company) (until 2002); and
President, Chief Executive Officer and Chairman of the Board,
General Host Corporation (nursery and craft centers) (until
1998).
-----------------------------------------------------------------

Robert F.     Trustee      Since     56        None
Carlson                    1998
(1928)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of
Administration, California Public Employees Retirement Systems
(CALPERS); and FORMERLY, member and Chairman of the Board,
Sutter Community Hospitals; member, Corporate Board, Blue
Shield of California; and Chief Counsel, California Department
of Transportation.
-----------------------------------------------------------------

S. Joseph     Trustee      Since     142       None
Fortunato                  1989
(1932)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney,
Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
-----------------------------------------------------------------

Edith E.      Trustee      Since     134       Director,
Holiday                    June 2005           Amerada Hess
(1952)                                         Corporation
One Franklin                                   (exploration and
Parkway                                        refining of oil
San Mateo,                                     and gas), H.J.
CA 94403-1906                                  Heinz Company
                                               (processed foods
                                               and allied
                                               products), RTI
                                               International
                                               Metals, Inc.
                                               (manufacture and
                                               distribution of
                                               titanium),
                                               Canadian
                                               National Railway
                                               (railroad), and
                                               White Mountains
                                               Insurance Group,
                                               Ltd. (holding
                                               company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
-----------------------------------------------------------------

Frank W.T.    Trustee      Since     115       Director, The
LaHaye (1929)              1985                California
One Franklin                                   Center for Land
Parkway                                        Recycling
San Mateo,                                     (redevelopment).
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and
formerly, Chairman, Peregrine Venture Management Company
(venture capital).
-----------------------------------------------------------------

Gordon S.     Trustee      Since     141       Director, Martek
Macklin                    1992                Biosciences
(1928)                                         Corporation,
One Franklin                                   MedImmune, Inc.
Parkway                                        (biotechnology),
San Mateo,                                     and
CA 94403-1906                                  Overstock.com
                                               (Internet
                                               services); and
                                               FORMERLY,
                                               Director, MCI
                                               Communication
                                               Corporation
                                               (subsequently
                                               known as MCI
                                               WorldCom, Inc.
                                               and WorldCom,
                                               Inc.)
                                               (communications
                                               services)
                                               (1988-2002),
                                               White Mountains
                                               Insurance Group,
                                               Ltd. (holding
                                               company)
                                               (1987-2004) and
                                               Spacehab, Inc.
                                               (aerospace
                                               services)
                                               (1994-2003).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004); Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
-----------------------------------------------------------------

Frank A.      Trustee      Since     96        Director, White
Olson                      June 2005           Mountains
(1932)                                         Insurance Group,
One Franklin                                   Ltd. (holding
Parkway San                                    company),
Mateo, CA                                      Amerada Hess
94403-1906                                     Corporation
                                               (exploration and
                                               refining of oil
                                               and gas) and
                                               Sentient Jet
                                               (private jet
                                               service); and
                                               FORMERLY,
                                               Director, Becton
                                               Dickinson and
                                               Company (medical
                                               technology),
                                               Cooper
                                               Industries, Inc.
                                               (electrical
                                               products and
                                               tools and
                                               hardware),
                                               Health Net, Inc.
                                               (formerly,
                                               Foundation
                                               Health)
                                               (integrated
                                               managed care),
                                               The Hertz
                                               Corporation,
                                               Pacific
                                               Southwest
                                               Airlines, The
                                               RCA Corporation,
                                               Unicom
                                               (formerly,
                                               Commonwealth
                                               Edison) and UAL
                                               Corporation
                                               (airlines).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since
2000) (Chairman of the Board (1980-2000) and Chief Executive
Officer (1977-1999)); and FORMERLY, Chairman of the Board,
President and Chief Executive Officer, UAL Corporation
(airlines).
-----------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS
--------------------------------------

                                   NUMBER OF
                                   PORTFOLIOS
                                    IN FUND
                                    COMPLEX
NAME, YEAR                 LENGTH   OVERSEEN     OTHER
OF BIRTH AND               OF TIME   BY BOARD  DIRECTORSHIPS
ADDRESS        POSITION    SERVED    MEMBER*     HELD
-----------------------------------------------------------------

**Charles B.  Trustee and  Trustee    141       None
Johnson       Chairman of  since
(1933)        the Board    1985 and
One Franklin               Chairman
Parkway                    of the
San Mateo,                 Board
CA 94403-1906              since
                           1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in
Franklin Templeton Investments.
-----------------------------------------------------------------

**Rupert H.   Trustee,     Trustee   125       None
Johnson, Jr.  President    since
(1940)        and Chief    1985 and
One Franklin  Executive    President
Parkway       Officer -    and
San Mateo,    Investment   Chief
CA 94403-1906 Management   Executive
                           Officer
                           -Investment
                           Management
                           since
                           2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers,
Inc.; Senior Vice President, Franklin Advisory Services, LLC;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton
Investments.
-----------------------------------------------------------------

Harmon E.     Vice         Since     Not       Not Applicable
Burns (1945)  President    1986      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President,
Franklin Advisers, Inc.; and officer and/or director or
trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment
companies in Franklin Templeton Investments.
-----------------------------------------------------------------

James M.      Chief        Since     Not       Not Applicable
Davis         Compliance   2004      Applicable
(1952)        Officer
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 48 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Director of Compliance, Franklin
Resources, Inc. (1994-2001).
-----------------------------------------------------------------

Laura         Treasurer    Since     Not       Not Applicable
Fergerson                  2004      Applicable
(1962)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 32 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
-----------------------------------------------------------------

Jimmy D.      Senior Vice   Since    Not       Not Applicable
Gambill       President     2002     Applicable
(1947)        and Chief
500 East      Executive
Broward       Officer
Blvd.         -Finance and
Suite 2100    Administration
Fort
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice
President, Templeton Worldwide, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------

David P.      Vice         Since     Not       Not Applicable
Goss (1947)   President    2000      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 48 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
-----------------------------------------------------------------

Barbara J.    Vice         Since     Not       Not Applicable
Green (1947)  President    2000      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel,
LLC, and Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 48 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and
Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and
Exchange Commission (1986-1995); Attorney, Rogers & Wells
(until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
-----------------------------------------------------------------

Michael O.    Vice         Since     Not       Not Applicable
Magdol (1937) President -  2002      Applicable
600 Fifth     AML
Avenue        Compliance
Rockefeller
Center
New York, NY
10020-2302

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary
Trust Company International; Director, FTI Banque, Arch
Chemicals, Inc. and Lingnan Foundation; and officer and/or
director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment
companies in Franklin Templeton Investments.
-----------------------------------------------------------------

Murray L.     Vice         Since     Not       Not Applicable
Simpson       President    2000      Applicable
(1937)        and
One Franklin  Secretary
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin
Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of
48 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
-----------------------------------------------------------------

Galen G.      Chief        Since     Not       Not Applicable
Vetter (1951) Financial    2004      Applicable
500 East      Officer and
Broward       Chief
Blvd.         Accounting
Suite 2100    Officer
Fort
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC;
officer of 48 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey,
Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP
(1979-1987 and 1991-2004).
-----------------------------------------------------------------


*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin
Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc. (Resources), which is the parent company of the Funds' adviser and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.


The Trust pays noninterested board members $1,085 per quarter plus $275 per meeting attended. Noninterested board members also received a flat fee of $5,000 per year as a general retainer, a portion of which is allocated to the Funds. Board members who serve on the Audit Committee of the Trust and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Funds. Frank W.T. LaHaye who serves as chairman of the Audit Committee of the Trust and certain other funds in Franklin Templeton Investments receives an additional fee of $20,000 per year, a portion of which is allocated to the Funds. Members of a committee are not separately compensated for any committee meeting held on the day of a board meeting. Noninterested board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to noninterested board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested board members by the Trust and by Franklin Templeton Investments.



                                     TOTAL FEES     NUMBER OF BOARDS
                                    RECEIVED FROM    IN FRANKLIN
                      TOTAL FEES      FRANKLIN        TEMPLETON
                       RECEIVED       TEMPLETON      INVESTMENTS
                       FROM THE     INVESTMENTS/3      ON WHICH
NAME                   TRUST/2 ($)        ($)        EACH SERVES/4
------------------------------------------------------------------

Frank H. Abbott,         4,250          181,601             N/A
III/1
Harris J. Ashton         4,721          370,100             43
Robert F. Carlson        6,734          116,125             15
S. Joseph Fortunato      4,794          372,100             44
Edith E. Holiday             0          360,527             38
Frank W.T. LaHaye        5,039          183,598             27
Gordon S. Macklin        5,127          368,101             43
Frank A. Olson               0          147,250             26

1. Deceased June 30, 2005.
2. For the fiscal year ended June 30, 2005.
3. For the calendar year ended December 31, 2004.
4. We base the number of boards on the number of U.S. registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or portfolios within each investment company for which the board members are responsible.


Noninterested board members are reimbursed for expenses incurred in connection with attending board meetings and are paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Funds or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three-year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.


The following tables provide the dollar range of equity securities beneficially owned by the board members of the Trust on December 31, 2004.

INDEPENDENT BOARD MEMBERS
-------------------------



                                                  AGGREGATE DOLLAR
                                                  RANGE OF EQUITY
                                                 SECURITIES IN ALL
                                                 FUNDS OVERSEEN BY
                                                  THE BOARD MEMBER
                                                  IN THE FRANKLIN
                        DOLLAR RANGE OF EQUITY    TEMPLETON FUND
NAME OF BOARD MEMBER   SECURITIES IN THE FUND        COMPLEX
--------------------------------------------------------------------

Harris J. Ashton                  None             Over $100,000
Robert F. Carlson                 None             Over $100,000
S. Joseph Fortunato               None             Over $100,000
Edith E. Holiday                  None             Over $100,000
Frank W.T. LaHaye                 None             Over $100,000
Gordon S. Macklin                 None             Over $100,000
Frank A. Olson                    None             Over $100,000



INTERESTED BOARD MEMBERS
------------------------

                                                  AGGREGATE DOLLAR
                                                  RANGE OF EQUITY
                                                 SECURITIES IN ALL
                                                 FUNDS OVERSEEN BY
                                                  THE BOARD MEMBER
                                                  IN THE FRANKLIN
                         DOLLAR RANGE OF EQUITY    TEMPLETON FUND
NAME OF BOARD MEMBER     SECURITIES IN THE FUND       COMPLEX
--------------------------------------------------------------------

Charles B. Johnson                None           Over $100,000
Rupert H. Johnson, Jr.            None           Over $100,000



BOARD COMMITTEES The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent registered public accounting firm (auditors), including evaluating their independence and meeting with such auditors to consider and review matters relating to the Trust's financial reports and internal controls. The Audit Committee is comprised of the following independent Trustees: Robert F. Carlson, Edith E. Holiday and Frank W.T. LaHaye. The Nominating Committee is comprised of the following independent trustees:
Harris J. Ashton, Robert F. Carlson, S. Joseph Fortunato, Edith E. Holiday, Frank W.T. LaHaye, Gordon S. Macklin and Frank A. Olson.

The Nominating Committee is responsible for selecting candidates to serve as board members and recommending such candidates (a) for selection and nomination as independent board member by the incumbent independent board member and the full board; and (b) for selection and nomination as interested board members by the full board.

When the board has or expects to have a vacancy, the Nominating Committee receives and reviews information on individuals qualified to be recommended to the full board as nominees for election as board members, including any recommendations by "Qualifying Fund Shareholders" (as defined below). To date, the Nominating Committee has been able to identify, and expects to continue to be able to identify, from its own resources an ample number of qualified candidates. The Nominating Committee, however, will review recommendations from Qualifying Fund Shareholders to fill vacancies on the board if these recommendations are submitted in writing and addressed to the Nominating Committee at the Trust's offices at P.O. Box 997151, Sacramento, CA 95899-9983 and are presented with appropriate background material concerning the candidate that demonstrates his or her ability to serve as a board member, including as an independent board member, of the Trust. A Qualifying Fund Shareholder is a shareholder who (i) has continuously owned of record, or beneficially through a financial intermediary, shares of the Fund having a net asset value of not less than two hundred and fifty thousand dollars ($250,000) during the twenty-four month period prior to submitting the recommendation; and (ii) provides a written notice to the Nominating Committee containing the following information: (a) the name and address of the Qualifying Fund Shareholder making the recommendation; (b) the number of shares of the Fund which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (c) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (d) the name, age, date of birth, business address and residence address of the person or persons being recommended; (e) such other information regarding each person recommended by such Qualifying Fund Shareholder as would be required to be included in a proxy statement filed pursuant to the proxy rules of the SEC had the nominee been nominated by the board; (f) whether the shareholder making the recommendation believes the person recommended would or would not be an "interested person" of the Trust, as defined in the 1940 Act; and (g) the written consent of each person recommended to serve as a board member of the Trust if so nominated and elected/appointed.

The Nominating Committee may amend these procedures from time to time, including the procedures relating to the evaluation of nominees and the process for submitting recommendations to the Nominating Committee.

During the fiscal year ended June 30, 2005, the Audit Committee met four times; the Nominating Committee met four times.

FAIR VALUATION AND LIQUIDITY
-------------------------------------------------------------------

The Trust's board of trustees has delegated to the manager the task of ensuring that regulatory guidelines governing the fair valuation for securities are applied to the Funds and that the
required level of liquidity is maintained.   The manager has
formed a Valuation & Liquidity Oversight Committee (VLOC) to oversee these obligations. The VLOC oversees and administers the policies and procedures governing fair valuation and liquidity determination of securities. The VLOC meets monthly to review and approve fair value and liquidity reports and conduct other business, and meets whenever necessary to review potential significant market events and take appropriate steps to adjust valuations in accordance with established policies. The VLOC provides regular reports that document its activities to the board of trustees for its review and approval of pricing determinations at scheduled meetings. VLOC meeting minutes are regularly submitted to the board of trustees for their review.

The Trust's policies and procedures governing fair valuation and liquidity determination of securities have been initially reviewed and approved by the board of trustees and any material amendments will also be reviewed and approved by the board. The manager's compliance staff conducts periodic reviews of compliance with the policies and provides at least annually a report to the board of trustees regarding the operation of the policies and any material changes recommended as a result of such review.


PROXY VOTING POLICIES AND PROCEDURES
-------------------------------------------------------------------

The board of trustees of the Trust on behalf of the Funds has delegated the authority to vote proxies related to the portfolio securities held by each Fund to each Fund's manager "Franklin Advisers, Inc." in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the manager.

The manager has delegated its administrative duties with respect to the voting of proxies to the Proxy Group within Franklin
Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the manager's instructions and/or policies.


To assist it in analyzing proxies, the manager subscribes to Institutional Shareholder Services (ISS), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote
recommendations, recordkeeping and vote disclosure services.   In
addition, the manager subscribes to Glass, Lewis & Co., LLC (Glass Lewis), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although ISS' and/or Glass Lewis' analyses are thoroughly reviewed and considered in making a final voting decision, the manager does not consider recommendations from ISS, Glass Lewis or any other third party to be determinative of the manager's ultimate decision. The manager votes proxies solely in the interests of each Fund and its shareholders. As a matter of policy, the officers, directors/trustees and employees of the Fund, the manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. All conflicts are resolved in the interests of the manager's clients. In situations where the manager perceives a material conflict of interest, the manager may: disclose the conflict to the Fund's board of trustees; defer to the voting recommendation of the Fund's board of trustees, ISS, Glass Lewis or those of another independent third party provider of proxy services; or take such other action in good faith (in consultation with counsel) which would protect the interests of the Fund and its shareholders.


The recommendation of management on any issue is a factor which the manager considers in determining how proxies should be voted, but is not determinative of the manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the manager will not support the position of the company's management in any situation where it deems that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

MANAGER'S PROXY VOTING POLICIES AND PRINCIPLES The manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the manager cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.

BOARD OF DIRECTORS. The manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The manager may withhold votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company's corporate governance guidelines or provisions and performance.


RATIFICATION OF AUDITORS OF PORTFOLIO COMPANIES. In light of several high profile accounting scandals, the manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, the manager will examine proposals relating to non-audit relationships and non-audit fees. The manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence.

MANAGEMENT AND DIRECTOR COMPENSATION. A company's equity-based compensation plan should be in alignment with its shareholders' long-term interests. The manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. The manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.


Severance compensation arrangements will be reviewed on a case-by-case basis, although the manager will generally oppose "golden parachutes" that are considered to be excessive. The manager will normally support proposals that require a percentage of directors' compensation to be in the form of common stock, as it aligns their interests with those of shareholders. The manager will review on a case-by-case basis any shareholder proposals to adopt policies on expensing stock option plans.

ANTI-TAKEOVER MECHANISMS AND RELATED ISSUES. The manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. On occasion, the manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders' interests. The manager generally supports proposals that require shareholder rights' plans ("poison pills") to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. The manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." The manager generally supports "fair price" provisions and confidential voting.

CHANGES TO CAPITAL STRUCTURE. The manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase and proposals seeking preemptive rights. The manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable.

MERGERS AND CORPORATE RESTRUCTURING. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether each will be beneficial to shareholders. The manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring and reincorporation proposals are also subject to a thorough examination on a case-by-case basis.

SOCIAL AND CORPORATE POLICY ISSUES. The manager will generally give management discretion with regard to social, environmental and ethical issues, although the manager may vote in favor of those that are believed to have significant economic benefits or implications for a Fund and its shareholders.

GLOBAL CORPORATE GOVERNANCE. Many of the tenets discussed above are applied to proxy voting decisions for international companies. However, the manager must be more flexible in these instances and must be mindful of the varied market practices of each region.

The manager will attempt to process every proxy it receives for all domestic and foreign proxies. However, there may be situations in which the manager cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. The manager may abstain from voting under certain circumstances or vote against items such as "Other Business" when the manager is not given adequate information from the company.


Shareholders may view the complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to:
Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are available online at franklintempleton.com and posted on the SEC website at www.sec.gov and reflect the twelve-month period beginning July 1, 2004, and ending June 30, 2005.


MANAGEMENT AND OTHER SERVICES
-------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED The Funds' manager is Franklin Advisers, Inc. The manager is a wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the Funds to buy, hold or sell. The manager also selects the brokers who execute the Funds' portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the Funds, the manager and its officers, directors and employees are covered by fidelity insurance.

The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the Funds. Similarly, with respect to the Funds, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the Funds or other funds it manages. Because the manager is a subsidiary of a financial holding company (FHC) under the Gramm-Leach-Bliley Act of 1999, federal regulations applicable to FHCs may limit or restrict a Fund's ability to acquire or hold a position in a given security when it might otherwise be advantageous for a Fund to acquire or hold that security.

The Funds, their manager and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Funds or that are currently held by the Funds, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Funds, their manager and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the Securities and Exchange Commission (SEC).

MANAGEMENT FEES Each Fund pays the manager a fee equal to an annual rate of 0.50% of the average daily net assets of the Fund.

The fee is computed at the close of business each day according to the terms of the management agreement.


For the fiscal years ended June 30, 2005 and 2004, and the period from April 30, 2003, through June 30, 2003, management fees, before any advance waiver, totaled $14,211, $12,949 and $1,754 for the Core Equity Fund and $14,424, $12,512 and $1,756 for the Growth Equity Fund, respectively. Under an agreement by the manager to waive its fees, the Funds paid no management fees.

PORTFOLIO MANAGERS  As of June 30, 2005, portfolio manager Prabhu
Palani did not manage any other accounts.

CONFLICTS. The management of multiple funds, including the Funds, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interests. However, securities selected for funds or accounts other than a Fund may outperform the securities selected for the Fund. Moreover, if the portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of the portfolio manager's compensation may give rise to potential conflicts of interest. The portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between the portfolio manager's marketing or sales efforts and his bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

COMPENSATION.   The manager seeks to maintain a compensation
program that is competitively positioned to attract, retain and motivate top-quality investment professionals. The portfolio manager receives a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for the portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

      BASE SALARY  The portfolio manager is paid a base salary.

      ANNUAL BONUS Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (35% to 50%). The deferred equity based compensation is intended to build a vested interest of the portfolio manager in Franklin Resources. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance which aligns the financial incentives of the portfolio manager and Fund shareholders. The following factors are generally used in determining bonuses under the plan:

      o INVESTMENT PERFORMANCE. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

      o NON-INVESTMENT PERFORMANCE. The more qualitative contributions of a portfolio manager to the manager's business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

      o RESPONSIBILITIES. The size and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

      ADDITIONAL LONG TERM EQUITY-BASED COMPENSATION The portfolio manager may also be awarded options to purchase common shares of Franklin Resources stock, restricted shares of Franklin Resources stock or restricted shares of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

The portfolio manager also participates in benefit plans and programs available generally to all employees of the manager.

OWNERSHIP OF FUND SHARES. The manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager. As of June 30, 2005, portfolio manager Prabhu
Palani did not own shares of either Fund.

ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, LLC (FT Services) has an agreement with the Funds to provide certain administrative services and facilities for the Funds. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Funds' manager and principal underwriter.


The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

ADMINISTRATION FEES Each Fund pays FT Services a monthly fee equal to an annual rate of 0.20% of the average daily net assets of the Fund.


For the fiscal years ended June 30, 2005 and 2004, and the period from April 30, 2003, through June 30, 2003, administration fees, before any advance waiver, totaled $5,654, $5,207 and $703 for the Core Equity Fund and $5,762, $5,028 and $703 for the Growth Equity Fund, respectively. Under an agreement by FT Services to waive its fees, the Funds paid no administration fees.


SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin Templeton Investor Services, LLC (Investor Services) is each Fund's shareholder servicing agent and acts as each Fund's transfer agent and dividend-paying agent. Investor Services is located at 3344 Quality Drive, P.O. Box 2258, Rancho Cordova, CA 95741-2258. Please send all correspondence to Institutional Services, One Franklin Parkway, San Mateo, CA 94403-1906.

Investor Services receives a fee for servicing Fund shareholder accounts. Each Fund also will reimburse Investor Services for certain out-of-pocket expenses necessarily incurred in servicing the shareholder accounts in accordance with the terms of its servicing contract with the Funds.

Investor Services may also pay servicing fees, that will be reimbursed by the Funds, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an Employer Sponsored Retirement Plan for which the institution, or its affiliate, provides participant level record keeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation
(NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund for services provided in support of Beneficial Owners and NSCC networking system accounts.

CUSTODIAN  Bank of New York, Mutual Funds Division, 100 Church
Street, New York, NY 10286, acts as custodian of the Funds' securities and other assets.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111- 4004, is the Funds' independent registered public accounting firm. The Independent Registered Public Accounting Firm audits the financial statements included in the Funds' Annual Report to Shareholders.


PORTFOLIO TRANSACTIONS
-------------------------------------------------------------------

The manager selects brokers and dealers to execute the Funds' portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.


When placing a portfolio transaction, the trading department of the manager seeks to obtain "best execution" -- the best combination of high quality transaction execution services, taking into account the services and products to be provided by the broker or dealer, and low relative commission rates with the view of maximizing value for the Fund and its other clients. For most transactions in equity securities, the amount of commissions paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons within the trading department of the manager responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors. The manager may also place orders to buy and sell equity securities on a principal rather than agency basis if the manager believes that trading on a principal basis will provide best execution. Orders for fixed income securities are ordinarily placed with market makers on a net basis, without any brokerage commissions. Purchases of portfolio securities from underwriters will include a commission or concession paid to the underwriter, and purchases from dealers will include a spread between the bid and ask price.


The manager may cause a Fund to pay certain brokers commissions that are higher than those another broker may charge, if the manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the manager's overall responsibilities to client accounts over which it exercises investment discretion. The brokerage commissions that are used to acquire services other than brokerage are known as "soft dollars." Research provided can be either proprietary (created and provided by the broker-dealer, including tangible research products as well as access to analysts and traders) or third party (created by a third party but provided by the broker-dealer). To the extent permitted by applicable law, the manager may use soft dollars to acquire both proprietary and third party research.

The research services that brokers may provide to the manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the Fund. They must, however, be of value to the manager in carrying out its overall responsibilities to its clients.


It is not possible to place an accurate dollar value on the special execution or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs from many securities firms. The receipt of these products and services does not reduce the manager's research activities in providing investment advice to the Fund.


As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients.


Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when a Fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the Funds, any portfolio securities tendered by the Funds will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.


If purchases or sales of securities of a Fund and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the accounts and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to a Fund.

Sale or purchase of securities, without payment of brokerage commissions, fees (except customary transfer fees) or other remuneration in connection therewith, may be effected between the Funds, or between Funds and private clients, under procedures adopted by the Funds' board pursuant to Rule 17a-7 under the 1940 Act.


During the last three fiscal years ended June 30, the Funds paid the following brokerage commissions:

                          BROKERAGE COMMISSIONS PAID ($)
-----------------------------------------------------------------
                          2005          2004           2003/1
-----------------------------------------------------------------
Core Equity Fund         2,796          4,670          1,757
Growth Equity Fund       2,421          4,651          1,853


1. For the period from April 30, 2003, through June 30, 2003.


For the fiscal year ended June 30, 2005, the Funds paid brokerage commissions from aggregate portfolio transactions to brokers who provided research services as follows:

--------------------------------------------------------------
                                              AGGREGATE
                          BROKERAGE           PORTFOLIO
                       COMMISSIONS ($)     TRANSACTIONS ($)
--------------------------------------------------------------
Core Equity Fund            1,061             2,993,485
Growth Equity Fund            350               626,173

As of June 30, 2005, the Core Equity Fund owned securities issued by Morgan Stanley & Co., Inc. valued in the aggregate at $6,000. Except as noted, the Funds did not own any securities issued by their regular broker-dealers as of the end of the fiscal year.


Because each Fund may, from time to time, invest in broker-dealers, it is possible that a Fund will own more than 5% of the voting securities of one or more broker-dealers through whom the Fund places portfolio brokerage transactions. In such circumstances, the broker-dealer would be considered an affiliated person of the Fund. To the extent the Fund places brokerage transactions through such a broker-dealer at a time when the broker-dealer is considered to be an affiliate of the Fund, the Fund will be required to adhere to certain rules relating to the payment of commissions to an affiliated broker-dealer. These rules require the Fund to adhere to procedures adopted by the board to ensure that the commissions paid to such broker-dealers do not exceed what would otherwise be the usual and customary brokerage commissions for similar transactions.

DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------


DISTRIBUTIONS OF NET INVESTMENT INCOME Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends (other than qualified dividends) a Fund pays are taxable to you as ordinary income. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. A portion of the income dividends may also be designated as interest-related or short-term capital dividends that will not be subject to non-resident alien withholding for most non-U.S. investors. See the materials at the end of this section on "Distributions and Taxes" for more information on qualified, interest-related and short-term capital gain dividends.


DISTRIBUTIONS OF CAPITAL GAINS A Fund may realize capital gains and losses on the sale of its portfolio securities.

Distributions of short-term capital gains are taxable to you as ordinary income. Distributions of long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in a Fund. Any net capital gains realized by a Fund generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Capital gain dividends and any net long-term capital gains you realize from the sale of Fund shares are subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal income tax brackets). For individuals in the 10% and 15% tax brackets, the rate for net long-term capital gains realized in calendar year 2008 is further reduced from 5% to 0%.

INVESTMENTS IN FOREIGN SECURITIES The next three paragraphs describe tax considerations that are applicable to a Fund's investments in foreign securities.

EFFECT OF FOREIGN WITHHOLDING TAXES. A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's income dividends paid to you.

EFFECT OF FOREIGN DEBT INVESTMENTS AND HEDGING ON DISTRIBUTIONS. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. THIS TREATMENT COULD INCREASE OR DECREASE THE FUND'S ORDINARY INCOME DISTRIBUTIONS TO YOU, AND MAY CAUSE SOME OR ALL OF THE FUND'S PREVIOUSLY DISTRIBUTED INCOME TO BE CLASSIFIED AS A RETURN OF CAPITAL. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

PFIC SECURITIES. A Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, each Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will NOT qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund.


INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS Each Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. The amount of income dividends designated by a Fund, consisting of qualified dividend income (which is relevant to U.S. investors) and interest-related and short-term capital gain dividends (which are relevant to non-U.S. investors) may exceed the total amount of income dividends paid. These designations will not result in more income being reported to you, but rather will allow a Fund to make its designations in a manner that is more tax efficient to both U.S. and non-U.S. investors. If you have not owned your Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income, qualified dividends, interest-related dividends, short-term capital gain dividends or capital gain distributions (distributions of net long-term capital gains), a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.


ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). Each has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Code requires a Fund to distribute to you by December
31 of each year, at a minimum, the following amounts:

o 98% of its taxable ordinary income earned during the calendar year;
o 98% of its capital gain net income earned during the twelve month period ending October 31; and
o 100% of any undistributed amounts of these categories of income or gain from the prior year.

Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.


SALES OF FUND SHARES Sales and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you sell your Fund shares, or exchange them for shares of a different Franklin Templeton fund, the IRS requires you to report any gain or loss on your sale or exchange. If you owned your shares as a capital asset, any gain or loss that you realize is a capital gain or loss, and is long-term or short-term, depending on how long you owned your shares.


SALES AT A LOSS WITHIN SIX MONTHS OF PURCHASE. Any loss incurred on the sale or exchange of Fund shares owned for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

WASH SALES. All or a portion of any loss that you realize on the sale of your Fund shares is disallowed to the extent that you buy other shares in the Fund within 30 days before or after your sale. Any loss disallowed under these rules is added to your tax basis in the new shares.


NON-U.S. INVESTORS Non-U.S. investors may be subject to U.S.
withholding or estate tax, and are subject to special U.S. tax certification requirements.

INTEREST-RELATED AND SHORT-TERM CAPITAL GAIN DIVIDENDS. The United States imposes a flat 30% withholding tax (or a tax at a lower treaty rate) on ordinary dividend income paid by a Fund to non-U.S. investors. The American Jobs Creation Act of 2004 (2004 Tax Act) generally exempts from U.S. withholding tax dividends of U.S. source interest income and net short-term capital gains to the same extent that such income and gains would be exempt if earned directly by the non-U.S. investor. Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.

Interest-related dividends paid by a Fund from qualified interest income are not subject to U.S. tax when paid to a non-U.S. investor unless such income is either effectively connected with a U.S. trade or business or the investor fails to certify that they are not a U.S. person. The aggregate amount the Fund may designate as an interest-related dividend is limited to the Fund's qualified net interest income, which equals the Fund's qualified interest income less allocable expenses. "Qualified interest income" includes, in general, the sum of the Fund's U.S. source: 1) bank deposit interest, 2) short-term original issue discount (OID), 3) interest (including OID, market or acquisition discount) on an obligation in registered form (unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10% shareholder or partner), and 4) any interest-related dividend passed through from another regulated investment company.

On any payment date, the amount of an ordinary dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of the Fund's qualified interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. In addition, each Fund reserves the right not to designate interest-related dividends where the amount designated would be de minimis on a per share basis. As a consequence, a Fund may overwithhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor's only recourse may be either to forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

The 2004 Tax Act further generally exempts from U.S. withholding tax ordinary dividends paid by a Fund from net short-term capital gains (short-term capital gain dividends). Capital gain distributions paid by a Fund from net long-term capital gains are also generally exempt from U.S. withholding tax. These short-term capital gain dividends and capital gain distributions (other than certain gains realized on the disposition of U.S. real property interests) are exempt from a U.S. withholding tax unless you are a non-resident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the taxable year in which you receive the distributions, in which case such distributions are subject to a 30% (or lower treaty rate) U.S. withholding tax.

In addition, any dividends and distributions, including any interest-related and short-term capital gain dividends, and any proceeds from the sale of a non-U.S. investor's shares will be subject to backup withholding at a rate of 28% if the investor fails to properly certify that they are not a U.S. person. See the discussion below for "Backup withholding." Any Fund dividends and distributions that are effectively connected with the conduct of a U.S. trade or business by a non-U.S. investor are also taxable in the U.S. on a net basis, and may require the investor to file a U.S. income tax return.

These interest-related and short-term capital gain dividend withholding tax exemptions are effective for dividends paid with respect to income earned by the Fund in its fiscal years beginning on July 1, 2005 and ending on June 30, 2008.

U.S. ESTATE TAX. The 2004 Tax Act also provides a partial exemption from U.S. estate tax for shares in a Fund held by an estate of a non-resident decedent. The amount treated as exempt is based on the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent's death that are treated as property generating qualified interest income or constitute other property not within the United States. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008.

SUNSETTING OF PROVISIONS. The provisions dealing with interest-related dividends and short-term capital gain dividends that were adopted in the 2004 Tax Act are scheduled to sunset at the end of taxable years beginning in 2007, unless extended or made permanent before the sunset provisions become effective. If these rules do sunset, non-U.S. investors will again be subject to non-resident withholding taxes on any ordinary dividends (including short-term capital gain dividends) that they receive.

The provisions dealing with a partial exemption from U.S. estate tax that were contained in the 2004 Tax Act are scheduled to sunset on December 31, 2007, unless extended or made permanent before this date.

INVESTMENT IN REAL PROPERTY. Each Fund may invest in securities of Real Estate Investment Trusts (REITs) that invest in real property. The sale of these interests by a Fund or by other corporations (including REITs) in which a Fund invests may trigger special tax consequences to the Fund's non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. To the extent that a Fund realizes a gain on its investment in a U.S. real property interest, and passes that gain through to its shareholders, such a distribution when made to a non-U.S. shareholder may be subject to U.S. withholding tax at a rate of 35% and may require the filing of a nonresident U.S. income tax return.


BACKUP WITHHOLDING By law, a Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

o provide your correct social security or taxpayer identification number,
o   certify that this number is correct,
o   certify that you are not subject to backup withholding, and
o   certify that you are a U.S. person (including a U.S.
    resident alien).

Each Fund also must withhold if the IRS instructs it to do so.
When withholding is required, the amount will be 28% of any distributions or proceeds paid.


Non-U.S. investors have special U.S. tax certification requirements to avoid backup withholding, and if applicable, to obtain the benefit of any income tax treaty between the non-U.S. investor's country of residence and the United States. To claim these tax benefits, the non-U.S. investor must provide a properly completed Form W-8BEN (or other Form W-8, where applicable, or their substitute forms) to establish his or her status as a non-U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN provided without a U.S. taxpayer identification number remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year. However, non-U.S. investors must advise the Fund of any changes of circumstances that would render the information given on the form incorrect, and must then provide a new W-8BEN to avoid the prospective application of backup withholding. Forms W-8BEN with U.S. taxpayer identification numbers remain valid indefinitely, or until the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification.


U.S. GOVERNMENT SECURITIES The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae and Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

QUALIFIED DIVIDENDS For individual shareholders, a portion of the dividends paid by a Fund may be qualified dividend income eligible for taxation at the 15% long-term capital gain rate (5% for individuals in the 10% and 15% federal rate brackets).

Dividends earned on the following income sources will qualify for this treatment:
o  dividends paid by DOMESTIC corporations, and
o  dividends paid by qualified FOREIGN corporations, including:
   -  corporations incorporated in a possession of the U.S.,
   - corporations eligible for benefits of a comprehensive income tax treaty with the United States that the Treasury Department determines is satisfactory (including an exchange of information program), and
   - corporations whose stock is readily tradable on an established securities market in the United States.

For individuals in the 10% and 15% tax brackets, the rate for qualified dividends received in calendar year 2008 is further reduced from 5% to 0%.

Dividends from corporations exempt from tax, dividends from foreign personal holding companies, foreign investment companies and passive foreign investment companies (PFICs), and dividends paid from interest earned by a Fund on debt securities generally will not qualify for this favorable tax treatment.

Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, each Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Fund's income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income. This designation rule may have the effect of converting small amounts of ordinary income or net short-term capital gains, that otherwise would be taxable as ordinary income, into qualified dividend income eligible for taxation at reduced rates.


SUNSETTING OF PROVISIONS. The special provisions dealing with qualified dividend income, and the reduced rate of taxation of long-term capital gains that were adopted as part of the 2003 Tax Act are scheduled to sunset on December 31, 2008, unless extended or made permanent before that date. If these rules do sunset, the prior rates of taxation of DIVIDENDS (as ordinary income) under the 2001 Tax Act will again apply for 2009 and 2010, and will then sunset and be replaced (unless these provisions are extended or made permanent) with income tax rates and provisions in effect prior to the effective date of the 2001 Tax Act. If the 2003 Tax Act changes do sunset in 2008, the rules on taxation of CAPITAL GAINS that were in effect prior to the 2003 Tax Act, including provisions for the taxation of five-year gains, will again be effective for 2009 and later years.

INTEREST-RELATED AND SHORT-TERM CAPITAL GAIN DIVIDENDS The 2004 Tax Act contains provisions that allows regulated investment companies to designate distributions of qualified interest income and short-term capital gains as exempt from U.S. withholding tax when paid to non-U.S. investors. See the discussion above under "Non-U.S. investors" for more information on these dividends.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the dividends-received deduction. This deduction generally is available to corporations for dividends paid by a fund out of income earned on its investments in domestic corporations. Because the income of each Fund generally is derived from investments in domestic securities, it is anticipated that a portion of the dividends paid by a Fund will qualify for this deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay. All dividends (including the deducted portion) are included in your calculation of alternative minimum taxable income.


INVESTMENT IN COMPLEX SECURITIES Each Fund may invest in complex securities that could require it to adjust the amount, timing and/or tax character (ordinary or capital) of gains and losses it recognizes on these investments. This, in turn, could affect the amount, timing and/or tax character of income distributed to you. For example:

DERIVATIVES. Each Fund is permitted to invest in certain options, futures, forwards or foreign currency contracts. If a Fund makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

SHORT SALES AND SECURITIES LENDING TRANSACTIONS. A Fund's entry into a short sale transaction or an option or other contract could be treated as the "constructive sale" of an "appreciated financial position," causing it to realize gain, but not loss, on the position. Additionally, a Fund's entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.


TAX STRADDLES. A Fund's investment in options, futures, forwards, foreign currency contracts, actively traded stock or a position with respect to substantially similar or related property in connection with certain hedging transactions could cause the Fund to hold offsetting positions in securities. If a Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax "straddle" or to hold a "successor position" that would require any loss realized by it to be deferred for tax purposes.

ENHANCED CONVERTIBLE SECURITIES. Each Fund is permitted to invest in enhanced convertible preferred securities (i.e., convertible securities restructured to offer enhanced convertibility and/or yield characteristics). Even though these securities are economically equivalent to traditional convertible securities, each security forming part of such an investment is analyzed separately, and the tax consequences of an investment in the component parts of these securities could differ from those of an investment in a traditional convertible security.

STRUCTURED INVESTMENTS. Each Fund is permitted to invest in entities organized to restructure the investment characteristics of particular groups of securities. For example, each Fund is permitted to invest in structured notes that are designed to give the holder a specific portion of the principal or interest payments that would otherwise be payable in the case of a traditional debt security. A Fund also could invest in a security that is backed by an interest in an underlying group of securities, or is accompanied by a put or other feature that adjusts the burdens and benefits of ownership of the securityBy investing in these securities, the Fund could be subject to tax consequences that differ from those of an investment in traditional debt or equity securities.

SECURITIES PURCHASED AT DISCOUNT. Each Fund is permitted to invest in securities issued or purchased at a discount, such as zero coupon, deferred interest or payment-in-kind (PIK) bonds, that could require it to accrue and distribute income not yet received. If a Fund invests in these securities, it could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.


EACH OF THESE INVESTMENTS BY A FUND IN COMPLEX SECURITIES IS
SUBJECT TO SPECIAL TAX RULES THAT COULD AFFECT THE AMOUNT, TIMING
AND/OR TAX CHARACTER OF INCOME REALIZED BY A FUND AND DISTRIBUTED
TO YOU.


OTHER TAX INFORMATION. The tax information contained in this disclosure is not written for use, and cannot be used, by the investor for the purpose of avoiding any penalties that may be imposed by the Internal Revenue Service. It is not intended as tax advice and does not purport to deal with the federal tax consequences applicable to all categories of investors and all federal or state tax consequences, some of which may be subject to special rules. You should consult with your own tax advisor about the impact of your particular circumstances on the tax consequences of your investment or potential investment in the Fund.


ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
-------------------------------------------------------------------

Each Fund is a diversified series of Institutional Fiduciary Trust (the Trust), an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust on January 15, 1985, and is registered with the SEC.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Funds. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that a Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that each Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of a Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

Certain Franklin Templeton funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Please note that for selling or exchanging your shares, or for other purposes, the Funds' shares are considered Advisor Class shares.

Each Fund currently offers one class of shares. The Funds may offer additional classes of shares in the future.

The Trust has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.


As of August 2, 2005, the principal shareholders of the Funds, beneficial or of record, were:

NAME AND ADDRESS             PERCENTAGE (%)
--------------------------------------------
CORE EQUITY FUND
Franklin Advisers, Inc.          89.80
One Franklin Parkway
San Mateo, CA  94403-1906

Edward B. Jamieson and Anne      10.20
K. Jamieson
One Franklin Parkway
San Mateo, CA  94403-1906

EQUITY GROWTH FUND
Franklin Advisers, Inc.          90.50
One Franklin Parkway
San Mateo, CA  94403-1906

Gregory E. Johnson                9.50
One Franklin Parkway
San Mateo, CA  94403-1906


Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and trustees of the Trust, may be considered beneficial holders of the Fund shares held by Franklin Advisers, Inc. (Advisers). As principal shareholders of Franklin Resources, Inc., they may be able to control the voting of Advisers' shares of the Funds. Advisers is a California corporation.

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.


As of August 2, 2005, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund. The board members may own shares in other funds in Franklin Templeton Investments.


BUYING AND SELLING SHARES
-------------------------------------------------------------------

Each Fund continuously offers its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Funds may be required by state law to register as securities dealers. If you buy or sell shares through your securities dealer, you may be charged a transaction processing fee by your securities dealer. Your securities dealer will provide you with specific information about any transaction processing fees you will be charged.

For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of a Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of a Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

When you buy shares, if you submit a check or a draft that is returned unpaid to a Fund we may impose a $10 charge against your account for each returned item.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.


INVESTMENT BY ASSET ALLOCATORS Each Fund permits investment in the Fund by certain asset allocators (Asset Allocators) who represent underlying clients that have granted a power of attorney to the Asset Allocators to invest on their behalf. The Asset Allocators typically make asset allocation decisions across similarly situated underlying accounts that are invested in the Fund. As a result of adjustments in such asset allocation decisions, the Fund may experience relatively large purchases and redemptions when the Asset Allocators implement their asset allocation adjustment decisions. The Fund, based on monitoring of the trading activity of such Asset Allocator accounts, reserves the right to treat such Asset Allocators as market timers. In such circumstances, the Fund may restrict or reject trading activity by Asset Allocators if, in the judgment of the Fund's manager or transfer agent, such trading may interfere with the efficient management of the Fund's portfolio, may materially increase the Fund's transaction costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders. Neither the Fund, nor its investment adviser nor any other affiliated party receives any compensation or other consideration in return for permitting Fund investments by Asset Allocators.


DEALER COMPENSATION Distributors and/or its affiliates may make the following additional payments out of its own assets to securities dealers that sell shares of Franklin Templeton funds:

MARKETING SUPPORT PAYMENTS. Distributors may make payments to certain dealers who are holders or dealers of record for accounts in one or more of the Franklin Templeton funds. A dealer's marketing support services may include business planning assistance, advertising, educating dealer personnel about the Franklin Templeton funds and shareholder financial planning needs, placement on the dealer's list of offered funds, and access to sales meetings, sales representatives and management representatives of the dealer. Distributors compensates dealers differently depending upon, among other factors, sales and assets levels, redemption rates and the level and/or type of marketing and educational activities provided by the dealer.


Except as described below, in the case of any one dealer, marketing support payments will not exceed the sum of 0.10% of that dealer's current year's total sales of Franklin Templeton mutual funds and 0.05% (or 0.03%) of the total assets, respectively, of equity or fixed income funds attributable to that dealer, on an annual basis. Marketing support payments made to organizations located outside the U.S., with respect to investments in the Funds by non-U.S. persons, may exceed this limitation.


TRANSACTION SUPPORT PAYMENTS. The types of payments that Distributors may make under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a dealer or one time payments for ancillary services such as setting up funds on a dealer's mutual fund trading system.

OTHER PAYMENTS. From time to time, Distributors, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the Funds. Such compensation may include financial assistance to dealers that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. These payments may vary depending upon the nature of the event.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.
Distributors makes payments for events it deems appropriate, subject to Distributors guidelines and applicable law.

You can ask your dealer for information about any payments it receives from Distributors and any services provided.

EXCHANGE PRIVILEGE If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the Fund and exchanged into the new fund at net asset value when paid. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, a Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is each Fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the Fund's investment goals exist immediately. This money will then be withdrawn from the short-term, interest-bearing money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company generally are not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.


REDEMPTIONS IN KIND Each Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.


SHARE CERTIFICATES We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

GENERAL INFORMATION If dividend checks are returned to a Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The Funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer
(ACH) is a special service that we make available whenever possible. By offering this service to you, a Fund is not bound to meet any redemption request in less than the seven-day period prescribed by law. Neither a Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with a Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to a Fund at a later date. These sub-accounts may be registered either by name or number. A Fund's investment minimums apply to each sub-account. A Fund will send confirmation and account statements for the sub-accounts to the institution.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to a Fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to a Fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to a Fund in a timely fashion must be settled between you and your securities dealer.

Certain shareholder servicing agents may be authorized to accept your transaction request.


For institutional and bank trust accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus. Institutional and bank trust accounts include accounts opened by or in the name of a person (includes a legal entity or an individual) that has signed an Institutional Account Application or Bank Trust Application accepted by Franklin Templeton Institutional, LLC or entered into a selling agreement and/or servicing agreement with Distributors or Investor Services. For example, the Fund permits the owner of an institutional account to make a same day wire purchase if a good order purchase request is received (a) before the close of the New York Stock Exchange (NYSE) or (b) through the National Securities Clearing Corporation's automated system for processing purchase orders (Fund/SERV), even though funds are delivered by wire after the close of the NYSE. If funds to be wired are not received as scheduled, the purchase order may be cancelled or reversed and the institutional account owner could be liable for any losses or fees the Fund, Distributors and/or Investor Services may incur.


In the event of disputes involving conflicting claims of ownership or authority to control your shares, the Fund has the right (but has no obligation) to: (i) restrict the shares and require the written agreement of all persons deemed by the Fund to have a potential interest in the shares before executing instructions regarding the shares; or (ii) interplead disputed shares or the proceeds from the court-ordered sale thereof with a court of competent jurisdiction.

Should the Fund be required to defend against joint or multiple shareholders in any action relating to an ownership dispute, you expressly grant the Fund the right to obtain reimbursement for costs and expenses including, but not limited to, attorneys' fees and court costs, by unilaterally redeeming shares from your account.

The Fund may be required (i) pursuant to a validly issued levy, to turn your shares over to a levying officer who may, in turn, sell your shares at a public sale; or (ii) pursuant to a final order of forfeiture to sell your shares and remit the proceeds to the U.S. or state government as directed.


Clients of financial advisors whose firms have a Selling Agreement with Franklin Templeton Distributors, Inc., and who are eligible for the Financial Advisor Service Team (FAST) may be eligible for Franklin Templeton VIP ServicesTM which offers enhanced service and transaction capabilities. Please contact Shareholder Services at 1-800/632-2301 for additional information on this program.


THE UNDERWRITER
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Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of each Fund's shares. Distributors is located at One Franklin Parkway,
San Mateo, CA 94403-1906.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Funds pay the expenses of preparing and printing amendments to their registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors does not receive compensation from the Funds for acting as underwriter of the Funds' shares.

PERFORMANCE
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Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return before taxes, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sale of shares quotations used by the Funds are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES Average annual total return before taxes is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.


The average annual total returns before taxes for the indicated periods ended June 30, 2005, were:

                                   SINCE
                                 INCEPTION
                    1 YEAR       (4/30/03)
                      (%)           (%)
---------------------------------------------
Core Equity Fund       6.56        14.17
Growth Equity Fund    -0.61        10.82


The following SEC formula was used to calculate these figures:

                                 n
                           P(1+T)  = ERV

where:

P  =  a hypothetical initial payment of $1,000
T  =  average annual total return
n  =  number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes that income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., the ordinary income rate for distributions of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions of net long-term capital gains). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.


Each Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (pre-liquidation). The average annual total returns after taxes on distributions for the indicated periods ended June 30, 2005, were:

                                   SINCE
                                 INCEPTION
                    1 YEAR (%) (4/30/03) (%)
---------------------------------------------
Core Equity Fund       3.84        12.31
Growth Equity Fund    -2.42         9.05


The following SEC formula was used to calculate these figures:

                                n
                          P(1+T)  = ATV
                                       D

where:

P =  a hypothetical initial payment of $1,000
T =  average annual total return (after taxes on
     distributions)
n =  number of years
ATV   =  ending value of a hypothetical $1,000 payment made at
   D the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES Average annual total return after taxes on distributions and sale of fund shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes that income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., the ordinary income rate for distributions of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions of net long-term capital gains). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.


Each Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (post-liquidation). The average annual total returns after taxes on distributions and redemptions for the indicated periods ended June 30, 2005, were:

                                   SINCE
                                 INCEPTION
                    1 YEAR (%) (4/30/03) (%)
---------------------------------------------
Core Equity Fund       4.68        11.19
Growth Equity Fund     0.35         8.44


The following SEC formula was used to calculate these figures:

                                n
                          P(1+T)  = ATV
                                       DR

where:

P  =  a hypothetical initial payment of $1,000
T  =  average annual total return (after taxes on
      distributions and redemptions)
n  =  number of years
ATV   =  ending value of a hypothetical $1,000 payment made at
   DR the beginning of each period at the end of each period, after taxes on fund distributions and redemption


CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes income dividends and capital gain distributions are reinvested at net asset value, the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above. The cumulative total returns for the indicated periods ended June 30, 2005, were:

                                   SINCE
                                 INCEPTION
                    1 YEAR (%)   (4/30/03)
                                    (%)
---------------------------------------------
Core Equity Fund        6.56       33.27
Growth Equity Fund     -0.61       24.93


VOLATILITY Occasionally statistics may be used to show a Fund's volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS Sales literature referring to the use of a Fund as a potential investment for IRAs, business retirement plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

Each Fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to Franklin Templeton Investments. Resources is the parent company of the advisors and underwriter of Franklin
Templeton funds.



MISCELLANEOUS INFORMATION
-------------------------------------------------------------------


The Funds may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Savings Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Savings Planner leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.

The Funds are members of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services over 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has over $438 billion in assets under management for more than 6 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 105 U.S. based open-end investment companies to the public. Each Fund may identify itself by its Nasdaq symbol or CUSIP number.


Currently, there are more mutual funds than there are stocks listed on the NYSE. While many of them have similar investment goals, no two are exactly alike. Shares of the Funds are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

DESCRIPTION OF RATINGS
-------------------------------------------------------------------

PREFERRED STOCKS RATINGS

STANDARD & POOR'S RATINGS GROUP (S&P(R))

AAA: This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA: A preferred stock issue rated AA also qualifies as a high quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B and CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While these issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC: The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C: A preferred stock rated C is a non-paying issue.

D: A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE (MOODY'S)

INVESTMENT GRADE


Aaa: Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Bonds rated Aa are judged to be high quality and are subject to very low credit risk.

A: Bonds rated A are considered upper medium-grade obligations and are subject to low credit risk.

Baa: Bonds rated Baa are subject to moderate credit risk and are considered medium-grade obligations. As such they may have certain speculative characteristics.


BELOW INVESTMENT GRADE


Ba: Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Bonds rated B are considered speculative and are subject to high credit risk.

Caa: Bonds rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Bonds rated Ca are considered highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Bonds rated C are the lowest rated class of bonds and are typically in default. They have little prospects for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S RATINGS GROUP (S&P(R))

The issue rating definitions are expressions in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.


INVESTMENT GRADE


AAA: This is the highest rating assigned by S&P to a debt obligation. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Obligations rated AA differ from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Obligations rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher ratings categories.
However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Obligations rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BELOW INVESTMENT GRADE


BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of the adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. The C rating is also assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is still making payments.

D: Obligations rated D are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


r: This symbol is attached to the ratings of instruments with significant noncredit risks and highlights risks to principal or volatility of expected returns that are not addressed in the credit rating.

SHORT-TERM DEBT RATINGS


MOODY'S


Moody's short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs and to individual short-term debt instruments. These obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted. Moody's employs the following designations to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Issuers (or supporting institutions) so rated have a superior ability to repay short-term debt obligations.

P-2 (Prime-2): Issuers (or supporting institutions) so rated have a strong ability to repay short-term debt obligations.

P-3 (Prime-3): Issuers (or supporting institutions) so rated have an acceptable ability to repay short-term debt obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.


S&P



S&P's ratings are a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days -- including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1: This designation indicates that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: Issues carrying this designation are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations carrying the higher designations. However, the obligor's capacity to meet its financial commitments on the obligation is satisfactory.

A-3: Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Issues carrying this designation are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Issues carrying this designation are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: Issues carrying this designation are in payment default. The D rating category is used when payments on an obligation are not made on the due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.




                   INSTITUTIONAL FIDUCIARY TRUST
                        FILE NOS. 002-96634
                             811-04267

                             FORM N-1A

                              PART C
                         OTHER INFORMATION

ITEM 23.   EXHIBITS

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

      (a)  Agreement and Declaration of Trust

           (i)   Agreement and Declaration of Trust dated January
                 15, 1985
                 Filing: Post-Effective Amendment No. 24 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

           (ii)  Certificate of Amendment of Agreement and
                 Declaration of Trust dated May 12, 1987
                 Filing: Post-Effective Amendment No. 24 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

           (iii) Certificate of Amendment of Agreement and
                 Declaration of Trust dated October 9, 1987
                 Filing: Post-Effective Amendment No. 24 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

           (iv)  Certificate of Amendment of Agreement and
                 Declaration of Trust dated November 17, 1987
                 Filing: Post-Effective Amendment No. 24 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

           (v)   Certificate of Amendment of Agreement and
                 Declaration of Trust dated December 8, 1987
                 Filing: Post-Effective Amendment No. 24 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

           (vi)  Certificate of Amendment of Agreement and
                 Declaration of Trust dated December 12, 1989
                 Filing: Post-Effective Amendment No. 24 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

      (b)  By-Laws

           (i)   By-Laws
                 Filing: Post-Effective Amendment No. 24 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

           (ii)  Certificate of Amendment of By-Laws dated October
                 9, 1987
                 Filing: Post-Effective Amendment No. 24 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

           (iii) Amendment dated October 10, 2002 to the Bylaws
                 Filing: Post-Effective Amendment No. 34 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: October 30, 2003

           (iv)  Amendment dated May 12, 2004 to the Bylaws
                 Filing: Post-Effective Amendment No. 35 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: October 27, 2004

      (c)  Instruments Defining Rights of Security Holders

           Not Applicable

      (d)  Investment Advisory Contract

           (i) Administration Agreement between Registrant, on behalf of Money Market Portfolio, and Franklin
                 Advisers, Inc. dated November 1, 1992
                 Filing: Post-Effective Amendment No. 24 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

           (ii) Administration Agreement between Registrant, on behalf of Franklin Cash Reserves Fund, and Franklin Advisers, Inc. dated July 1, 1994
                 Filing: Post-Effective Amendment No. 24 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

           (iii) Amendment to Administration Agreement between Registrant, on behalf of Money Market Portfolio, and Franklin Advisers, Inc. dated August 1, 1995
                 Filing: Post-Effective Amendment No. 26 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing date: October 30, 1997

           (iv)  Amendment to Administration Agreement between
                 Registrant, on behalf of Franklin Cash Reserves
                 Fund, and Franklin Advisers, Inc. dated August 1,
                 1995
                 Filing: Post-Effective Amendment No. 26 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing date: October 30, 1997

           (v) Amendment to Administration Agreement between Registrant, on behalf of Money Market Portfolio, and Franklin
                 Advisers, Inc. dated November 1, 1998
                 Filing:  Post-Effective Amendment No. 29 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: August 27, 1999

           (vi) Investment Advisory Agreement dated March 31, 2003, between Registrant, on behalf of Franklin Structured
                 Large Cap Core Equity Fund and Franklin
                 Structured Large Cap Growth Equity
                 Fund, and Franklin Advisers, Inc.
                 Filing: Post-Effective Amendment No. 34 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: October 30, 2003

      (e)  Underwriting Contracts

           (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated April 23, 1995
                 Filing: Post-Effective Amendment No. 24 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

           (ii) Amendment dated January 12, 1999 of Amended and Restated Distribution Agreement between Registrant and
                 Franklin/Templeton Distribution, Inc. dated April
                 23, 1995
                 Filing: Post-Effective Amendment No. 34 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: October 30, 2003

           (iii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated
                 November 1, 2003
                 Filing: Post-Effective Amendment No. 35 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: October 27, 2004

      (f)  Bonus or Profit Sharing Contracts

           Not Applicable

      (g)  Custodian Agreements

           (i)   Master Custody Agreement between Registrant and
                 Bank of New York dated February 16, 1996
                 Filing: Post-Effective Amendment No. 25 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: October 31, 1996

           (ii)  Amendment dated May 7, 1997 to Master Custody
                 Agreement between Registrant and Bank of New York dated February 16, 1996
                 Filing: Post-Effective Amendment No. 26 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing date: October 30, 1997

           (iii) Amendment dated February 27, 1998 Master Custody
                 Agreement between the Registrant and Bank of New
                 York dated February 16, 1996
                 Filing: Post-Effective Amendment No. 27 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing date: August 24, 1998

           (iv) Amendment dated August 15, 2005 to Exhibit A of the Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996

           (v)   Terminal Link Agreement between Registrant and
                 Bank of New York dated February 16, 1996
                 Filing: Post-Effective Amendment No. 25 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: October 31, 1996

      (h)  Other Material Contracts

           (i) Fund Administration Agreement dated March 31, 2003 between Registrant, on behalf of Franklin Structured
                 Large Cap Core Equity Fund and Franklin
                 Structured Large Cap Growth Equity Fund, and
                 Franklin Templeton Services, LLC
                 Filing: Post-Effective Amendment No. 34 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: October 30, 2003

      (i)  Legal Opinion

           (i)   Opinion and consent of counsel dated August 18,
                 1998
                 Filing: Post-Effective Amendment No. 27 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing date: August 24, 1998

      (j)  Other Opinions

           (i)   Consent of Independent Registered Public
                 Accounting Firm

      (k)  Omitted Financial Statements

           Not Applicable

      (l)  Initial Capital Agreements

           (i) Letter of Understanding for Franklin Structured Large Cap Core Equity Fund dated April 30, 2003
                 Filing: Post-Effective Amendment No. 34 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: October 30, 2003

           (ii) Letter of Understanding for Franklin Structured Large Cap Growth Equity Fund dated April 30, 2003
                 Filing: Post-Effective Amendment No. 34 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: October 30, 2003

      (m)  Rule 12b-1 Plan

           (i) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Cash Reserves Fund, and Franklin/Templeton Distributors, Inc. dated July 1, 1994
                 Filing: Post-Effective Amendment No. 24 to
                 Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

           (ii) Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Money Market Portfolio, and Franklin/Templeton Distributors, Inc. dated December 1, 1993 Filing:
                 Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                 File No. 002-96634
                 Filing Date: September 1, 1995

      (n)  Rule 18f-3 Plan

           Not Applicable

      (p)  Code of Ethics

           (i)  Code of Ethics dated April 2005

      (q)  Power of Attorney

          (i) Power of Attorney for Institutional Fiduciary Trust dated May 12, 2004
                Filing: Post-Effective Amendment No. 35 to
                Registration Statement on Form N-1A
                File No. 002-96634
                Filing Date: October 27, 2004

          (ii) Power of Attorney for The Money Market Portfolios dated May 12, 2004
                Filing: Post-Effective Amendment No. 35 to
                Registration Statement on Form N-1A
                File No. 002-96634
                Filing Date: October 27, 2004

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
           REGISTRANT

           None

ITEM 25.   INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the Agreement and Declaration of Trust, By-Laws, Management Agreement and Distribution Agreements previously filed as exhibits and incorporated herein by reference.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

The officers and directors of Franklin Advisers, Inc. (Advisers), administrator of Money Market Portfolio and Franklin Cash Reserves Fund and investment advisor of the Master Fund, Franklin Structured Large Cap Core Equity Fund and Franklin Structured Large Cap Growth Equity Fund, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.   PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Capital Growth Fund
Franklin Custodian Funds, Inc.
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin Mutual Series Fund Inc.
Franklin Mutual Recovery Fund
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin Value Investors Trust

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-05889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or by its shareholder services agent, Franklin Templeton Investor Services, LLC at 3344 Quality Drive, P.O. Box 2258, Rancho Cordova, CA 95741-2258.

ITEM 29.   MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.   UNDERTAKINGS

      Not Applicable

                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of August, 2005.

                                    INSTITUTIONAL FIDUCIARY TRUST
                                    (Registrant)

                                    By:
                                          /s/ DAVID P. GOSS
                                          David P. Goss
                                          Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*             Trustee and Chief Executive
Rupert H. Johnson, Jr.              Officer - Investment Management
                                    Dated: August 29, 2005

JIMMY D. GAMBILL*                   Chief Executive Officer-Finance
Jimmy D. Gambill                    and Administration
                                    Dated: August 29, 2005

GALEN G. VETTER*                    Chief Financial Officer
Galen G. Vetter                     Dated: August 29, 2005

HARRIS J. ASHTON*                   Trustee
Harris J. Ashton                    Dated: August 29, 2005

ROBERT F. CARLSON*                  Trustee
Robert F. Carlson                   Dated: August 29, 2005

S. JOSEPH FORTUNATO*                Trustee
S. Joseph Fortunato                 Dated: August 29, 2005

Edith E. Holiday                    Trustee

CHARLES B. JOHNSON*                 Trustee
Charles B. Johnson                  Dated: August 29, 2005

FRANK W.T. LAHAYE*                  Trustee
Frank W.T. LaHaye                   Dated: August 29, 2005

GORDON S. MACKLIN*                  Trustee
Gordon S. Macklin                   Dated: August 29, 2005

Frank A. Olson                      Trustee



*By
      /s/ DAVID P. GOSS
      David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)







                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly consented to the filing of this Registration Statement of Institutional Fiduciary Trust and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of August, 2005.

                                    THE MONEY MARKET PORTFOLIOS

                                    By:
                                          /s/ DAVID P. GOSS
                                          David P. Goss
                                          Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following Trustees and Officers of The Money Market Portfolios in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*           Trustee and Chief Executive
Rupert H. Johnson, Jr.            Officer-Investment Management
                                  Dated: August 29, 2005

JIMMY D. GAMBILL*                 Chief Executive Officer-Finance
Jimmy D. Gambill                  and Administration
                                  Dated: August 29, 2005

GALEN G. VETTER*                  Chief Financial Officer
Galen G. Vetter                   Dated: August 29, 2005

HARRIS J. ASHTON*                 Trustee
Harris J. Ashton                  Dated: August 29, 2005

ROBERT F. CARLSON*                Trustee
Robert F. Carlson                 Dated: August 29, 2005

Edith E. Holiday                  Trustee

S. JOSEPH FORTUNATO*              Trustee
S. Joseph Fortunato               Dated: August 29, 2005

CHARLES B. JOHNSON*               Trustee
Charles B. Johnson                Dated: August 29, 2005

FRANK W. T. LAHAYE*               Trustee
Frank W. T. LaHaye                Dated: August 29, 2005

GORDON S. MACKLIN*                Trustee
Gordon S. Macklin                 Dated: August 29, 2005



*By   /s/ DAVID P. GOSS
      David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)



                   INSTITUTIONAL FIDUCIARY TRUST
                      REGISTRATION STATEMENT
                           EXHIBIT INDEX

EXHIBIT NO.          DESCRIPTION                        LOCATION

EX-99.a(i)           Agreement and Declaration of        *
                     Trust dated January 15, 1985

EX-99.a(ii)          Certificate of Amendment of         *
                     Agreement and Declaration of
                     Trust dated May 12, 1987

EX-99.a(iii)         Certificate of Amendment of         *
                     Agreement and Declaration of
                     Trust dated October 9, 1987

EX-99.a(iv)          Certificate of Amendment of         *
                     Agreement and Declaration of
                     Trust dated November 17, 1987

EX-99.a(v)           Certificate of Amendment of         *
                     Agreement and Declaration of
                     Trust dated December 8, 1987

EX-99.a(vi)          Certificate of Amendment of         *
                     Agreement and Declaration of
                     Trust dated December 12, 1989

EX-99.b(i)           By-Laws                             *

EX-99.b(ii)          Certificate of Amendment of         *
                     By-Laws dated October 9, 1987

EX-99.b(iii)         Amendment dated October 10, 2002    *
                     to the Bylaws

EX-99.b(iv)          Amendment dated May 12, 2004 to     *
                     the Bylaws

EX-99.d(i)           Administration Agreement between    *
                     Registrant, on behalf of Money
                     Market Portfolio, and Franklin
                     Advisers, Inc. dated November 1,
                     1992

EX-99.d(ii)          Administration Agreement between    *
                     Registrant, on behalf of
                     Franklin Cash Reserve Fund, and
                     Franklin Advisers, Inc. dated
                     July 1, 1994


EX-99.d(iii)         Amendment to Administration         *
                     Agreement between Registrant, on
                     behalf of Money Market
                     Portfolio, and Franklin
                     Advisers, Inc. dated August 1,
                     1995

EX-99.d(iv)          Amendment to Administration         *
                     Agreement between Registrant, on
                     behalf of Franklin Cash Reserves
                     Fund, and Franklin Advisers,
                     Inc. dated August 1, 1995

EX-99.d(v)           Amendment to Administration         *
                     Agreement between Registrant, on
                     behalf of Money Market
                     Portfolio, and Franklin
                     Advisers, Inc. dated November 1,
                     1998

EX-99.d(vi)          Investment Advisory Agreement       *
                     dated March 31, 2003, between
                     Registrant, on behalf of
                     Franklin Structured Large Cap
                     Core Equity Fund and Franklin
                     Structured Large Cap Growth
                     Equity Fund, and Franklin
                     Advisers, Inc.

EX-99.e(i)           Amended and Restated                *
                     Distribution Agreement between
                     Registrant and
                     Franklin/Templeton Distributors,
                     Inc. dated April 23, 1995

EX-99.e(ii)          Amendment dated January 12, 1999    *
                     of Amended and Restated
                     Distribution Agreement between
                     Registrant and
                     Franklin/Templeton Distribution,
                     Inc. dated April 23, 1995

EX-99.e(iii)         Forms of Dealer Agreements          *
                     between Franklin/Templeton
                     Distributors, Inc. and
                     Securities Dealers dated
                     November 1, 2003

EX-99.g(i)           Master Custody Agreement between    *
                     Registrant and Bank of New York
                     dated February 16, 1996

EX-99.g(ii)          Amendment dated May 7, 1997 to      *
                     Master Custody Agreement between
                     Registrant and Bank of New York
                     dated February 16, 1996

EX-99.g(iii)         Amendment dated February 27,        *
                     1998 to Master Custody Agreement
                     between Registrant and Bank of
                     New York dated February 16, 1996

EX-99.(g)(iv)        Amendment dated August 15, 2005     Attached
                     to Exhibit A of the Master
                     Custody Agreement between the
                     Registrant and Bank of New York
                     dated February 16, 1996

EX-99.g(v)           Terminal Link Agreement between     *
                     Registrant and Bank of New York
                     dated February 16, 1996

EX-99.h(i)           Fund Administration Agreement       *
                     dated March 31, 2003 between
                     Registrant, on behalf of
                     Franklin Structured Large Cap
                     Core Equity Fund and Franklin
                     Structured Large Cap Growth
                     Equity Fund, and Franklin
                     Templeton Services, LLC

EX-99.i(i)           Opinion and consent of counsel      *
                     dated August 18, 1998

EX-99.j(i)           Consent of Independent              Attached
                     Registered Public Accounting Firm

EX-99.l(i)           Letter of Understanding for         *
                     Franklin Structured Large Cap
                     Core Equity Fund dated April 30,
                     2003

EX-99.l(ii)          Letter of Understanding for         *
                     Franklin Structured Large Cap
                     Growth Equity Fund dated April
                     30, 2003

EX-99.m(i)           Distribution Plan pursuant to       *
                     Rule 12b-1 between Registrant,
                     on behalf of Franklin Cash
                     Reserves Fund, and
                     Franklin/Templeton Distributors,
                     Inc. dated July 1, 1994

EX-99.m(ii)          Amended and Restated                *
                     Distribution Plan pursuant to
                     Rule 12b-1 between Registrant,
                     on behalf of Money Market
                     Portfolio, and
                     Franklin/Templeton Distributors,
                     Inc. dated December 1, 1993

EX-99.p(i)           Code of Ethics dated April 2005     Attached

EX-99.q(i)           Power of Attorney for               *
                     Institutional Fiduciary Trust
                     dated May 12, 2004

EX-99.q(ii)          Power of Attorney for The Money     *
                     Market Portfolios dated May 12,
                     2004

*Incorporated by Reference